As Filed with the Securities and Exchange Commission on September 13, 2002
  File No. 333-47016
File No. 811-8475

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
Registration Statement
Under
The Securities Act of 1933 ☒

Post-Effective Amendment No. 7
For Registration Under the Investment Company Act of 1940 ☒
Amendment No. 16

GE Capital Life Separate Account II
(Exact Name of Registrant)

GE Capital Life Assurance Company of New York
(Name of Depositor)

125 Park Avenue, 6th Floor
New York, New York 10017-5529
(Address of Depositor’s Principal Executive Office)

David J. Sloane
Senior Vice President and Chief Administrative Officer
GE Capital Life Assurance Company of New York
125 Park Avenue, 6th Floor
New York, New York 10017-5529
(Name and address of Agent for Service)

Copy to:
Heather Harker
Vice President
GE Capital Life Assurance Company of New York
6610 W. Broad St.
Richmond, VA 23230

It is proposed that this filing will become effective (check appropriate box)

☒  immediately upon filing pursuant to paragraph (b) of Rule 485
☐  on (date) pursuant to paragraph (b) of Rule 485
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:    Individual Flexible Premium Variable Deferred Annuity Contracts

SUPPLEMENT DATED SEPTEMBER 13, 2002 TO

PROSPECTUS DATED MAY 1, 2002 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

THROUGH ITS

GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1.	The “Transfers Before the Annuity Commencement Date” and the “Telephone/Internet Transactions” provisions of the “Transfers” section of your prospectus are amended as follows:

Transfers Before the Annuity Commencement Date

You may transfer all or a portion of your assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions. You may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the “Requesting Payments” provision.

Transfers From the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a dollar-cost averaging program (see the “Dollar-Cost Averaging” provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers From the Subaccounts to the Guarantee Account

We may also restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

You may submit 12 Subaccount transfers each calendar year by U.S. Mail, voice response, internet, telephone or facsimile. Once such 12 Subaccount transfers have been executed a letter will be sent to you notifying you that you may submit additional transfers only in writing by U.S. Mail. Transfer requests sent by same day mail, courier service, internet, telephone or facsimile will not be accepted. If you wish to cancel a written Subaccount transfer, you must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the Valuation Day the cancellation request is received at our Service Center. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a dollar-cost averaging program or portfolio rebalancing program.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests;

(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(3)	the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties (see the “Transfers by Third Parties” provision).

If your transfer request is not processed, you will be sent a letter notifying you that your transfer request was not honored. If we do not honor your transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

Telephone/Internet Transactions

You may make your first 12 transfers among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us provided we receive written authorization from you at our Service Center to execute such transactions prior to your request. Transactions that can be conducted over the telephone and internet include, but are not limited to:

(1)
the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

(2)	dollar-cost averaging; and

(3)	portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

(1)	requiring you or a third party to provide some form of personal identification before we act on the telephone/internet instructions;

(2)	confirming the telephone/internet transaction in writing to you or a third party you authorized; and/or

(3)	tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and internet transactions.

2

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

2.	Effective October 1, 2002, the address for GE Capital Life Assurance Company of New York will change to:

200 Old Country Road, Suite 240
Mineola, New York 11501

All inquiries should continue to be sent to the Variable Annuity Service Center (the “Service Center”) at:

6610 West Broad Street
Richmond, Virginia 23230

3

SUPPLEMENT DATED JULY 5, 2002 TO

PROSPECTUS DATED MAY 1, 2002 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

THROUGH ITS GE CAPITAL LIFE SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Examples 3, 4, 5 and 6 on pages 16 through 22 of the prospectus are deleted and replaced with the following:

Example 3 reflects expenses with the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is age 70 or younger at issue.

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$97.81	$142.35	$189.54	$288.52
AIM V.I. Growth Fund — Series I Shares	98.11	143.25	191.03	291.47
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	97.81	142.35	189.54	288.52

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	98.51	144.44	193.02	295.39
Premier Growth Portfolio — Class B	102.20	155.43	211.20	330.84
Quasar Portfolio — Class B	101.30	152.77	206.81	322.35

Dreyfus

Dreyfus Investments Portfolios — Emerging Markets Portfolio — Initial Shares	109.24	176.18	245.11	394.96
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	97.11	140.25	186.05	281.60

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	97.91	142.65	190.04	289.51
Federated International Small Company Fund II	105.78	166.01	228.55	363.98

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	97.71	142.05	189.04	287.54
VIP Growth Portfolio — Service Class 2	98.61	144.74	193.52	296.37

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	98.71	145.04	194.01	297.34

1

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	$97.71	$142.05	$189.04	$287.54
VIP III Mid Cap Portfolio — Service Class 2	98.71	145.04	194.01	297.34

GE Investments Funds, Inc.

Income Fund	94.81	133.33	174.49	258.49
Mid-Cap Value Equity Fund	96.11	137.25	181.04	271.63
Money Market Fund	93.51	129.39	167.90	245.18
Premier Growth Equity Fund	96.01	136.95	180.54	270.62
S&P 500® Index Fund	93.20	128.48	166.37	242.08
Small-Cap Value Equity Fund	98.41	144.14	192.52	294.41
U.S. Equity Fund	95.11	134.23	176.01	261.54
Value Equity Fund	97.21	140.55	186.55	282.59

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	98.51	144.44	193.02	295.39
Balanced Portfolio — Service Shares	98.41	144.14	192.52	294.41
Capital Appreciation Portfolio — Service Shares	98.41	144.14	192.52	294.41
Global Life Sciences Portfolio — Service Shares	100.01	148.91	200.43	309.93
Global Technology Portfolio — Service Shares	98.81	145.34	194.51	298.32
Growth Portfolio — Service Shares	98.41	144.14	192.52	294.41
International Growth Portfolio — Service Shares	98.91	145.64	195.00	299.29
Worldwide Growth Portfolio — Service Shares	98.71	145.04	194.01	297.34

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	100.81	151.29	204.36	317.59
MFS® Investors Trust Series — Service Class Shares	100.71	150.99	203.87	316.64
MFS® New Discovery Series — Service Class Shares	102.30	155.73	211.68	331.78
MFS® Utilities Series — Service Class Shares	101.01	151.88	205.34	319.50

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	97.81	142.35	189.54	288.52
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	98.11	143.25	191.03	291.47

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	98.31	143.85	192.03	293.43
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	96.81	139.35	184.55	278.62
Long-Term U.S. Government Bond Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	95.81	136.34	179.54	268.61
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	95.81	136.34	179.54	268.61

Rydex Variable Trust

OTC Fund	103.79	160.15	218.95	345.73

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	99.91	148.62	199.94	0.00
Emerging Growth Portfolio — Class II Shares	99.41	147.13	197.47	0.00

*	surrender includes annuitization over a period of less than 5 years

2

Example 4 reflects expenses for the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or you do not surrender* and assumes each Annuitant is age 70 or younger at issue.
	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$25.81	$79.35	$135.54	$288.52
AIM V.I. Growth Fund — Series I Shares	26.11	80.25	137.03	291.47
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	25.81	79.35	135.54	288.52

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	26.51	81.44	139.02	295.39
Premier Growth Portfolio — Class B	30.20	92.43	157.20	330.84
Quasar Portfolio — Class B	29.30	89.77	152.81	322.35

Dreyfus

Dreyfus Investments Portfolios — Emerging Markets Portfolio — Initial Shares	37.24	113.18	191.11	394.96
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	25.11	77.25	132.05	281.60

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	25.91	79.65	136.04	289.51
Federated International Small Company Fund II	33.78	103.01	174.55	363.98

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	25.71	79.05	135.04	287.54
VIP Growth Portfolio — Service Class 2	26.61	81.74	139.52	296.37

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	26.71	82.04	140.01	297.34

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	25.71	79.05	135.04	287.54
VIP III Mid Cap Portfolio — Service Class 2	26.71	82.04	140.01	297.34

GE Investments Funds, Inc.

Income Fund	22.81	70.33	120.49	258.49
Mid-Cap Value Equity Fund	24.11	74.25	127.04	271.63
Money Market Fund	21.51	66.39	113.90	245.18
Premier Growth Equity Fund	24.01	73.95	126.54	270.62
S&P 500® Index Fund	21.20	65.48	112.37	242.08
Small-Cap Value Equity Fund	26.41	81.14	138.52	294.41
U.S. Equity Fund	23.11	71.23	122.01	261.54
Value Equity Fund	25.21	77.55	132.55	282.59

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	26.51	81.44	139.02	295.39
Balanced Portfolio — Service Shares	26.41	81.14	138.52	294.41
Capital Appreciation Portfolio — Service Shares	26.41	81.14	138.52	294.41
Global Life Sciences Portfolio — Service Shares	28.01	85.91	146.43	309.93
Global Technology Portfolio — Service Shares	26.81	82.34	140.51	298.32
Growth Portfolio — Service Shares	26.41	81.14	138.52	294.41

3

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

International Growth Portfolio — Service Shares	$26.91	$82.64	$141.00	$299.29
Worldwide Growth Portfolio — Service Shares	26.71	82.04	140.01	297.34

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	28.81	88.29	150.36	317.59
MFS® Investors Trust Series — Service Class Shares	28.71	87.99	149.87	316.64
MFS® New Discovery Series — Service Class Shares	30.30	92.73	157.68	331.78
MFS® Utilities Series — Service Class Shares	29.01	88.88	151.34	319.50

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	25.81	79.35	135.54	288.52
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	26.11	80.25	137.03	291.47

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	26.31	80.85	138.03	293.43
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	24.81	76.35	130.55	278.62
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	23.81	73.34	125.54	268.61
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	23.81	73.34	125.54	268.61

Rydex Variable Trust

OTC Fund	31.79	97.15	164.95	345.73

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	27.91	85.62	145.94	308.97
Emerging Growth Portfolio — Class II Shares	27.41	84.13	143.47	304.15

*	surrender includes annuitization over a period of less than 5 years

Example 5 reflects expenses without the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is over age 70 at issue.

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$80.31	$134.85	$183.03	$293.43
AIM V.I. Growth Fund — Series I Shares	80.61	135.74	184.52	296.37
AIM V.I. Premier Equity — Series I Shares (formerly, AIM V.I. Value Fund)	80.31	134.85	183.03	293.43

Alliance Variable Product Series Fund, Inc,

Growth and Income Portfolio — Class B	81.01	136.94	186.50	300.27
Premier Growth Portfolio — Class B	84.70	147.91	204.63	335.52
Quasar Portfolio — Class B	83.80	145.25	200.25	327.07

*	surrender includes annuitization over a period of less than 5 years

4

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	$91.73	$168.62	$238.45	$399.29
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	79.61	132.75	179.55	286.55

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	80.41	135.14	183.52	294.41
Federated International Small Company Fund II	88.27	158.47	221.93	368.48

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	80.21	134.55	182.53	292.45
VIP Growth Portfolio — Service Class 2	81.11	137.23	186.99	301.24

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	81.21	137.53	187.49	302.21

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	80.21	134.55	182.53	292.45
VIP III Mid Cap Portfolio — Service Class 2	81.21	137.53	187.49	302.21

GE Investments Funds, Inc.

Income Fund	77.31	125.84	168.02	263.57
Mid-Cap Value Equity Fund	78.61	129.75	174.55	276.63
Money Market Fund	76.01	121.91	161.44	250.32
Premier Growth Equity Fund	78.51	129.45	174.05	275.63
S&P 500® Index Fund	75.71	121.00	159.92	247.24
Small-Cap Value Equity Fund	80.91	136.64	186.00	299.29
U.S. Equity Fund	77.61	126.74	169.53	266.60
Value Equity Fund	79.71	133.05	180.04	287.54

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	81.01	136.94	186.50	300.27
Balanced Portfolio — Service Shares	80.91	136.64	186.00	299.29
Capital Appreciation Portfolio — Service Shares	80.91	136.64	186.00	299.29
Global Life Sciences Portfolio — Service Shares	82.51	141.40	193.89	314.73
Global Technology Portfolio — Service Shares	81.31	137.83	187.98	303.18
Growth Portfolio — Service Shares	80.91	136.64	186.00	299.29
International Growth Portfolio — Service Shares	81.41	138.13	188.47	304.15
Worldwide Growth Portfolio — Service Shares	81.21	137.53	187.49	302.21

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	83.30	143.77	197.81	322.35
MFS® Investors Trust Series — Service Class Shares	83.20	143.38	197.32	321.40
MFS® New Discovery Series — Service Class Shares	84.80	148.21	205.11	336.45
MFS® Utilities Series — Service Class Shares	83.50	144.36	198.78	324.24

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	80.31	134.85	183.03	293.43
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	80.61	135.74	184.52	296.37

5

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	$80.81	$136.34	$185.51	$298.32
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	79.31	131.85	178.05	283.59
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	78.31	128.85	173.05	273.63
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	78.31	128.85	173.05	273.63

Rydex Variable Trust

OTC Fund	86.29	152.62	212.36	350.33

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	82.41	141.10	193.40	0.00
Emerging Growth Portfolio — Class II Shares	81.91	139.62	190.94	0.00

Example 6 reflects expenses without the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or do not surrender* and assumes either Annuitant is over age 70 at issue.

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$26.31	$80.85	$138.03	$293.43
AIM V.I. Growth Fund — Series I Shares	26.61	81.74	139.52	296.37
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	26.31	80.85	138.03	293.43

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	27.01	82.94	141.50	300.27
Premier Growth Portfolio — Class B	30.70	93.91	159.63	335.52
Quasar Portfolio — Class B	29.80	91.25	155.25	327.07

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	37.73	114.62	193.45	399.29
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	25.61	78.75	134.55	286.55

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	26.41	81.14	138.52	294.41
Federated International Small Company Fund II	34.27	104.47	176.93	368.48

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	26.21	80.55	137.53	292.45
VIP Growth Portfolio — Service Class 2	27.11	83.23	141.99	301.24

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	27.21	83.53	142.49	302.21

*	surrender includes annuitization over a period of less than 5 years

6

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	$26.21	$80.55	$137.53	$292.45
VIP III Mid Cap Portfolio — Service Class 2	27.21	83.53	142.49	302.21

GE Investments Funds, Inc.

Income Fund	23.31	71.84	123.02	263.57
Mid-Cap Value Equity Fund	24.61	75.75	129.55	276.63
Money Market Fund	22.01	67.91	116.44	250.32
Premier Growth Equity Fund	24.51	75.45	129.05	275.63
S&P 500® Index Fund	21.71	67.00	114.92	247.24
Small-Cap Value Equity Fund	26.91	82.64	141.00	299.29
U.S. Equity Fund	23.61	72.74	124.53	266.60
Value Equity Fund	25.71	79.05	135.04	287.54

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	27.01	82.94	141.50	300.27
Balanced Portfolio — Service Shares	26.91	82.64	141.00	299.29
Capital Appreciation Portfolio — Service Shares	26.91	82.64	141.00	299.29
Global Life Sciences Portfolio — Service Shares	28.51	87.40	148.89	314.73
Global Technology Portfolio — Service Shares	27.31	83.83	142.98	303.18
Growth Portfolio — Service Shares	26.91	82.64	141.00	299.29
International Growth Portfolio — Service Shares	27.41	84.13	143.47	304.15
Worldwide Growth Portfolio — Service Shares	27.21	83.53	142.49	302.21

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	29.30	89.77	152.81	322.35
MFS® Investors Trust Series — Service Class Shares	29.20	89.48	152.32	321.40
MFS® New Discovery Series — Service Class Shares	30.80	94.21	160.11	336.45
MFS® Utilities Series — Service Class Shares	29.50	90.36	153.78	324.24

Oppenheimer Variable Account Funds

Oppenheimer Global Securities Fund/VA — Service Shares	26.31	80.85	138.03	293.43
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	26.61	81.74	139.52	296.37

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	26.81	82.34	140.51	298.32
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	25.31	77.85	133.05	283.59
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	24.31	74.85	128.05	273.63
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	24.31	74.85	128.05	273.63

Rydex Variable Trust

OTC Fund	32.29	98.62	167.36	350.33

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	28.41	87.10	148.40	313.77
Emerging Growth Portfolio — Class II Shares	27.91	85.62	145.94	308.97

7

SUPPLEMENT DATED JUNE 3, 2002

TO THE PROSPECTUS DATED MAY 1, 2002

TO FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective June 3, 2002, the second sentence of the “Principal Underwriter” provision of the “Distribution of the Contracts” section is amended as follows:

Capital Brokerage, a Washington corporation and an affiliate of ours, is located at  201 Merritt 7, PO Box 5005, Norwalk, Connecticut, 06856-5005.

1

GE Capital Life Separate Account II
Prospectus For The
Flexible Premium Variable Deferred Annuity Contract
Form NY1155 4/00

Issued by:
GE Capital Life Assurance Company of New York
125 Park Avenue, 6th Floor, New York, New York 10017-5529

Service Center
6610 West Broad Street
Richmond, VA 23230
(800) 313-5282

This prospectus gives details about the contract, the Separate Account and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This Prospectus describes a flexible premium variable deferred annuity contract (the “contract”) for individuals and some qualified and nonqualified retirement plans. GE Capital Life Assurance Company of New York (the “Company,” “we,” “GE Capital Life,” “us,” or “our”) issues the contract.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the GE Capital Life Separate Account II (the “Separate Account”) invests in shares of portfolios of the underlying mutual funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares
AIM V.I. Blue Chip Fund — Series I Shares
AIM V.I. Capital Appreciation Fund — Series I Shares
AIM V.I. Growth Fund — Series I Shares
AIM V.I. Premier Equity Fund (formerly, AIM V.I. Value Fund) — Series I Shares

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
Premier Growth Portfolio — Class B
Quasar Portfolio — Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund — Class I
VP International Fund — Class I
VP Ultra Fund — Class I
VP Value Fund — Class I
Dreyfus:
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares
Dreyfus Variable Investment Fund — Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Income Fund of Boston*
VT Worldwide Health Sciences Fund

Federated Insurance Series:
Federated High Income Bond Fund II* — Service Shares
Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
VIP Growth Portfolio — Service Class 2

Fidelity Variable Insurance Products Funds II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
VIP III Mid Cap Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Large Cap Growth Securities Fund —  Class 2 Shares
Mutual Shares Securities Fund — Class 2 Shares
Templeton Foreign Securities Fund — Class 2 Shares
Templeton Global Asset Allocation Fund — Class 2 Shares

GE Investments Funds, Inc.:
Income Fund
Mid-Cap Value Equity Fund
Money Market Fund
Premier Growth Equity Fund
S&P 500® Index Fund
Small-Cap Value Equity Fund
U.S. Equity Fund
Value Equity Fund

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
Balanced Portfolio — Service Shares
Capital Appreciation Portfolio — Service Shares
Global Life Sciences Portfolio — Service Shares
Global Technology Portfolio — Service Shares
Growth Portfolio — Service Shares
International Growth Portfolio — Service Shares
Worldwide Growth Portfolio — Service Shares

J.P. Morgan Series Trust II:
Bond Portfolio
International Opportunities Portfolio
Mid Cap Value Portfolio
Small Company Portfolio
U.S. Disciplined Equity Portfolio

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
MFS® Investors Trust Series — Service Class Shares
MFS® New Discovery Series — Service Class Shares
MFS® Strategic Income Series — Service Class Shares
MFS® Total Return Series — Service Class Shares
MFS® Utilities Series — Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA — Service Shares
Oppenheimer Global Securities Fund/VA —Service Shares
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
Oppenheimer Main Street Small Cap Fund/VA —Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
High Yield Portfolio* (formerly, High Yield Bond Portfolio) — Administrative Class Shares
Long-Term U.S. Government Portfolio (formerly, Long-Term U.S. Government Bond Portfolio) — Administrative Class Shares
Total Return Portfolio (formerly, Total Return Bond Portfolio) — Administrative Class Shares

Rydex Variable Trust
OTC Fund

Scudder Variable Series II
Scudder Technology Growth Portfolio — Class B Shares
SVS Dreman High Return Equity Portfolio — Class B Shares
SVS Dreman Small Cap Value Portfolio — Class B Shares

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares
Emerging Growth Portfolio — Class II Shares
* These portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these portfolios may be available in all markets.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

•	Is NOT a bank deposit

•	Is NOT FDIC insured

•	Is NOT insured or endorsed by a bank or any Federal government agency

•	MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the portfolios(s) you select. You bear the investment risk of investing in the portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These underlying mutual fund options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2002, as amended June 28, 2002, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at: 1-800-313-5282; or write us at: 6610 West Broad Street, Richmond, VA 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC’s website at: www.sec.gov.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May, 2002, as amended June 28, 2002.

Definitions

The following terms are used throughout the prospectus.

Accumulation Unit — An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant — The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date — The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract.

Annuity Unit — An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code — The Internal Revenue Code of 1986, as amended.

Contract Date — The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value — The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund — Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account — Assets of the Company other than those allocated to GE Life & Annuity Separate Account II or any other separate account of the Company.

Guarantee Account — Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Separate Account — GE Capital Life Separate Account II, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate portfolio.

Service Center — The office to which all written and telephone inquiries concerning the contract or the portfolios of the Funds should be made: 6610 West Broad Street, Richmond, VA 23230, 1-800-313-5282. The term “we” may be used throughout this Prospectus in connection with calculations of Contract Value; in these instances, the term “we” has the same meaning as Service Center.

Subaccount — A division of the Separate Account which invests exclusively in shares of a designated portfolio of one of the Funds. Not all subaccounts may be available in all markets. Subaccount may be referred to as Investment Subdivision in the contract and/or marketing materials.

Surrender Value — The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, contract maintenance charge, any enhanced benefit charge and any surrender charge.

Valuation Day — Any day that the New York Stock Exchange is open for regular trading, except for days on which a portfolio does not value its shares.

Valuation Period — The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Day.

Expense Table

The following table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase this contract. The table reflects Separate Account charges and charges assessed against amounts you allocate to the Guarantee Account. For more complete descriptions of the various costs and charges involved, see the “Charges and Other Deductions” provision in this Prospectus, and the Fund prospectuses. Premium taxes may also apply, although they do not appear in the table.

Owner Transaction Expenses:	Without Enhanced Payment Benefit	With Enhanced Payment Benefit3

The maximum surrender charge (as a percentage of each purchase payment surrendered/withdrawn):	6%	8%

The surrender charge without the enhanced payment benefit is as follows:

Number of Full and Partially Completed Years Since We Received the Purchase Payment	Surrender Charge as a Percentage of the Surrendered or Withdrawn Purchase Payment

1	6%
2	6%
3	6%
4	6%
5	5%
6	4%
7 or more	0%

The surrender charge without the enhanced payment benefit is as follows:

Number of Full and Partially Completed Years Since We Received the Purchase Payment	Surrender Charge as a Percentage of the Surrendered or Withdrawn Purchase Payment

1	8%
2	8%
3	7%
4	7%
5	6%
6	5%
7	4%
8	2%
8 or more	0%

Transfer Charge1	$10

(for each transfer after the first in a calendar month)

Annual Expenses (effective annual rate of Separate Account charges as a percentage of the daily net asets of the Separate Acount):	Annuitant & Joint Annuitant Age 70 or Younger at Issue	Either Annuitant Over Age 70 at Issue

Mortality and Expense Risk Charge	1.30%	1.50%
Administrative Expense Charge	0.15%	0.15%
Total Annual Expenses	1.45%	1.65%

Other Annual Expenses:

Annual Contract Charge		$30	2
Optional Enhanced Payment Benefit (deducted daily as a percentage of Contract Value allocated to the Separate Account)3		0.15%

1	We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month. We currently do not asses this charge.
2	We do not assess this charge if your Contract Value at the time the charge is due is more than $40,000.
3	If you elect the enhanced payment benefit, the surrender period will increase from 6 years to 8 years.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2001 as a percentage of each portfolio’s average net assets after any fee waivers and/or expense reimbursements, if applicable:
Portfolio	Management Fees	12b-1 Fees*	Service Share Fees**	Other Expenses	Total Annual Expenses

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	0.80%	—	—	0.41%	1.21%
AIM V.I. Blue Chip Fund — Series I Shares	0.75%	—	—	0.51%	1.26%
AIM V.I. Capital Appreciation Fund — Series I Shares	0.61%	—	—	0.24%	0.85%
AIM V.I. Growth Fund — Series I Shares	0.62%	—	—	0.26%	0.88%
AIM V.I. Premier Equity Fund (formerly, AIM Value Fund) — Series I Shares	0.60%	—	—	0.25%	0.85%

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	0.63%	0.25%	—	0.04%	0.92%
Premier Growth Portfolio — Class B	1.00%	0.25%	—	0.04%	1.29%
Quasar Portfolio — Class B	0.82%	0.25%	—	0.13%	1.20%

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	0.70%	—	—	—	0.70%
VP International Fund — Class I	1.26%	—	—	—	1.26%
VP Ultra Fund — Class I	1.00%	—	—	—	1.00%
VP Value Fund — Class I	0.97%	—	—	—	0.97%

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Class Shares	—	—	—	2.00%	2.00%
Dreyfus Investments Portfolios — MidCap Stock Portfolio — Initial Class Shares	0.75%	—	—	0.14%	0.89%
Dreyfus VIF — Money Market Portfolio	0.50%	—	—	0.08%	0.58%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Class Shares	0.75%	—	—	0.03%	0.78%

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	0.56%	—	0.25%	0.45%	1.26%
VT Income Fund of Boston	0.63%	—	0.25%	0.40%	1.28%
VT Worldwide Health Sciences Fund	1.00%	—	0.25%	2.55%	3.80%

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	0.60%	—	0.10%	0.16%	0.86%
Federated International Small Company Fund II	0.00%	—	0.10%	1.55%	1.65%

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2 Shares	0.48%	0.25%	—	0.11%	0.84%
VIP Growth Portfolio — Service Class 2 Shares	0.58%	0.25%	—	0.10%	0.93%

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II ContraFund® Portfolio — Service Class 2 Shares	0.58%	0.25%	—	0.11%	0.94%

Portfolio	Management Fees	12b-1 Fees*	Service Share Fees**	Other Expenses	Total Annual Expenses

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2 Shares	0.48%	0.25%	—	0.11%	0.84%
VIP III Mid Cap Portfolio — Service Class 2 Shares	0.58%	0.25%	—	0.11%	0.94%

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund —Class 2 Shares	0.75%	0.25%	—	0.03%	1.03%
Mutual Shares Securities Fund — Class 2 Shares	0.60%	0.25%	—	0.19%	1.04%
Templeton Foreign Securities Fund — Class 2 Shares	0.68%	0.25%	—	0.22%	1.15%
Templeton Global Asset Allocation Fund —Class 2 Shares	0.61%	0.25%	—	0.20%	1.06%

GE Investments Funds, Inc.

Income Fund	0.50%	—	—	0.05%	0.55%
Mid-Cap Value Equity Fund	0.65%	—	—	0.03%	0.68%
Money Market Fund	0.38%	—	—	0.04%	0.42%
Premier Growth Equity Fund	0.65%	—	—	0.02%	0.67%
S&P 500® Index Fund	0.35%	—	—	0.04%	0.39%
Small-Cap Value Equity Fund	0.80%	—	—	0.11%	0.91%
U.S. Equity Fund	0.55%	—	—	0.03%	0.58%
Value Equity Fund	0.65%	—	—	0.14%	0.79%

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	0.65%	0.25%	—	0.02%	0.92%
Balanced Portfolio — Service Shares	0.65%	0.25%	—	0.01%	0.91%
Capital Appreciation Portfolio — Service Shares	0.65%	0.25%	—	0.01%	0.91%
Global Life Sciences Portfolio — Service Shares	0.65%	0.25%	—	0.17%	1.07%
Global Technology Portfolio — Service Shares	0.65%	0.25%	—	0.05%	0.95%
Growth Portfolio — Service Shares	0.65%	0.25%	—	0.01%	0.91%
International Growth Portfolio — Service Shares	0.65%	0.25%	—	0.06%	0.96%
Worldwide Growth Portfolio — Service Shares	0.65%	0.25%	—	0.04%	0.94%

J.P. Morgan Series Trust II

Bond Portfolio	0.30%	—	0.45%	—	0.75%
International Opportunities Portfolio	0.60%	—	0.60%	—	1.20%
Mid Cap Value Portfolio	0.70%	—	0.30%	—	1.00%
Small Company Portfolio	0.60%	—	0.55%	—	1.15%
U.S. Disciplined Equity Portfolio	0.35%	—	0.50%	—	0.85%

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series —Service Class Shares	0.75%	0.25%	—	0.15%	1.15%
MFS® Investors Trust Series — Service Class Shares	0.75%	0.25%	—	0.14%	1.14%
MFS® New Discovery Series — Service Class Shares	0.90%	0.25%	—	0.15%	1.30%

Portfolio	Management Fees	12b-1 Fees*	Service Share Fees**	Other Expenses	Total Annual Expenses

MFS® Strategic Income Series — Service Class Shares	0.75%	0.25%		0.15%	1.15%
MFS® Total Return Series — Service Class Shares	0.75%	0.25%	—	0.13%	1.13%
MFS® Utilities Series — Service Class Shares	0.75%	0.25%	—	0.17%	1.17%

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA —Service Shares	0.64%	0.15%	—	0.02%	0.81%
Oppenheimer Global Securities Fund/VA —Service Shares	0.64%	0.15%	—	0.06%	0.85%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	0.68%	0.15%	—	0.05%	0.88%
Oppenheimer Main Street Small Cap Fund/VA —Service Shares	0.75%	0.15%	—	0.29%	1.19%

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	0.25%	—	0.15%	0.50%	0.90%
High Yield Portfolio (formerly, High Yield Bond Portfolio) — Administrative Class Shares	0.25%	—	0.15%	0.35%	0.75%
Long-Term U.S. Government Portfolio (formerly, Long-Term U.S. Government Bond Portfolio) — Administrative Class Shares	0.25%	—	0.15%	0.25%	0.65%
Total Return Portfolio (formerly, Total Return Bond Portfolio) — Administrative Class Shares	0.25%	—	0.15%	0.25%	0.65%

Rydex Variable Trust

Rydex OTC Fund	0.75%	—	0.25%	0.45%	1.45%

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	0.74%	0.25%	—	0.07%	1.06%
SVS Dreman High Return Equity Portfolio —Class B Shares	0.75%	0.25%	—	0.07%	1.07%
SVS Dreman Small Cap Value Portfolio —Class B Shares	0.75%	0.25%	—	0.04%	1.04%

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	0.60%	0.25%	—	0.21%	1.06%
Emerging Growth Portfolio — Class II Shares	0.70%	0.25%	—	0.06%	1.01%

*
The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios’ assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.

**
The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios’ assets attributable to the contracts will be remitted to the Company.

1
Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio’s expenses. In addition, through arrangements with the portfolio’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio’s custodian expenses. These offsets may be discontinued at any time.

Accordingly,	the actual total operating expenses were:

• VIP Equity-Income Portfolio — Service Class 2	0.83%
• VIP Growth Portfolio — Service Class 2	0.90%
• VIP II Contrafund® Portfolio — Service Class 2	0.90%
• VIP III Growth & Income Portfolio — Service Class 2	0.82%
• VIP III Mid Cap Portfolio — Service Class 2	0.88%

Some of the portfolios are subject to fee waivers and/or expense reimbursements. The following table shows what the expenses would have been for such portfolios without fee waivers and/or expense reimbursement.

Portfolio	Management fees	12b-1 Fees*	Service Share Fees**	Other Expenses	Total Annual Expenses

Alliance Variable Products Series Fund, Inc.

Quasar Portfolio — Class B	1.00%	0.25%	—	0.18%	1.43%

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Class Shares	1.25%	—	—	4.15%	5.40%

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	0.58%	—	0.25%	0.45%	1.28%

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	0.60%	0.25%	0.25%	0.16%	1.26%
Federated International Small Company Fund II	1.25%	0.25%	0.25%	3.79%	5.54%

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund — Class 2 Shares	0.69%	0.25%	—	0.22%	1.16%

J.P. Morgan Series Trust II

International Opportunities Portfolio	0.60%	—	0.60%	0.20%	1.40%
Mid Cap Value Portfolio	0.70%	—	0.30%	9.62%	10.62%

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	0.75%	0.25%	—	0.17%	1.17%
MFS® Investors Trust Series — Service Class Shares	0.75%	0.25%	—	0.15%	1.15%
MFS® New Discovery Series — Service Class Shares	0.90%	0.25%	—	0.19%	1.34%
MFS® Strategic Income Series — Service Class Shares	0.75%	0.25%		0.37%	1.37%
MFS® Total Return Series — Service Class Shares	0.75%	0.25%	—	0.14%	1.14%
MFS® Utilities Series — Service Class Shares	0.75%	0.25%	—	0.18%	1.18%

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	0.25%	—	0.15%	0.51%	0.91%
High Yield Portfolio (formerly, High Yield Bond Portfolio) — Administrative Class Shares	0.25%	—	0.15%	0.36%	0.76%
Long-Term U.S. Government Portfolio (formerly, Long-Term U.S. Government Bond Portfolio) — Administrative Class Shares	0.25%	—	0.15%	0.26%	0.66%
Total Return Portfolio (formerly, Total Return Bond) — Administrative Class Shares	0.25%	—	0.15%	0.26%	0.66%

*
The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios’ assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.

**
The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios’ assets attributable to the contracts will be remitted to the Company.

The expenses shown in the tables above are deducted by the portfolios before they provide us with the daily net asset value. We then deduct Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each portfolio. Information relating to the portfolios was provided by the portfolios and not independently verified by us.

OTHER CONTRACTS
We may offer other variable annuity contracts which also may invest in the same portfolios (or many of the same) of the Funds. These contracts may have different charges that could affect the value of the Subaccounts, and may offer different benefits more suitable to your needs. To obtain more information, contact your registered representative, or call (800) 313-5282.

EXAMPLES
The following examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expense may be more or less than those shown. The examples are based on the annual expenses of the portfolios for the year ended December 31, 2001 (shown above in Portfolio Annual Expenses).

The expenses, and therefore the examples, reflect certain fee waivers and expense reimbursements provided to some of the portfolios and assume they will continue for the periods shown. We cannot guarantee that these fee waivers and expense reimbursements will continue.

The examples show what an owner would pay assuming a $1,000 investment, a 5% annual return and no change in portfolio expenses.

(1)	A mortality and expense risk charge of 1.30%;

(2)	An administrative expense charge of 0.15%;

(3)	An annual contract charge of $30; and

(4)	A maximum charge of 0.15% of the Contract Value if the optional Enhanced Payment Benefit has been elected.

If either Annuitant is older than age 70 at the time the contract is issued, the applicable examples reflect the following contract charges:

(1)	A mortality and expense risk charge of 1.50%;

(2)	An administrative expense charge of 0.15%;

(3)	An annual contract charge of $30; and

(4)	A maximum charge of 0.15% of the Contract Value if the optional Enhanced Payment Benefit has been elected.

Deductions for the premium taxes are not reflected, but may apply.

*    *    *

Example 1 reflects expenses without the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes each Annuitant is age 70 or younger at issue.

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	$81.91	$139.62	$190.94	$308.97
AIM V.I. Blue Chip Fund — Series I Shares	82.41	141.10	193.40	313.77
AIM V.I. Capital Appreciation Fund — Series I Shares	78.31	128.85	173.05	273.63
AIM V.I. Growth Fund — Series I Shares	78.61	129.75	174.55	276.63
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	78.31	128.85	173.05	273.63

*	surrender includes annuitization over a period of less than 5 years

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	$79.01	$130.95	$176.55	$280.61
Premier Growth Portfolio — Class B	82.71	141.99	194.87	316.64
Quasar Portfolio — Class B	81.81	139.32	190.45	308.01

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	76.81	124.33	165.49	258.49
VP International Fund — Class I	82.41	141.10	193.40	313.77
VP Ultra Fund — Class I	79.81	133.35	180.54	288.52
VP Value Fund — Class I	79.51	132.45	179.05	285.56

Dreyfus

Dreyfus Investments Portfolios — Emerging Markets Portfolio — Initial Shares	89.76	162.84	229.05	381.83
Dreyfus Investment Portfolios — MidCap Stock Portfolio —Initial Shares	78.71	130.05	175.05	277.63
Dreyfus Variable Investment Fund — Money Market Portfolio	75.61	120.70	159.41	246.21
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	77.61	126.74	169.53	266.60

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	82.41	141.10	193.40	313.77
VT Income Fund of Boston	82.61	141.70	194.38	315.68
VT Worldwide Health Sciences Fund	107.41	213.66	310.17	525.73

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	78.41	129.15	173.55	274.63
Federated International Small Company Fund II	86.29	152.62	212.36	350.33

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	78.21	128.55	172.55	272.63
VIP Growth Portfolio — Service Class 2	79.11	131.25	177.05	281.60

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	79.21	131.55	177.55	282.59

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	78.21	128.55	172.55	272.63
VIP III Mid Cap Portfolio — Service Class 2	79.21	131.55	177.55	282.59

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	80.11	134.25	182.03	291.47
Mutual Shares Securities Fund — Class 2 Shares	80.21	134.55	182.53	292.45
Templeton Foreign Securities Fund — Class 2 Shares	81.31	137.83	187.98	303.18
Templeton Global Asset Allocation Fund — Class 2 Shares	80.41	135.14	183.52	294.41

GE Investments Funds, Inc.

Income Fund	75.30	119.78	157.88	243.11
Mid-Cap Value Equity Fund	76.61	123.72	164.48	256.46
Money Market Fund	74.00	115.83	151.24	229.58
Premier Growth Equity Fund	76.51	123.42	163.98	255.44
S&P 500® Index Fund	73.70	114.92	149.70	226.43
Small-Cap Value Equity Fund	78.91	130.65	176.05	279.62
U.S. Equity Fund	75.61	120.70	159.41	246.21
Value Equity Fund	77.71	127.04	170.03	267.60

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	$79.01	$130.95	$176.55	$280.61
Balanced Portfolio — Service Shares	78.91	130.65	176.05	279.62
Capital Appreciation Portfolio — Service Shares	78.91	130.65	176.05	279.62
Global Life Sciences Portfolio — Service Shares	80.51	135.44	184.02	295.39
Global Technology Portfolio — Service Shares	79.31	131.85	178.05	283.59
Growth Portfolio — Service Shares	78.91	130.65	176.05	279.62
International Growth Portfolio — Service Shares	79.41	132.15	178.55	284.58
Worldwide Growth Portfolio — Service Shares	79.21	131.55	177.55	282.59

J.P. Morgan Series Trust II

Bond Portfolio	77.31	125.84	168.02	263.57
International Opportunities Portfolio	81.81	139.32	190.45	308.01
Mid Cap Value Portfolio	79.81	133.35	180.54	288.52
Small Company Portfolio	81.31	137.83	187.98	303.18
U.S. Disciplined Equity Portfolio	78.31	128.85	173.05	273.63

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	81.31	137.83	187.98	303.18
MFS® Investors Trust Series — Service Class Shares	81.21	137.53	187.49	302.21
MFS® New Discovery Series — Service Class Shares	82.81	142.29	195.36	317.59
MFS® Strategic Income Series — Service Class Shares	81.31	137.83	187.98	303.18
MFS® Total Return Series — Service Class Shares	81.11	137.23	186.99	301.24
MFS® Utilities Series — Service Class Shares	81.51	138.43	188.97	305.11

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA — Service Shares	77.91	127.65	171.04	269.62
Oppenheimer Global Securities Fund/VA — Service Shares	78.31	128.85	173.05	273.63
Oppenheimer Main Street Growth & Income Fund/VA —Service Shares	78.61	129.75	174.55	276.63
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	81.71	139.02	189.95	307.04

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	78.81	130.35	175.55	278.62
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	77.31	125.84	168.02	263.57
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	76.31	122.82	162.96	253.39
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	76.31	122.82	162.96	253.39

Rydex Variable Trust

OTC Fund	84.30	146.73	202.68	331.78

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B	80.41	135.14	183.52	294.41
SVS Dreman High Return Equity Portfolio — Class B	80.51	135.44	184.02	295.39
SVS Dreman Small Cap Value Portfolio — Class B	80.21	134.55	182.53	292.45

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	80.41	135.14	183.52	0.00
Emerging Growth Portfolio — Class II Shares	79.91	133.65	181.04	0.00

Example 2 reflects expenses without the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period or do not surrender* and assumes each Annuitant is age 70 or younger at issue.

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	$27.91	$85.62	$145.94	$308.97
AIM V.I. Blue Chip Fund — Series I Shares	28.41	87.10	148.40	313.77
AIM V.I. Capital Appreciation Fund — Series I Shares	24.31	74.85	128.05	273.63
AIM V.I. Growth Fund — Series I Shares	24.61	75.75	129.55	276.63
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	24.31	74.85	128.05	273.63

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	25.01	76.95	131.55	280.61
Premier Growth Portfolio — Class B	28.71	87.99	149.87	316.64
Quasar Portfolio — Class B	27.81	85.32	145.45	308.01

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	22.81	70.33	120.49	258.49
VP International Fund — Class I	28.41	87.10	148.40	313.77
VP Ultra Fund — Class I	25.81	79.35	135.54	288.52
VP Value Fund — Class I	25.51	78.45	134.05	285.56

Dreyfus

Dreyfus Investments Portfolios — Emerging Markets Portfolio — Initial Shares	35.76	108.84	184.05	381.83
Dreyfus Investment Portfolios — MidCap Stock Portfolio —Initial Shares	24.71	76.05	130.05	277.63
Dreyfus Variable Investment Fund — Money Market Portfolio	21.61	66.70	114.41	246.21
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	23.61	72.74	124.53	266.60

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	28.41	87.10	148.40	313.77
VT Income Fund of Boston	28.61	87.70	149.38	315.68
VT Worldwide Health Sciences Fund	53.41	159.66	265.17	525.73

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	24.41	75.15	128.55	274.63
Federated International Small Company Fund II	32.29	98.62	167.36	350.33

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	24.21	74.55	127.55	272.63
VIP Growth Portfolio — Service Class 2	25.11	77.25	132.05	281.60

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	25.21	77.55	132.55	282.59

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	24.21	74.55	127.55	272.63
VIP III Mid Cap Portfolio — Service Class 2	25.21	77.55	132.55	282.59

*	surrender includes annuitization over a period of less than 5 years

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	$26.11	$80.25	$137.03	$291.47
Mutual Shares Securities Fund — Class 2 Shares	26.21	80.55	137.53	292.45
Templeton Foreign Securities Fund — Class 2 Shares	27.31	83.83	142.98	303.18
Templeton Global Asset Allocation Fund — Class 2 Shares	26.41	81.14	138.52	294.41

GE Investments Funds, Inc.

Income Fund	21.30	65.78	112.88	243.11
Mid-Cap Value Equity Fund	22.61	69.72	119.48	256.46
Money Market Fund	20.00	61.83	106.24	229.58
Premier Growth Equity Fund	22.51	69.42	118.98	255.44
S&P 500® Index Fund	19.70	60.92	104.70	226.43
Small-Cap Value Equity Fund	24.91	76.65	131.05	279.62
U.S. Equity Fund	21.61	66.70	114.41	246.21
Value Equity Fund	23.71	73.04	125.03	267.60

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	25.01	76.95	131.55	280.61
Balanced Portfolio — Service Shares	24.91	76.65	131.05	279.62
Capital Appreciation Portfolio — Service Shares	24.91	76.65	131.05	279.62
Global Life Sciences Portfolio — Service Shares	26.51	81.44	139.02	295.39
Global Technology Portfolio — Service Shares	25.31	77.85	133.05	283.59
Growth Portfolio — Service Shares	24.91	76.65	131.05	279.62
International Growth Portfolio — Service Shares	25.41	78.15	133.55	284.58
Worldwide Growth Portfolio — Service Shares	25.21	77.55	132.55	282.59

J.P. Morgan Series Trust II

Bond Portfolio	23.31	71.84	123.02	263.57
International Opportunities Portfolio	27.81	85.32	145.45	308.01
Mid Cap Value Portfolio	25.81	79.35	135.54	288.52
Small Company Portfolio	27.31	83.83	142.98	303.18
U.S. Disciplined Equity Portfolio	24.31	74.85	128.05	273.63

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	27.31	83.83	142.98	303.18
MFS® Investors Trust Series — Service Class Shares	27.21	83.53	142.49	302.21
MFS® New Discovery Series — Service Class Shares	28.81	88.29	150.36	317.59
MFS® Strategic Income Series — Service Class Shares	27.31	83.83	142.98	303.18
MFS® Total Return Series — Service Class Shares	27.11	83.23	141.99	301.24
MFS® Utilities Series — Service Class Shares	27.51	84.43	143.97	305.11

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA — Service Shares	23.91	73.65	126.04	269.62
Oppenheimer Global Securities Fund/VA — Service Shares	24.31	74.85	128.05	273.63
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	24.61	75.75	129.55	276.63
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	27.71	85.02	144.95	307.04

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	24.81	76.35	130.55	278.62
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	23.31	71.84	123.02	263.57
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	22.31	68.82	117.96	253.39
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	22.31	68.82	117.96	253.39

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Rydex Variable Trust

OTC Fund	$30.30	$92.73	$157.68	$331.78

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	26.41	81.14	138.52	294.41
SVS Dreman High Return Equity Portfolio — Class B Shares	26.51	81.44	139.02	295.39
SVS Dreman Small Cap Value Portfolio — Class B Shares	26.21	80.55	137.53	292.45

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	26.41	81.14	138.52	294.41
Emerging Growth Portfolio — Class II Shares	25.91	79.65	136.04	289.51

Example 3 reflects expenses with the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is age 70 or younger at issue.

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	$101.40	$153.07	$207.30	$323.29
AIM V.I. Blue Chip Fund — Series I Shares	101.90	154.55	209.74	328.02
AIM V.I. Capital Appreciation Fund — Series I Shares	97.81	142.35	189.54	288.52
AIM V.I. Growth Fund — Series I Shares	98.11	143.25	191.03	291.47
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	97.81	142.35	189.54	288.52

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	98.51	144.44	193.02	295.39
Premier Growth Portfolio — Class B	102.20	155.43	211.20	330.84
Quasar Portfolio — Class B	101.30	152.77	206.81	322.35

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	96.31	137.85	182.05	273.63
VP International Fund — Class I	101.90	154.55	209.74	328.02
VP Ultra Fund — Class I	99.31	146.83	196.98	303.18
VP Value Fund — Class I	99.01	145.94	195.50	300.27

Dreyfus

Dreyfus Investments Portfolios — Emerging Markets Portfolio — Initial Shares	109.24	176.18	245.11	394.96
Dreyfus Investment Portfolios — MidCap Stock Portfolio —Initial Shares	98.21	143.55	191.53	292.45
Dreyfus Variable Investment Fund — Money Market Portfolio	95.11	134.23	176.01	261.54
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	97.11	140.25	186.05	281.60

*	surrender includes annuitization over a period of less than 5 years

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	$101.90	$154.55	$209.74	$328.02
VT Income Fund of Boston	102.10	155.14	210.71	329.90
VT Worldwide Health Sciences Fund	126.86	226.77	325.58	536.44

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	97.91	142.65	190.04	289.51
Federated International Small Company Fund II	105.78	166.01	228.55	363.98

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	97.71	142.05	189.04	287.54
VIP Growth Portfolio — Service Class 2	98.61	144.74	193.52	296.37

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	98.71	145.04	194.01	297.34

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	97.71	142.05	189.04	287.54
VIP III Mid Cap Portfolio — Service Class 2	98.71	145.04	194.01	297.34

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	99.61	147.72	198.46	306.08
Mutual Shares Securities Fund — Class 2 Shares	99.71	148.02	198.95	307.04
Templeton Foreign Securities Fund — Class 2 Shares	100.81	151.29	204.36	317.59
Templeton Global Asset Allocation Fund — Class 2 Shares	99.91	148.62	199.94	308.97

GE Investments Funds, Inc.

Income Fund	94.81	133.33	174.49	258.49
Mid-Cap Value Equity Fund	96.11	137.25	181.04	271.63
Money Market Fund	93.51	129.39	167.90	245.18
Premier Growth Equity Fund	96.01	136.95	180.54	270.62
S&P 500® Index Fund	93.20	128.48	166.37	242.08
Small-Cap Value Equity Fund	98.41	144.14	192.52	294.41
U.S. Equity Fund	95.11	134.23	176.01	261.54
Value Equity Fund	97.21	140.55	186.55	282.59

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	98.51	144.44	193.02	295.39
Balanced Portfolio — Service Shares	98.41	144.14	192.52	294.41
Capital Appreciation Portfolio — Service Shares	98.41	144.14	192.52	294.41
Global Life Sciences Portfolio — Service Shares	100.01	148.91	200.43	309.93
Global Technology Portfolio — Service Shares	98.81	145.34	194.51	298.32
Growth Portfolio — Service Shares	98.41	144.14	192.52	294.41
International Growth Portfolio — Service Shares	98.91	145.64	195.00	299.29
Worldwide Growth Portfolio — Service Shares	98.71	145.04	194.01	297.34

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

J.P. Morgan Series Trust II

Bond Portfolio	$96.81	$139.35	$184.55	$278.62
International Opportunities Portfolio	101.30	152.77	206.81	322.35
Mid Cap Value Portfolio	99.31	146.83	196.98	303.18
Small Company Portfolio	100.81	151.29	204.36	317.59
U.S. Disciplined Equity Portfolio	97.81	142.35	189.54	288.52

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	100.81	151.29	204.36	317.59
MFS® Investors Trust Series — Service Class Shares	100.71	150.99	203.87	316.64
MFS® New Discovery Series — Service Class Shares	102.30	155.73	211.68	331.78
MFS® Strategic Income Series — Service Class Shares	100.81	151.29	204.36	317.59
MFS® Total Return Series — Service Class Shares	100.61	150.70	203.38	315.68
MFS® Utilities Series — Service Class Shares	101.01	151.88	205.34	319.50

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA — Service Shares	97.41	141.15	187.55	284.58
Oppenheimer Global Securities Fund/VA — Service Shares	97.81	142.35	189.54	288.52
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	98.11	143.25	191.03	291.47
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	101.20	152.48	206.32	321.40

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	98.31	143.85	192.03	293.43
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	96.81	139.35	184.55	278.62
Long-Term U.S. Government Bond Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	95.81	136.34	179.54	268.61
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	95.81	136.34	179.54	268.61

Rydex Variable Trust

OTC Fund	103.79	160.15	218.95	345.73

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	99.91	148.62	199.94	308.97
SVS Dreman High Return Equity Portfolio — Class B Shares	100.01	148.91	200.43	309.93
SVS Dreman Small Cap Value Portfolio — Class B Shares	99.71	148.02	198.95	307.04

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	99.91	148.62	199.94	0.00
Emerging Growth Portfolio — Class II Shares	99.41	147.13	197.47	0.00

Example 4 reflects expenses for the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or you do not surrender* and assumes each Annuitant is age 70 or younger at issue.

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	$29.40	$90.07	$153.30	$323.29
AIM V.I. Blue Chip Fund — Series I Shares	29.90	91.55	155.74	328.02
AIM V.I. Capital Appreciation Fund — Series I Shares	25.81	79.35	135.54	288.52
AIM V.I. Growth Fund — Series I Shares	26.11	80.25	137.03	291.47
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	25.81	79.35	135.54	288.52

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	26.51	81.44	139.02	295.39
Premier Growth Portfolio — Class B	30.20	92.43	157.20	330.84
Quasar Portfolio — Class B	29.30	89.77	152.81	322.35

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	24.31	74.85	128.05	273.63
VP International Fund — Class I	29.90	91.55	155.74	328.02
VP Ultra Fund — Class I	27.31	83.83	142.98	303.18
VP Value Fund — Class I	27.01	82.94	141.50	300.27

Dreyfus

Dreyfus Investments Portfolios — Emerging Markets Portfolio — Initial Shares	37.24	113.18	191.11	394.96
Dreyfus Investment Portfolios — MidCap Stock Portfolio —Initial Shares	26.21	80.55	137.53	292.45
Dreyfus Variable Investment Fund-Money Market Portfolio	23.11	71.23	122.01	261.54
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	25.11	77.25	132.05	281.60

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	29.90	91.55	155.74	328.02
VT Income Fund of Boston	30.10	92.14	156.71	329.90
VT Worldwide Health Sciences Fund	54.86	163.77	271.58	536.44

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	25.91	79.65	136.04	289.51
Federated International Small Company Fund II	33.78	103.01	174.55	363.98

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	25.71	79.05	135.04	287.54
VIP Growth Portfolio — Service Class 2	26.61	81.74	139.52	296.37

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	26.71	82.04	140.01	297.34

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	25.71	79.05	135.04	287.54
VIP III Mid Cap Portfolio — Service Class 2	26.71	82.04	140.01	297.34

*	surrender includes annuitization over a period of less than 5 years

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	$27.61	$84.72	$144.46	$306.08
Mutual Shares Securities Fund — Class 2 Shares	27.71	85.02	144.95	307.04
Templeton Foreign Securities Fund — Class 2 Shares	28.81	88.29	150.36	317.59
Templeton Global Asset Allocation Fund — Class 2 Shares	27.91	85.62	145.94	308.97

GE Investments Funds, Inc.

Income Fund	22.81	70.33	120.49	258.49
Mid-Cap Value Equity Fund	24.11	74.25	127.04	271.63
Money Market Fund	21.51	66.39	113.90	245.18
Premier Growth Equity Fund	24.01	73.95	126.54	270.62
S&P 500® Index Fund	21.20	65.48	112.37	242.08
Small-Cap Value Equity Fund	26.41	81.14	138.52	294.41
U.S. Equity Fund	23.11	71.23	122.01	261.54
Value Equity Fund	25.21	77.55	132.55	282.59

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	26.51	81.44	139.02	295.39
Balanced Portfolio — Service Shares	26.41	81.14	138.52	294.41
Capital Appreciation Portfolio — Service Shares	26.41	81.14	138.52	294.41
Global Life Sciences Portfolio — Service Shares	28.01	85.91	146.43	309.93
Global Technology Portfolio — Service Shares	26.81	82.34	140.51	298.32
Growth Portfolio — Service Shares	26.41	81.14	138.52	294.41
International Growth Portfolio — Service Shares	26.91	82.64	141.00	299.29
Worldwide Growth Portfolio — Service Shares	26.71	82.04	140.01	297.34

J.P. Morgan Series Trust II

Bond Portfolio	24.81	76.35	130.55	278.62
International Opportunities Portfolio	29.30	89.77	152.81	322.35
Mid Cap Value Portfolio	27.31	83.83	142.98	303.18
Small Company Portfolio	28.81	88.29	150.36	317.59
U.S. Disciplined Equity Portfolio	25.81	79.35	135.54	288.52

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	28.81	88.29	150.36	317.59
MFS® Investors Trust Series — Service Class Shares	28.71	87.99	149.87	316.64
MFS® New Discovery Series — Service Class Shares	30.30	92.73	157.68	331.78
MFS® Strategic Income Series — Service Class Shares	28.81	88.29	150.36	317.59
MFS® Total Return Series — Service Class Shares	28.61	87.70	149.38	315.68
MFS® Utilities Series — Service Class Shares	29.01	88.88	151.34	319.50

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA — Service Shares	25.41	78.15	133.55	284.58
Oppenheimer Global Securities Fund/VA — Service Shares	25.81	79.35	135.54	288.52
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	26.11	80.25	137.03	291.47
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	29.20	89.48	152.32	321.40

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	26.31	80.85	138.03	293.43
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	24.81	76.35	130.55	278.62

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	$23.81	$73.34	$125.54	$268.61
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	23.81	73.34	125.54	268.61

Rydex Variable Trust

OTC Fund	31.79	97.15	164.95	345.73

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	27.91	85.62	145.94	308.97
SVS Dreman High Return Equity Portfolio — Class B Shares	28.01	85.91	146.43	309.93
SVS Dreman Small Cap Value Portfolio — Class B Shares	27.71	85.02	144.95	307.04

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	27.91	85.62	145.94	308.97
Emerging Growth Portfolio — Class II Shares	27.41	84.13	143.47	304.15

Example 5 reflects expenses without the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is over age 70 at issue.

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	$83.90	$145.55	$200.74	$328.02
AIM V.I. Blue Chip Fund — Series I Shares	84.40	147.03	203.17	332.71
AIM V.I. Capital Appreciation Fund — Series I Shares	80.31	134.85	183.03	293.43
AIM V.I. Growth Fund — Series I Shares	80.61	135.74	184.52	296.37
AIM V.I. Premier Equity — Series I Shares (formerly, AIM V.I. Value Fund)	80.31	134.85	183.03	293.43

Alliance Variable Product Series Fund, Inc,

Growth and Income Portfolio — Class B	81.01	136.94	186.50	300.27
Premier Growth Portfolio — Class B	84.70	147.91	204.63	335.52
Quasar Portfolio — Class B	83.80	145.25	200.25	327.07

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	78.81	130.35	175.55	278.62
VP International Fund — Class I	84.40	147.03	203.17	332.71
VP Ultra Fund — Class I	81.81	139.32	190.45	308.01
VP Value Fund — Class I	81.51	138.43	188.97	305.11

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	91.73	168.62	238.45	399.29
Dreyfus Investment Portfolios — MidCap Stock Portfolio —Initial Shares	80.71	136.04	185.01	297.34
Dreyfus Variable Investment Fund — Money Market Portfolio	77.61	126.74	169.53	266.60
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	79.61	132.75	179.55	286.55

*	surrender includes annuitization over a period of less than 5 years

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	$84.40	$147.03	$203.17	$332.71
VT Income Fund of Boston	84.60	147.62	204.14	334.59
VT Worldwide Health Sciences Fund	109.35	219.13	318.71	539.97

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	80.41	135.14	183.52	294.41
Federated International Small Company Fund II	88.27	158.47	221.93	368.48

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	80.21	134.55	182.53	292.45
VIP Growth Portfolio — Service Class 2	81.11	137.23	186.99	301.24

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	81.21	137.53	187.49	302.21

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	80.21	134.55	182.53	292.45
VIP III Mid Cap Portfolio — Service Class 2	81.21	137.53	187.49	302.21

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	82.11	140.21	191.92	310.89
Mutual Shares Securities Fund — Class 2 Shares	82.21	140.51	192.41	311.86
Templeton Foreign Securities Fund — Class 2 Shares	83.30	143.77	197.81	322.35
Templeton Global Asset Allocation Fund — Class 2 Shares	82.41	141.10	193.40	313.77

GE Investments Funds, Inc.

Income Fund	77.31	125.84	168.02	263.57
Mid-Cap Value Equity Fund	78.61	129.75	174.55	276.63
Money Market Fund	76.01	121.91	161.44	250.32
Premier Growth Equity Fund	78.51	129.45	174.05	275.63
S&P 500® Index Fund	75.71	121.00	159.92	247.24
Small-Cap Value Equity Fund	80.91	136.64	186.00	299.29
U.S. Equity Fund	77.61	126.74	169.53	266.60
Value Equity Fund	79.71	133.05	180.04	287.54

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	81.01	136.94	186.50	300.27
Balanced Portfolio — Service Shares	80.91	136.64	186.00	299.29
Capital Appreciation Portfolio — Service Shares	80.91	136.64	186.00	299.29
Global Life Sciences Portfolio — Service Shares	82.51	141.40	193.89	314.73
Global Technology Portfolio — Service Shares	81.31	137.83	187.98	303.18
Growth Portfolio — Service Shares	80.91	136.64	186.00	299.29
International Growth Portfolio — Service Shares	81.41	138.13	188.47	304.15
Worldwide Growth Portfolio — Service Shares	81.21	137.53	187.49	302.21

J.P. Morgan Series Trust II

Bond Portfolio	79.31	131.85	178.05	283.59
International Opportunities Portfolio	83.80	145.25	200.25	327.07
Mid Cap Value Portfolio	81.81	139.32	190.45	308.01
Small Company Portfolio	83.30	143.77	197.81	322.35
U.S. Disciplined Equity Portfolio	80.31	134.85	183.03	293.43

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	$83.30	$143.77	$197.81	$322.35
MFS® Investors Trust Series — Service Class Shares	83.20	143.38	197.32	321.40
MFS® New Discovery Series — Service Class Shares	84.80	148.21	205.11	336.45
MFS® Strategic Income Series — Service Class Shares	83.30	143.77	197.81	322.35
MFS® Total Return Series — Service Class Shares	83.11	143.18	196.83	320.45
MFS® Utilities Series — Service Class Shares	83.50	144.36	198.78	324.24

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA — Service Shares	79.91	133.65	181.04	289.51
Oppenheimer Global Securities Fund/VA — Service Shares	80.31	134.85	183.03	293.43
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	80.61	135.74	184.52	296.37
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	83.70	144.96	199.76	326.13

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	80.81	136.34	185.51	298.32
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	79.31	131.85	178.05	283.59
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	78.31	128.85	173.05	273.63
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	78.31	128.85	173.05	273.63

Rydex Variable Trust

OTC Fund	86.29	152.62	212.36	350.33

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	82.41	141.10	193.40	313.77
SVS Dreman High Return Equity Portfolio — Class B Shares	82.51	141.40	193.89	314.73
SVS Dreman Small Cap Value Portfolio — Class B Shares	82.21	140.51	192.41	311.86

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	82.41	141.10	193.40	0.00
Emerging Growth Portfolio — Class II Shares	81.91	139.62	190.94	0.00

Example 6 reflects expenses without the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or do not surrender* and assumes either Annuitant is over age 70 at issue

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	$29.90	$91.55	$155.74	$328.02
AIM V.I. Blue Chip Fund — Series I Shares	30.40	93.03	158.17	332.71
AIM V.I. Capital Appreciation Fund — Series I Shares	26.31	80.85	138.03	293.43
AIM V.I. Growth Fund — Series I Shares	26.61	81.74	139.52	296.37
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	26.31	80.85	138.03	293.43

*	surrender includes annuitization over a period of less than 5 years.

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	$27.01	$82.94	$141.50	$300.27
Premier Growth Portfolio — Class B	30.70	93.91	159.63	335.52
Quasar Portfolio — Class B	29.80	91.25	155.25	327.07

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	24.81	76.35	130.55	278.62
VP International Fund — Class I	30.40	93.03	158.17	332.71
VP Ultra Fund — Class I	27.81	85.32	145.45	308.01
VP Value Fund — Class I	27.51	84.43	143.97	305.11

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio —Initial Shares	37.73	114.62	193.45	399.29
Dreyfus Investment Portfolios — MidCap Stock Portfolio —Initial Shares	26.71	82.04	140.01	297.34
Dreyfus Variable Investment Fund — Money Market Portfolio	23.61	72.74	124.53	266.60
The Dreyfus Socially Responsible Growth Fund, Inc. —Initial Shares	25.61	78.75	134.55	286.55

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	30.40	93.03	158.17	332.71
VT Income Fund of Boston	30.60	93.62	159.14	334.59
VT Worldwide Health Sciences Fund	55.35	165.13	273.71	539.97

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	26.41	81.14	138.52	294.41
Federated International Small Company Fund II	34.27	104.47	176.93	368.48

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	26.21	80.55	137.53	292.45
VIP Growth Portfolio — Service Class 2	27.11	83.23	141.99	301.24

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	27.21	83.53	142.49	302.21

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	26.21	80.55	137.53	292.45
VIP III Mid Cap Portfolio — Service Class 2	27.21	83.53	142.49	302.21

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	28.11	86.21	146.92	310.89
Mutual Shares Securities Fund — Class 2 Shares	28.21	86.51	147.41	311.86
Templeton Foreign Securities Fund — Class 2 Shares	29.30	89.77	152.81	322.35
Templeton Global Asset Allocation Fund — Class 2 Shares	28.41	87.10	148.40	313.77

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

GE Investments Funds, Inc.

Income Fund	$23.31	$71.84	$123.02	$263.57
Mid-Cap Value Equity Fund	24.61	75.75	129.55	276.63
Money Market Fund	22.01	67.91	116.44	250.32
Premier Growth Equity Fund	24.51	75.45	129.05	275.63
S&P 500® Index Fund	21.71	67.00	114.92	247.24
Small-Cap Value Equity Fund	26.91	82.64	141.00	299.29
U.S. Equity Fund	23.61	72.74	124.53	266.60
Value Equity Fund	25.71	79.05	135.04	287.54

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	27.01	82.94	141.50	300.27
Balanced Portfolio — Service Shares	26.91	82.64	141.00	299.29
Capital Appreciation Portfolio — Service Shares	26.91	82.64	141.00	299.29
Global Life Sciences Portfolio — Service Shares	28.51	87.40	148.89	314.73
Global Technology Portfolio — Service Shares	27.31	83.83	142.98	303.18
Growth Portfolio — Service Shares	26.91	82.64	141.00	299.29
International Growth Portfolio — Service Shares	27.41	84.13	143.47	304.15
Worldwide Growth Portfolio — Service Shares	27.21	83.53	142.49	302.21

J.P. Morgan Series Trust II

Bond Portfolio	25.31	77.85	133.05	283.59
International Opportunities Portfolio	29.80	91.25	155.25	327.07
Mid Cap Value Portfolio	27.81	85.32	145.45	308.01
Small Company Portfolio	29.30	89.77	152.81	322.35
U.S. Disciplined Equity Portfolio	26.31	80.85	138.03	293.43

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	29.30	89.77	152.81	322.35
MFS® Investors Trust Series — Service Class Shares	29.20	89.48	152.32	321.40
MFS® New Discovery Series — Service Class Shares	30.80	94.21	160.11	336.45
MFS® Strategic Income Series — Service Class Shares	29.30	89.77	152.81	322.35
MFS® Total Return Series — Service Class Shares	29.11	89.18	151.83	320.45
MFS® Utilities Series — Service Class Shares	29.50	90.36	153.78	324.24

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA — Service Shares	25.91	79.65	136.04	289.51
Oppenheimer Global Securities Fund/VA — Service Shares	26.31	80.85	138.03	293.43
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	26.61	81.74	139.52	296.37
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	29.70	90.96	154.76	326.13

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	26.81	82.34	140.51	298.32
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	25.31	77.85	133.05	283.59
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	24.31	74.85	128.05	273.63
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	24.31	74.85	128.05	273.63

	Without Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Rydex Variable Trust

OTC Fund	$32.29	$98.62	$167.36	$350.33

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	28.41	87.10	148.40	313.77
SVS Dreman High Return Equity Portfolio — Class B Shares	28.51	87.40	148.89	314.73
SVS Dreman Small Cap Value Portfolio — Class B Shares	28.21	86.51	147.41	311.86

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	28.41	87.10	148.40	313.77
Emerging Growth Portfolio — Class II Shares	27.91	85.62	145.94	308.97

Example 7 reflects expenses with the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is over age 70 at issue.

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	$103.39	$158.97	$217.02	$342.03
AIM V.I. Blue Chip Fund — Series I Shares	103.89	160.44	219.43	346.65
AIM V.I. Capital Appreciation Fund — Series I Shares	99.81	148.32	199.45	308.01
AIM V.I. Growth Fund — Series I Shares	100.11	149.21	200.92	310.89
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	99.81	148.32	199.45	308.01

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	100.51	150.40	202.89	314.73
Premier Growth Portfolio — Class B	104.19	161.32	220.88	349.41
Quasar Portfolio — Class B	103.29	158.68	216.53	341.10

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	98.31	143.85	192.03	293.43
VP International Fund — Class I	103.89	160.44	219.43	346.65
VP Ultra Fund — Class I	101.30	152.77	206.81	322.35
VP Value Fund — Class I	101.01	151.88	205.34	319.50

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	111.21	181.94	254.43	412.14
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	100.21	149.51	201.41	311.86
Dreyfus Variable Investment Fund — Money Market Portfolio	97.11	140.25	186.05	281.60
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	99.11	146.23	195.99	301.24

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	103.89	160.44	219.43	346.65
VT Income Fund of Boston	104.09	161.03	220.39	348.49
VT Worldwide Health Sciences Fund	128.80	232.21	334.05	550.44

*	surrender includes annuitization over a period of less than 5 years

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	$99.91	$148.62	$199.94	$308.97
Federated International Small Company Fund II	107.76	171.84	238.05	381.83

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	99.71	148.02	198.95	307.04
VIP Growth Portfolio — Service Class 2	100.61	150.70	203.38	315.68

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	100.71	150.99	203.87	316.64

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	99.71	148.02	198.95	307.04
VIP III Mid Cap Portfolio — Service Class 2	100.71	150.99	203.87	316.64

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	101.60	153.66	208.27	325.19
Mutual Shares Securities Fund — Class 2 Shares	101.70	153.96	208.76	326.13
Templeton Foreign Securities Fund — Class 2 Shares	102.80	157.21	214.11	336.45
Templeton Global Asset Allocation Fund — Class 2 Shares	101.90	154.55	209.74	328.02

GE Investments Funds, Inc.

Income Fund	96.81	139.35	184.55	278.62
Mid-Cap Value Equity Fund	98.11	143.25	191.03	291.47
Money Market Fund	95.51	135.44	178.03	265.59
Premier Growth Equity Fund	98.01	142.95	190.54	290.49
S&P 500® Index Fund	95.21	134.53	176.51	262.55
Small-Cap Value Equity Fund	100.41	150.10	202.40	313.77
U.S. Equity Fund	97.11	140.25	186.05	281.60
Value Equity Fund	99.21	146.53	196.49	302.21

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	100.51	150.40	202.89	314.73
Balanced Portfolio — Service Shares	100.41	150.10	202.40	313.77
Capital Appreciation Portfolio — Service Shares	100.41	150.10	202.40	313.77
Global Life Sciences Portfolio — Service Shares	102.00	154.84	210.22	328.96
Global Technology Portfolio — Service Shares	100.81	151.29	204.36	317.59
Growth Portfolio — Service Shares	100.41	150.10	202.40	313.77
International Growth Portfolio — Service Shares	100.91	151.59	204.85	318.55
Worldwide Growth Portfolio — Service Shares	100.71	150.99	203.87	316.64

J.P. Morgan Series Trust II

Bond Portfolio	98.81	145.34	194.51	298.32
International Opportunities Portfolio	103.29	158.68	216.53	341.10
Mid Cap Value Portfolio	101.30	152.77	206.81	322.35
Small Company Portfolio	102.80	157.21	214.11	336.45
U.S. Disciplined Equity Portfolio	99.81	148.32	199.45	308.01

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	$102.80	$157.21	$214.11	$336.45
MFS® Investors Trust Series — Service Class Shares	102.70	156.91	213.63	335.52
MFS® New Discovery Series — Service Class Shares	104.29	161.62	221.36	350.33
MFS® Strategic Income Series — Service Class Shares	102.80	157.21	214.11	336.45
MFS® Total Return Series — Service Class Shares	102.60	156.62	213.14	334.59
MFS® Utilities Series — Service Class Shares	103.00	157.79	215.08	338.32

Oppenheimer Variable Account Funds

Oppenheiimer Capital Appreciation Fund/VA — Service Shares	99.41	147.13	197.47	304.15
Oppenheimer Global Securities Fund/VA — Service Shares	99.81	148.32	199.45	308.01
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	100.11	149.21	200.92	310.89
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	103.20	158.38	216.05	340.18

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	100.31	149.81	201.91	312.81
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	98.81	145.34	194.51	298.32
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	97.81	142.35	189.54	288.52
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	97.81	142.35	189.54	288.52

Rydex Variable Trust

OTC Fund	105.78	166.01	228.55	363.98

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	101.90	154.55	209.74	328.02
SVS Dreman High Return Equity Portfolio — Class B Shares	102.00	154.84	210.22	328.96
SVS Dreman Small Cap Value Portfolio — Class B Shares	101.70	153.96	208.76	326.13

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	101.90	154.55	209.74	0.00
Emerging Growth Portfolio — Class II Shares	101.40	153.07	207.30	0.00

Example 8 reflects expenses with the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or do not surrender* and assumes either Annuitant is over age 70 at issue.

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund — Series I Shares	$31.39	$95.97	$163.02	$342.03
AIM V.I. Blue Chip Fund — Series I Shares	31.89	97.44	165.43	346.65
AIM V.I. Capital Appreciation Fund — Series I Shares	27.81	85.32	145.45	308.01
AIM V.I. Growth Fund — Series I Shares	28.11	86.21	146.92	310.89
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	27.81	85.32	145.45	308.01

*	surrender includes annuitization over a period of less than 5 years

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Alliance Variable Product Series Fund, Inc.

Growth and Income Portfolio — Class B	$28.51	$87.40	$148.89	$314.73
Premier Growth Portfolio — Class B	32.19	98.32	166.88	349.41
Quasar Portfolio — Class B	31.29	95.68	162.53	341.10

American Century Variable Portfolios, Inc.

VP Income & Growth Fund — Class I	26.31	80.85	138.03	293.43
VP International Fund — Class I	31.89	97.44	165.43	346.65
VP Ultra Fund — Class I	29.30	89.77	152.81	322.35
VP Value Fund — Class I	29.01	88.88	151.34	319.50

Dreyfus

Dreyfus Investment Portfolios — Emerging Markets Portfolio —Initial Shares	39.21	118.94	200.43	412.14
Dreyfus Investment Portfolios — MidCap Stock Portfolio —Initial Shares	28.21	86.51	147.41	311.86
Dreyfus Variable Investment Fund — Money Market Portfolio	25.11	77.25	132.05	281.60
The Dreyfus Socially Responsible Growth Fund, Inc. —Initial Shares	27.11	83.23	141.99	301.24

Eaton Vance Variable Trust

VT Floating-Rate Income Fund	31.89	97.44	165.43	346.65
VT Income Fund of Boston	32.09	98.03	166.39	348.49
VT Worldwide Health Sciences Fund	56.80	169.21	280.05	550.44

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	27.91	85.62	145.94	308.97
Federated International Small Company Fund II	35.76	108.84	184.05	381.83

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	27.71	85.02	144.95	307.04
VIP Growth Portfolio — Service Class 2	28.61	87.70	149.38	315.68

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	28.71	87.99	149.87	316.64

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	27.71	85.02	144.95	307.04
VIP III Mid Cap Portfolio — Service Class 2	28.71	87.99	149.87	316.64

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund — Class 2 Shares	29.60	90.66	154.27	325.19
Mutual Shares Securities Fund — Class 2 Shares	29.70	90.96	154.76	326.13
Templeton Foreign Securities Fund — Class 2 Shares	30.80	94.21	160.11	336.45
Templeton Global Asset Allocation Fund — Class 2 Shares	29.90	91.55	155.74	328.02

GE Investments Funds, Inc.

Income Fund	24.81	76.35	130.55	278.62
Mid-Cap Value Equity Fund	26.11	80.25	137.03	291.47
Money Market Fund	23.51	72.44	124.03	265.59
Premier Growth Equity Fund	26.01	79.95	136.54	290.49

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

S&P 500® Index Fund	$23.21	$71.53	$122.51	$262.55
Small-Cap Value Equity Fund	28.41	87.10	148.40	313.77
U.S. Equity Fund	25.11	77.25	132.05	281.60
Value Equity Fund	27.21	83.53	142.49	302.21

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	28.51	87.40	148.89	314.73
Balanced Portfolio — Service Shares	28.41	87.10	148.40	313.77
Capital Appreciation Portfolio — Service Shares	28.41	87.10	148.40	313.77
Global Life Sciences Portfolio — Service Shares	30.00	91.84	156.22	328.96
Global Technology Portfolio — Service Shares	28.81	88.29	150.36	317.59
Growth Portfolio — Service Shares	28.41	87.10	148.40	313.77
International Growth Portfolio — Service Shares	28.91	88.59	150.85	318.55
Worldwide Growth Portfolio — Service Shares	28.71	87.99	149.87	316.64

J.P. Morgan Series Trust II

Bond Portfolio	26.81	82.34	140.51	298.32
International Opportunities Portfolio	31.29	95.68	162.53	341.10
Mid Cap Value Portfolio	29.30	89.77	152.81	322.35
Small Company Portfolio	30.80	94.21	160.11	336.45
U.S. Disciplined Equity Portfolio	27.81	85.32	145.45	308.01

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	30.80	94.21	160.11	336.45
MFS® Investors Trust Series — Service Class Shares	30.70	93.91	159.63	335.52
MFS® New Discovery Series — Service Class Shares	32.29	98.62	167.36	350.33
MFS® Strategic Income Series — Service Class Shares	30.80	94.21	160.11	336.45
MFS® Total Return Series — Service Class Shares	30.60	93.62	159.14	334.59
MFS® Utilities Series — Service Class Shares	31.00	94.79	161.08	338.32

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA — Service Shares	27.41	84.13	143.47	304.15
Oppenheimer Global Securities Fund/VA — Service Shares	27.81	85.32	145.45	308.01
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	28.11	86.21	146.92	310.89
Oppenheimer Main Street Small Cap Fund/VA — Service Class Shares	31.20	95.38	162.05	340.18

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	28.31	86.81	147.91	312.81
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	26.81	82.34	140.51	298.32
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	25.81	79.35	135.54	288.52
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	25.81	79.35	135.54	288.52

Rydex Variable Trust

OTC Fund	33.78	103.01	174.55	363.98

Scudder Variable Series II

Scudder Technology Growth Portfolio — Class B Shares	29.90	91.55	155.74	328.02
SVS Dreman High Return Equity Portfolio — Class B Shares	30.00	91.84	156.22	328.96
SVS Dreman Small Cap Value Portfolio — Class B Shares	29.70	90.96	154.76	326.13

	With Enhanced Payment Benefit
Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Van Kampen Life Investment Trust

Comstock Portfolio — Class II Shares	$29.90	$91.55	$155.74	$328.02
Emerging Growth Portfolio — Class II Shares	29.40	90.07	153.30	323.29

The Funds supplied all of the figures provided under the heading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

Synopsis

What type of contract am I buying?    The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified (“Qualified Contract”) under the Code, or as a contract that is not qualified under the Code (“Non-Qualified Contract”).This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See “The Contract” provision in this prospectus.

How does the contract work?    Once we approve your application, we will issue a contract to you. During the accumulation period, while you are paying in, you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract) we will convert your Accumulation Units to Annuity Units. You can choose a fixed or variable income payment. If you choose variable income payments we will base your periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on that Valuation Day. See “The Contract” provision in this prospectus.

What is the Separate Account?    The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See “The Separate Account” provision of this prospectus.

What is the Enhanced Payment Benefit?    When you apply for the contract, you may elect the enhanced payment benefit. Once you elect the benefit, you cannot cancel it. If you elect the enhanced payment benefit, we will add a percentage of each purchase payment you make to your Contract Value. There are charges for this benefit. See the “Charges and Other Deductions” and the “Enhanced Payment Benefit” provisions.

What are my variable investment choices?    Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more portfolios of the Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. See “The Separate Account — Subaccounts” provision.

What is the Guarantee Account?    We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

What charges are associated with this contract?    Should you withdraw Contract Value before your purchase payments have been in your contract for six years and you have not elected the Enhanced Payment Benefit, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the contract. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may waive the surrender charge in certain circumstances. See the “Surrender Charge” provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% (1.65% for contracts where either Annuitant was older than age 70 at issue) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant was older than age 70 at issue). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is due. We also charge for the optional Enhanced Payment Benefit. For a complete discussion of all charges associated with the contract, see the “Charges and Other Deductions” provision of this prospectus.

If a premium tax applies to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the “Charges and Other Deductions” and the “Deductions for Premium Taxes” provisions of this prospectus.

If you elect the enhanced payment benefit we will assess an asset based charge at an effective annual rate of 0.15% against the daily net asset value of your Contract Value in the Separate Account. In addition, should you withdraw Contract Value before your purchase payments have been in your contract for eight years, we will assess a surrender charge of anywhere from 0% to 8%, depending upon how many full years those payments have been in the contract.

There are also expenses associated with the portfolios. These include management fees and other expenses associated with the daily operation of each portfolio as well as 12b-1 fees, if applicable. See the “Portfolio Annual Expenses” provisions of this prospectus. These expenses are more fully described in the prospectus for each portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the “Distribution of the Contracts” provision of this prospectus.

How much must I pay, and how often?    Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are completely flexible. See “The Contract — Purchase Payments” provision of this prospectus.

How will my income payments be calculated?    We will pay you a monthly income beginning on the Annuity Commencement Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on Contract Value and other factors. See the “Income Payments” provision of this prospectus.

What happens if an Annuitant dies before the Annuity Commencement Date? Before the Annuity Commencement Date, if any Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole Owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See “The Death Benefit” provision of this prospectus.

May I transfer Contract Value among portfolios and to and from the Guarantee Account?    Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers from the Guarantee Account to the Subaccounts or to the Guarantee Account from the Subaccounts may be subject to certain restrictions. See “The Contract — Transfers Before the Annuity Commencement Date” and the “Income Payments — Transfers After the Annuity Commencement Date” provisions of this prospectus.

May I surrender the contract or take partial withdrawals?    Yes, subject to contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to withholding. See the “Federal Tax Matters” provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See “The Death Benefit” provision of this prospectus.

Do I get a free look at this contract?    Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus, or to your agent, and have us cancel the contract within ten days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

(i)
if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

(ii)
if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the “Return Privilege” provison of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned contract.

When are my allocations effective?    Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the portfolios you choose.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

Funds	Accumulation Unit Values as of 1/02/02	Accumulation Unit Values as of 12/31/01	No. of Units as of 12/31/01

AIM Variable Insurance Funds

AIM V.I. Capital Appreciation Fund — Series I Shares	$8.93	$8.92	4,333
AIM V.I. Growth Fund — Series I Shares	8.75	8.75	4,761
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	9.06	9.06	14,343

Alliance Variable Products Series Fund, Inc.

Growth and Income Portfolio — Class B	9.30	9.29	32,844
Premier Growth Portfolio — Class B	8.87	8.85	20,916
Quasar Portfolio — Class B	9.31	9.39	386

Dreyfus

Dreyfus Investment Portfolios Emerging Markets Portfolio — Initial Shares	9.85	9.82	245
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	8.70	8.63	1,048

Federated Insurance Series

Federated High Income Bond Fund II — Service Shares	9.64	9.59	2,238
Federated International Small Company Fund II	7.90	7.83	30

Fidelity Variable Insurance Product (“VIP”)

VIP Equity-Income Portfolio — Service Class 2	9.25	9.24	16,406
VIP Growth Portfolio — Service Class 2	8.94	8.89	6,389

Fidelity Variable Insurance Products Fund II (“VIP II”)

VIP II Contrafund® Portfolio — Service Class 2	9.38	9.44	3,048

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio — Service Class 2	9.56	9.49	4,205
VIP III Mid Cap Portfolio — Service Class 2	10.13	10.21	9,631

GE Investments Funds, Inc.

Mid-Cap Value Equity Fund	9.51	9.54	9,068
Money Market Fund	1.01	1.01	108,666
Premier Growth Equity Fund	9.34	9.31	2,290
S&P 500® Index Fund	9.22	9.17	24,366
Small-Cap Value Equity Fund	10.64	10.74	9,466
U.S. Equity Fund	9.26	9.24	2,014
Value Equity Fund	9.19	9.17	2,533

Funds	Accumulation Unit Values as of 1/02/02	Accumulation Unit Values as of 12/31/01	No. of Units as of 12/31/01

Janus Aspen Series

Aggressive Growth Portfolio — Service Shares	$7.83	$7.87	4,528
Balanced Portfolio — Service Shares	9.69	9.72	33,503
Capital Appreciation Portfolio — Service Shares	8.58	8.58	3,985
Global Life Sciences Portfolio — Service Shares	10.07	10.19	1,137
Global Technology Portfolio — Service Shares	8.01	7.93	2,389
Growth Portfolio — Service Shares	8.13	8.11	4,940
International Growth Portfolio — Service Shares	8.54	8.55	1,742
Worldwide Growth Portfolio — Service Shares	8.52	8.54	2,421

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series — Service Class Shares	8.67	8.68	2,249
MFS® Investors Trust Series — Service Class Shares	9.02	9.00	2,238
MFS® New Discovery Series — Service Class Shares	9.72	9.70	428
MFS® Utilities Series — Service Class Shares	7.95	7.91	4,890

Oppenheimer Variable Account Funds

Global Securities Fund/VA — Service Shares	9.38	9.41	3,283
Main Street Growth & Income Fund/VA — Service Shares	9.23	9.21	12,321

PIMCO Variable Insurance Trust

Foreign Bond Portfolio — Administrative Class Shares	10.38	10.35	1,017
High Yield Portfolio — (formerly, High Yield Bond Portfolio) Administrative Class Shares	10.03	10.04	5,392
Long-Term U.S. Government Portfolio — (formerly, Long-Term U.S. Government Bond Portfolio) Administrative Class Shares	10.51	10.67	12,309
Total Return Portfolio — (formerly, Total Return Bond Portfolio) Administrative Class Shares	10.52	10.56	13,530

Rydex Variable Trust

OTC Fund	8.76	8.59	308

The GE Investments Funds, Inc. — Income Fund, the Van Kampen Life Investment Trust Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore no Condensed Financial Information is available.

The AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, American Century Variable Portfolios, Inc. — VP International Fund — Class I, American Century Variable Portfolios, Inc. — VP Ultra Fund — Class I, American Century Variable Portfolios, Inc. — VP Value Fund — Class I, Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares, Dreyfus Variable Investment Fund — Money Market Portfolio, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance

Variable Trust — VT Income Fund of Boston, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Mutual Shares Securities Fund —Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Foreign Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Global Asset Allocation Fund — Class 2 Shares, J.P. Morgan Series Trust II — Bond Portfolio, J.P. Morgan Series Trust II — International Opportunities Portfolio, J.P. Morgan Series Trust II — Mid Cap Value Portfolio, J.P. Morgan Series Trust II — Small Company Portfolio, J.P. Morgan Series Trust II — U.S. Disciplined Equity Portfolio, MFS® Variable Insurance Trust — MFS® Strategic Income Series — Service Class Shares, MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Scudder Variable Series II —Scudder Technology Growth Portfolio — Class B Shares, Scudder Variable Series II  SVS Dreman High Return Equity Portfolio — Class B Shares, and Scudder Variable Series II — SVS Dreman Small Cap Value Portfolio — Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no standardized performance information is available.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher.

Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the portfolios, the portfolios’ charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract (including the mortality and expense risk charge, the administrative expense charge, and the annual contract charge. Surrender charges and the charge for the optional enhanced payment benefit will be reflected, if applicable.) Premium taxes are not reflected in any of the calculations, but may apply. See the Appendix and the Statement of Additional Information for more information.

Financial Statements

The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at  http://www.sec.gov.

The Company

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We are ultimately an indirect subsidiary of General Electric Capital Corporation (“GE Capital”), a New York corporation that is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital is owned by General Electric Capital Services, Inc. which is in turn owned by General Electric Company.

We are licensed solely in New York and Delaware and specialize in writing individual fixed-rate deferred annuities, fixed payout immediate annuities, variable life insurance, and variable deferred annuities.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association (“IMSA”). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA’s Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

The Separate Account currently has multiple Subaccounts available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net purchase payments in accordance with your instructions among up to 10 of the Subaccounts available under the contract.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS
There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate net purchase payments. You may change your allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount in which to allocate your net purchase payments and assets, carefully read the prospectus for each portfolio, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet their objectives. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS	You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time.

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Aggressive Growth Fund — Series I Shares	Seeks to achieve long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Blue Chip Fund — Series I Shares	Seeks long-term growth of capital with a secondary objective of current income.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Growth Fund — Series I Shares	Seeks growth of capital.	A I M Advisors, Inc.

	AIM V.I. Premier Equity Fund (formerly, AIM V.I. Value Fund) —Series I Shares	Seeks to achieve long-term growth of capital. Income is a secondary objective.	A I M Advisors, Inc.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.	Growth and Income Portfolio —Class B
Seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.
Alliance Capital Management, L.P.

	Premier Growth Portfolio —Class B	Seeks growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high quality U.S. companies judged likely to achieve superior earnings.	Alliance Capital Management, L.P.

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

Quasar Portfolio — Class B
Seeks growth of capital by pursuing aggressive investment policies. This portfolio invests based upon the potential for capital appreciation and only incidentally for current income. The investment policies are aggressive.
Alliance Capital Management, L.P.

AMERICAN CENTURY VARIABLE PRODUCTS, INC.	VP Income & Growth Fund —Class I	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Management, Inc.

	VP International Fund — Class I	Seeks capital growth.	American Century Investment Management, Inc.

	VP Ultra Fund — Class I	Seeks long-term capital growth.	American Century Investment Management, Inc.

	VP Value Fund — Class I	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

DREYFUS	Dreyfus Investment Portfolios —Emerging Markets Portfolio —Initial Shares
A non-diversified1 portfolio seeking long-term capital growth by typically investing at least 80% of its assets in the stocks of companies organized, or with a majority of its assets or business, in emerging market countries.
The Dreyfus Corporation

	Dreyfus Investments Portfolios MidCap Stock Portfolio — Initial Shares	Seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Standard & Poor’s 400 MidCap Index.	The Dreyfus Corporation

	Dreyfus Variable Investment Fund — Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital by investing in a diversified portfolio of high quality, short-term debt securities.	The Dreyfus Corporation

The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Seeks to provide capital growth, with current income as a secondary goal. The portfolio pursues this goal by investing primarily in the common stock of companies that in the opinion of the portfolio’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.
The Dreyfus Corporation

EATON VANCE VARIABLE TRUST	VT Floating-Rate Income Fund	Seeks to provide a high level of current income by investing primarily in senior floating rate loans.	Eaton Vance Management

1
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	VT Income Fund of Boston	Seeks to provide as much current income as possible by primarily investing in high yield, high risk corporate bonds (commonly referred to as “junk bonds”).	Eaton Vance Management

	VT Worldwide Health Sciences Fund	Seeks long-term capital growth by investing in a global and diversified portfolio of health sciences companies.	OrbiMed Advisers, Inc.

FEDERATED INSURANCE SERIES	Federated High Income Bond Fund II — Service Class
Seeks high current income. The portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed-income securities in which the portfolio intends to invest are lower-rated corporate debt obligations, commonly referred to as “junk bonds.” The risks of these securities and their high yield potential are described in the prospectus for the Federated Insurance Series, which should be read carefully before investing.
Federated Investment Management Company

Federated International Small Company Fund II
Seeks to provide long-term growth of capital. The portfolio pursues this objective by investing at least 65% of its assets in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.
Federated Global Investment Management Corp.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (‘‘VIP’’ )	VIP Equity-Income Portfolio — Service Class 2
Seeks reasonable income and will consider the potential for capital appreciation. The portfolio also seeks a yield, which exceeds the composite yield on the securities comprising the S&P 500 by investing primarily in income-producing equity securities and by investing in domestic and foreign issuers.
Fidelity Management & Research Company; (subadvised by FMR Co., Inc.)

	VIP Growth Portfolio — Service Class 2	Seeks capital appreciation by investing primarily in common stocks of companies believed to have above-average growth potential.	Fidelity Management & Research Company; (subadvised by FMR Co., Inc.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (‘‘VIP II’’)	VIP II Contrafund® Portfolio — Service Class 2
Seeks long-term capital appreciation by investing mainly in common stocks and in securities of companies whose value is believed to have not been fully recognized by the public. This portfolio invests in domestic and foreign issuers. This portfolio also invests in “growth” stocks, “value” stocks, or both.
Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited; FMR Co., Inc.)

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (‘‘VIP III’’)	VIP III Growth & Income Portfolio — Service Class 2
Seeks high total return through a combination of current income and capital appreciation by investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited; FMR Co., Inc.)

	VIP III Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital by investing primarily in common stocks and at least 80% of total assets in securities of companies with medium market capitalizations.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.), Inc. and Fidelity Management & Research Far East Inc.)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	Franklin Large Cap Growth Securities Fund — Class 2 Shares	Seeks capital appreciation	Franklin Advisers, Inc.

	Mutual Shares Securities Fund — Class 2 Shares	The principal investment goal is capital appreciation. The secondary goal is income.	Franklin Mutual Advisers, LLC

	Templeton Foreign Securities Fund — Class 2 Shares	Seeks long-term capital growth.	Templeton Investment Counsel, LLC; subadvised by Franklin Advisers, Inc.

	Templeton Global Asset Allocation Fund — Class 2 Shares	Seeks high total return.	Templeton Investment Counsel, LLC; subadvised by Franklin Advisers, Inc.

GE INVESTMENTS FUNDS, INC.	Income Fund
Seeks to provide maximum income consistent with prudent investment management and preservation of capital by investing primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds. U.S. Government securities, and money market instruments.
GE Asset Management Incorporated

Mid-Cap Value Equity Fund
Seeks to provide long-term growth of capital and future income by investing primarily in equity securities of mid-cap companies that the investment adviser believes are undervalued by the market and have above-average growth potential.
GE Asset Management Incorporated

Money Market Fund
Seeks to provide a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing in various types of U.S. dollar denominated short-term money market instruments.
GE Asset Management Incorporated

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

Premier Growth Equity Fund
Seeks to provide long-term growth of capital and future income rather than current income by investing primarily in a limited number of equity securities of large and medium-sized companies that have above-average growth histories and/or growth potential.
GE Asset Management Incorporated

S&P 500® Index Fund2
Seeks to provide growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500 Composite Stock Price Index through investment in common stocks comprising that Index.
GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

Small-Cap Value Equity Fund
Seeks to provide long-term growth of capital by investing primarily in a portfolio of equity securities of small-capitalization companies traded on U.S. securities exchanges or in the U.S. over-the-counter markets. The portfolio defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000 Index.
GE Asset Management Incorporated (subadvised by Palisade Capital Management, L.L.C.)

	U.S. Equity Fund	Seeks to provide long-term growth of capital through investments primarily in equity securities of U.S. companies.	GE Asset Management Incorporated

Value Equity Fund
Seeks to provide long-term growth of capital and future income by investing primarily in equity securities of companies with large sized market capitalizations that the investment adviser considers to be undervalued by the market.
GE Asset Management Incorporated

JANUS ASPEN SERIES	Aggressive Growth Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

	Capital Appreciation Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Global Life Sciences Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

[1]
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

[2]
“Standard & Poor’s,” “S&P,” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Global Technology Portfolio — Service Shares	A non-diversified1 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

	International Growth Portfolio — Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

	Worldwide Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

J.P. MORGAN SERIES TRUST II	Bond Portfolio	The portfolio’s goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity.	J.P. Morgan Investment Management, Inc., subsidiary of J.P. Morgan Chase & Co.

	International Opportunities Portfolio	The portfolio’s goal is to provide high total return from a portfolio of equity securities of foreign companies.	J.P. Morgan Investment Management, Inc., subsidiary of J.P. Morgan Chase & Co.

	Mid Cap Value Portfolio	The portfolio’s goal is to seek growth from capital appreciation.	J.P. Morgan Investment Management, Inc., subsidiary of J.P. Morgan Chase & Co.

	Small Company Portfolio	The portfolio’s goal is to provide high total return from a portfolio of small company stocks.	J.P. Morgan Investment Management, Inc., subsidiary of J.P. Morgan Chase & Co.

	U.S. Disciplined Equity Portfolio	The portfolio’s goal is to provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Management, Inc., subsidiary of J.P. Morgan Chase & Co.

MFS® VARIABLE INSURANCE TRUST	MFS® Investors Growth Stock Series — Service Class Shares
Seeks to provide long-term growth of capital and future income rather than current income. The portfolio pursues this objective by investing, at least 80% of its total assets in common stocks and related securities, of companies MFS® believes offer better than average prospects for long-term growth.
Massachusetts Financial Services Company (“MFS®”)

[1]
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

MFS® Investors Trust Series — Service Class Shares
Seeks to provide long-term growth of capital and secondarily to provide reasonable current income. The portfolio pursues this objective by investing, under normal market conditions, at least 65% of its total net assets in common stocks and related securities. This series will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor’s 500 Composite Index.
Massachusetts Financial Services Company (“MFS®”)

	MFS® New Discovery Series — Service Class Shares	Seeks capital appreciation. The portfolio pursues this objective by investing at least 65% of its net assets in equity securities of emerging growth companies.	Massachusetts Financial Services Company (“MFS®”)

	MFS® Strategic Income Series — Service Class Shares	Seeks high current income by investing in fixed income securities. Its secondary objective is to provide significant capital appreciation.	Massachusetts Financial Services Company (“MFS®”)

MFS® Total Return Series — Service Class Shares
Seeks mainly to provide above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.
Massachusetts Financial Services Company (“MFS®”)

MFS® Utilities Series — Service Class Shares
Seeks capital growth and current income. The portfolio pursues this objective by investing at least 80% of its total assets in equity and debt securities of domestic and foreign companies in the utilities industry.
Massachusetts Financial Services Company (“MFS®”)

OPPENHEIMER VARIABLE ACCOUNT FUNDS	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation from investments in securities of well-known and established companies.	OppenheimerFunds, Inc.

Oppenheimer Global Securities Fund/VA — Service Shares
Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities. The portfolio invests mainly in common stocks of U.S. and foreign issuers.
OppenheimerFunds, Inc.

	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities. The portfolio invests mainly in common stocks of U.S. companies.	OppenheimerFunds, Inc.

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST	Foreign Bond Portfolio — Administrative Class Shares
A non-diversified1 portfolio seeking to maximize total return, consistent with preservation of capital and prudent investment management. The portfolio primarily invests in intermediate maturity hedged non-U.S. fixed income securities.
Pacific Investment Management Company LLC

High Yield Portfolio (formerly, High Yield Bond Portfolio) — Administrative Class Shares
Seeks to maximize total return, consistent with preservation of capital and prudent investment management. The portfolio primarily invests in higher yielding fixed income securities (also known as “junk bonds”).
Pacific Investment Management Company LLC

	Long-Term U.S. Government Portfolio (formerly, Long-Term U.S. Government Bond Portfolio) — Administrative Class Shares	Seeks to maximize total return, consistent with the preservation of capital and prudent investment management. The portfolio primarily invests in long-term maturity fixed income securities.	Pacific Investment Management Company LLC

	Total Return Portfolio (formerly, Total Return Bond Portfolio) — Administrative Class Shares	Seeks to maximize total return consistent with preservation of capital and prudent investment management. The portfolio primarily invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC

RYDEX VARIABLE TRUST	OTC Fund3
A non-diversified1 portfolio that seeks to provide investment results that correspond to a benchmark for over-the-counter securities by investing primarily in securities of companies included in NASDAQ 100 Index™.
Rydex Global Advisors

SCUDDER VARIABLE SERIES II	Scudder Technology Growth Portfolio — Class B Shares	Seeks growth of capital.	Deutsche Asset Management

	SVS Dreman High Return Equity Portfolio — Class B Shares	Seeks to achieve a high rate of total return.	Deutsche Asset Management (subadvised by Dreman Value Management L.L.C.)

	SVS Dreman Small Cap Value Portfolio — Class B Shares	Seeks long-term capital appreciation.	Deutsche Asset Management (subadvised by Dreman Value Management L.L.C.)

1
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

3	The NASDAQ 100 Index™ is an unmanaged index that is a widely recognized indicator of OTC Market performance.

	Subaccount Investing In:	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

VAN KAMPEN LIFE INVESTMENT TRUST	Comstock Portfolio — Class II Shares
The portfolio’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Van Kampen Asset Management Inc.

	Emerging Growth Portfolio — Class II Shares	The portfolio’s investment objective is to seek capital appreciation.	Van Kampen Asset Management Inc.

We will purchase shares of the portfolios at net asset value and direct the shares to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay the death benefits, surrender or partial surrender proceeds to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We will also receive Service Share fees from certain of the portfolios. These fees are deducted from portfolio assets attributable to the Contracts, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the portfolios. Because the Service Share fees and 12b-1 fees are paid out of a portfolio’s assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

C</TCHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNT S
We reserve the right, within the law, to make additions, deletions and substitutions for the portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of contracts. No substitution or deletion will be made to the contract without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of a committee or in any other form; or combine the Separate Account with our other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account, and we may create new separate accounts.

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the “1933 Act”), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account are subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your Contract. See the “Charges and Other Deductions” provision of this prospectus.

Each time you allocate your purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period (“30 day window”) of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See “Transfers Before the Annuity Commencement Date” provision of this prospectus. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period’s interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a dollar-cost averaging program than would otherwise be credited if not participating in a dollar-cost averaging program. See the “Dollar-Cost Averaging” provision of this prospectus.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contract our Service Center to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. You do not pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the “Distribution of the Contracts” provision of this prospectus, for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

•	processing applications for and issuing the contracts;

•	maintaining records;

•	administering annuity payouts;

•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

•	reconciling and depositing cash receipts;

•	providing contract confirmations and periodic statements;

•	providing toll-free inquiry services; and

•	furnishing telephone and internet transaction services.

The risks we assume include:

•	the risk that the death benefit will be greater than the Surrender Value;

•
the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

•	the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES
SURRENDER CHARGE
We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payments and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge without the enhanced payment benefit is as follows:

Number of full and partially completed years since we received the purchase payment	Surrender charge as a percentage of the surrendered or withdrawn purchase payment

1	6%
2	6%
3	6%
4	6%
5	5%
6	4%
7 or more	0%

The surrender charge without the enhanced payment benefit is as follows:

Number of full and partially completed years since we received the purchase payment	Surrender charge as a percentage of the surrendered or withdrawn purchase payment

1	8%
2	8%
3	7%
4	7%
5	6%
6	5%
7	4%
8	2%
8 or more	0%

We do not assess the surrender charge on surrenders or partial withdrawals:

•	on amounts representing gain (as defined below);

•	on free withdrawal amounts (as defined below);

•
taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), Optional Payment Plan 3 (with a payment period of at least 5 years based on guaranteed interest), or Optional Payment Plan 5.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a)	is the Contract Value on the Valuation Day we receive your withdrawal or surrender request;

(b)	is the total of any withdrawals including surrender charges previously taken;

(c)	is the total of purchase payments made; and

(d)	is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to 10% of your total purchase payments each contract year without a surrender charge (the “free withdrawal amount”). We will deduct amounts surrendered first from any gain in the contracts and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, Optional Payment Plan 3 (Income of a Definite Amount) with a payment period of at least 5 years based on guaranteed interest, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the “Optional Payment Plans” provision of this prospectus.

DEDUCTIONS FROM THE SEPARATE ACCOUNT
We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% (1.65% where either Annuitant is older than age 70 at issue) of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% for contracts where either Annuitant is older than age 70 at issue). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

ANNUAL CONTRACT CHARGE
We will deduct a charge of $30 annually from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contracts. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we make the charge. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account. Other allocation methods may be available upon request.

OPTIONAL ENHANCED PAYMENT CHARGE	We charge for the optional enhanced payment benefit. We will deduct the enhanced payment charge daily, at an effective annual rate of 0.15% of the daily net asset value in the Separate Account.

DEDUCTIONS FOR PREMIUM TAXES
We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments.)

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS	Each portfolio incurs certain fees and expenses. To pay for these expenses the portfolio makes deductions from its assets. The deductions are described more fully in each portfolio’s prospectus.

In addition, we reserve the right to impose a charge of up to $10 for transfers for each transfer after the first in a calendar month. This charge is at our cost with no profit to us.

ADDITIONAL INFORMATION
We may reduce or eliminate the administrative expense and surrender charges described previously for any particular contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:

(1)	the use of mass enrollment procedures;

(2)	the performance of administrative or sales functions by the employer;

(3)	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or

(4)	any other circumstances which reduce distribution or administrative expenses.

We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits). We will include any such differences in your contract.

PURCHASE OF THE CONTRACT
If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the “Distribution of the Contracts” provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day they are received.

To apply for a contract, you must be of legal age and eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this contract through a qualified plan, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a Tax-Free “Section 1035” Exchange.     Section 1035 of the Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you.

The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP
As Owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. According to New York law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their designated beneficiaries.

Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except of ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. We may require additional information if Joint Ownership is requested after the contract is issued.

During the Annuitant(s) life, you can change any non-natural Owner to another non-natural Owner.

•
your Annuity Commencement Date to any date at least ten years after your last purchase payment (however, the Annuity Commencement Date cannot be a date later than the contract anniversary on which the Annuitant, or younger of the Joint Annuitants, reaches age 90, unless we approve a later date);

•	your optional payment plan;

•	the allocation of your investment among the Subaccounts and/or the Guarantee Account; and

•
the Owner, Joint Owner, primary beneficiary, and contingent beneficiary upon written notice to the Service Center if you reserved this right and the Annuitant is living. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. If you change your beneficiary, your plan selection will no longer be in effect unless you request that it continue.

ASSIGNMENT
An Owner of a non-qualified contract may assign some or all of his or her rights under the contract. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

IRAs and Tax Sheltered Annuity contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE PAYMENTS
You may make purchase payments at any frequency and in any amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 (or $2,000 if your contract is an IRA Contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 in the case of certain bank drafts), $50 for IRA Contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD
We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open except for days on which a portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS
We place net purchase payments into the Subaccounts, each of which invests in shares of a corresponding portfolio, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any purchase payment which you can put into any one Subaccount or guarantee period must be a whole percentage and not less than $100.

Upon allocation to the appropriate Subaccounts, we convert net purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center if received before 4:00 p.m., Eastern time. If we receive the additional purchase payment at or after 4:00 p.m, Eastern time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio’s investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any purchase payments made after we receive notice of the change.

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation
Units as of the end of the Valuation Period in which we receive notice or Instructions with regard to the partial withdrawal, surrender or payment of a death benefit.

VALUATION OF ACCUMULATION UNITS
We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the portfolios because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any “ex-dividend” date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a per share charge or credit for any taxes reserved which we determine to have resulted from the operations of the Subaccount.

OPTIONAL ENHANCED PAYMENT BENEFIT
If you elect the enhanced payment benefit, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

•
Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

•	Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

•
We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

•	We will recapture the enhanced payment amount if you surrender your contract during the free look period.

•	Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

•	We may profit from the enhanced payment benefit charge.

Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE
You may transfer all or a portion of your assets between and among the Subaccounts and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions. However you may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and/or the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Service Center. There may be limitations on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts of the Separate Account or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts of the Separate Account and/or the Guarantee Account under certain circumstances. See the “Requesting Payments” provision of this prospectus.

We may also limit and/or restrict tranfers from the Guarantee Account to the Subaccount. For any particular allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest in that allocation plus 25% of the original amount of that allocation. In other words, amounts less than this amount are not restricted. Unless you are participating in the dollar-cost averaging program (see the “Dollar-Cost Averaging” provision of this prospectus), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation.

We may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Currently, there is no other limit on the number of transfers between and among Subaccounts and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to 12 or one transfer per month or, if it is necessary for the contract to continue to be treated as an annuity contract by the Internal Revenue Service, a lower number. Currently, all transfers under the contract are free. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

(1)	if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests;

(2)	if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(3)	if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See the “Transfers by Third Parties” provision of this prospectus.)

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/ INTERNET TRANSACTIONS
You may make certain requests under your contract by calling or electronically contacting us, provided we received your prior written authorization at our Service Center. Transactions that can be conducted over the telephone and internet include, but are not necessarily limited to:

(1)	requests for transfers;

(2)	changes in premium allocations;

(3)	dollar-cost averaging; and

(4)	portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

•	requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or internet instructions;

•	confirming the telephone and/or internet transaction in writing to you or a third party you authorized; and/or

•	tape recording telephone instructions or retaining a record of your electronic request.

We will not be liable for following instructions that we reasonably determine to be genuine. We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call our Service Center at 1-800-313-5282. To request an electronic transaction, please access our Universal Resource Locator (“URL”) at http://www.GEFinancialService.com.

SPECIAL NOTE ON RELIABILITY
Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your internet service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES
As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the portfolios underlying the contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the portfolios and the management of the portfolios share this position. Therefore, as described in your contract, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING
The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund, Dreyfus Variable Investment Fund — Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss. The dollar-cost averaging program is not available if the enhanced payment benefit option is elected.

If the enhanced benefit payment option is NOT elected, you may participate in the dollar-cost averaging program by:

(1)	electing it on your application; or

(2)	by contacting an authorized sales representative; or

(3)	by calling our Service Center at 1-800-313-5282 and completing the dollar-cost averaging agreement.

To use the program, you must transfer at least $100 from the Money Market Subaccount, the Dreyfus Variable Investment Fund — Money Market Portfolio and/or interest rate guarantee period with each transfer.

The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

•	on the business day we receive your written or telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; and

•
when the value of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund, the Dreyfus Variable Investment Fund — Money Market Portfolio and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new guarantee period upon termination of the dollar-cost averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this higher rate of interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all markets or through all broker-dealers who sell the contracts.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various dollar-cost averaging programs, including  3, 6, and 12-month dollar-cost averaging programs. We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

Owners considering participating in a dollar-cost averaging program should call 1-800-313-5282 or an authorized sales representative to verify the availability of dollar-cost averaging.

PORTFOLIO REBALANCING PROGRAM
Once your money has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Service Center. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. Portfolio rebalancing does not assure a profit or protect against a loss. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Subaccounts from the portfolio rebalancing program.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM
You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with the allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the dollar-cost averaging program or the portfolio rebalancing program. If any interest sweep transfer is scheduled for the same day as a portfolio rebalancing transfer, the interest sweep transfer will be processed first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation to the Guarantee Account. See the “Transfers Before the Annuity Commencement Date” provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if the amount of value you have in the Guarantee Account is less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

SURRENDERS AND PARTIAL WITHDRAWALS	We will allow the surrender of your contract or a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions described below.

We will not permit a partial withdrawal that is less than $100 or that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

(1)	the Contract Value (after deduction of any applicable optional benefit charges and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

(2)	any applicable surrender charge and any applicable premium tax charge.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing or by calling our Service Center, from which Subaccounts or guarantee periods we are to take your withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax) reduces Contract Value, depending on the amount of the withdrawal and the applicable death benefit. See “The Death Benefit” provision of this prospectus.

Partial withdrawals may also be subject to ordinary income tax and, if taken prior to age 59 1/2, a 10% additional Federal penalty tax. See “the Federal Tax Matters” provision.

SYSTEMATIC WITHDRAWALS
The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date the contract is issued (unless we allow an earlier date). To participate in the program your Contract Value must initially be at least $5,000 and, you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.

Your systematic withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. We will deduct the systematic withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take any assets you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

(1)	you may request only one such change in a calendar quarter; and

(2)
if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then we will not process or surrender in full that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the “Requesting Payments” provision of this prospectus.

Each systematic withdrawals is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Contract year free under the free withdrawal privilege. (See the “Surrender Charge”) provision of this prospectus. Your systematic withdrawal amount may be affected if you take an additional withdrawal.

We reserve the right to prohibit participation in systematic withdrawals and dollar-cost averaging programs at the same time. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days’ written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE
If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of death of an Annuitant’s death at our Service Center (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit varies based on:

(1)	the Annuitant’s age at the date the contract was issued;

(2)	the Annuitant’s age on the date of his or her death;

(3)	the number of contract years that elapse from the date the contract is issued until the date of the Annuitant’s death; and

(4)	whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and Joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

(a)	the Contract Value as of the date we receive due proof of death of any Annuitant;

(b)	the sum of (1) minus (2) plus (3), where:

(1)
the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any withdrawals (including any surrender charges);

(2)	the Contract Value on the date of death; and

(3)	the Contract Value on the date we receive date due proof of death.

(c)	purchase payments less any withdrawals.

If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

(a)	the Contract Value as of the date we receive due proof of death of any Annuitant;

(b)	the sum of (1) minus (2) plus (3), where:

(1)	is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the

85th birthday of the older Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges);

(2)	is the Contract Value on the date of death; and

(3)	is the Contract Value on the date we receive due proof of death;

(c)	purchase payments less any withdrawals.

We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges) reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:    Assuming an Owner:

(i)	purchases a contract for $100,000;

(ii)	makes no additional purchase payments and no withdrawals;

(iii)	is not subject to premium taxes;

(iv)	the Annuitant’s age is 75 on the Contract Date; and

(v)	we receive due proof of death on the date of death then:

End of Year	Annuitant’s Age	Contract Value	Death Benefit

1	76	$103,000	$103,000
2	77	112,000	112,000
3	78	90,000	112,000
4	79	135,000	135,000
5	80	130,000	135,000
6	81	150,000	150,000
7	82	125,000	135,000
8	83	145,000	145,000

The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Withdrawals may reduce the death benefit by the proportion that the withdrawal (including any surrender charge and premium tax) reduced Contract Value.
For example:

Date	Purchase Payment	Contract Value	Death Benefit

3/31/00	$5,000	$5,000	$5,000
3/31/04	—	10,000	10,000
3/31/05	—	7,000	10,000

If a withdrawal of $3,500 is made on March 31, 2005, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

(i)	death occurs on March 31, 2005;

(ii)	due proof of death was provided on March 31, 2005;

(iii)	no other purchase payments or withdrawals occurred;

(iv)	the Annuitant and any Joint Annuitant were both younger than age 80 at issue;

(v)	no surrender charge applies; and

(vi)	no premium tax applies to the withdrawal.

This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT
We will calculate the death benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE
General:    In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:

• an Owner or Joint Owner, or

• the Annuitant or Joint Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the contract upon death.

Designated Beneficiary:    At the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

(1)	Owner or Joint Owners;

(2)	Primary Beneficiary;

(3)	Contingent Beneficiary; or

(4)	Owner’s estate.

We then will treat the designated beneficiary as the sole Owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law’s rules described below.

Distribution Rules:    The distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity).

•
Spouses — If the designated beneficiary is the surviving spouse of the deceased person, the surviving spouse may continue the contract in force with the surviving spouse as the new Owner. If the deceased person was an Annuitant, the surviving spouse will automatically become the new sole Annuitant. Any Joint Annuitant will be removed from the contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Surrender Value on the date we receive due proof of death of the Annuitant will be set equal to the death benefit, on that date. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant’s age on of the Contract Date, rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if the surviving spouse had purchased the contract on the original Contract Date.

•
Non-Spouses — If the designated beneficiary is not the surviving spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

(1)	Receive the Surrender Value in one lump sum payment upon receipt of due proof of death. See “Requesting Payments” provision of this prospectus.

(2)
Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

(3)
Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary’s life expectancy.

If the designated beneficiary makes no choice within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the contract within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse’s death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary’s estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds:    The proceeds we pay will vary, in part, based on the person who dies. We show the amount of proceeds below.

Person Who died	Proceeds Paid

Owner or Joint Owner (who is not the Annuitant)	Surrender Value

Owner or Joint Owner (who is the Annuitant)	Death Benefit

Annuitant	Death Benefit

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN
After the Annuity Commencement Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

Income Payments

The Annuity Commencement Date is the date income payments begin provided the Annuitant is still living on that date. The Annuity Commencement date may be changed up until the time income payments begin, however the Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant’s 90th birthday (or if Joint Annuitant’s the younger Annuitant’s 90th birthday), unless we approve a later date. To make a change, send written notice to our Service Center before the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided each Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant’s age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Annuity Commencement Value (that is, the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date) in one lump sum (in which case we will cancel the contract) (see the “Requesting Payments” provision of this prospectus).

Payments will continue for the life of the Annuitant, under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

Payments will continue for the life of the Surviving Annuitant, under the Joint Life and Survivor Income with 10 Years Certain plan, if an Annuitant lives longer than ten years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant’s settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) you invest in and the contract’s assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $20, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $20. If the annual payment payable at maturity is less than $20, we will pay the Annuity Commencement Value in a lump sum (see the “Requesting Payments” provision of this prospectus). Upon making such a payment, we will have no future obligation under the contract. Following are explanations of the optional payment plans available.

Upon making such a payment, we will have no future obligation under the contract. Following are explanations of the optional payment plans available.

The amount of your income payments will depend on four things:

•	the amount of your Contract Value on the Annuity Commencement Date;

•	the settlement age (on the Annuity Commencement Date) and if applicable, the gender of the Annuitant(s);

•	the specific payment plan you choose; and

•	if you elect variable income payments, the investment performance of the Subaccounts selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS
Plan 1 — Life Income with Period Certain.    This option guarantees periodic payments for the lifetime of the payee with a minimum number of years of payments guaranteed. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee’s estate unless otherwise provided.

Plan 2 — Income for a Fixed Period.    This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee’s death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee’s estate unless otherwise provided.

Plan 3 — Income of a Definite Amount.    This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee’s estate unless otherwise provided.

Plan 4 — Interest Income.    This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee’s estate unless otherwise provided. This plan is not available to contracts issued to Qualified Plans.

Plan 5 — Joint Life and Survivor Income.    This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor’s estate unless otherwise provided.

If any payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant’s death, on surrender, or on the Contract’s Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS
The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, times the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

(a)	is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

(b)	is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE
If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION
This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS
This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings.    The Federal income tax law does not tax any increase in an owner’s Contract Value until there is a distribution from the Contract. However, certain requirements must be satisfied in order for this general rule to apply, including

•	An individual must own the contract (or the tax law must treat the contract as owned by an individual);

•	The investments of the Separate Account must be “adequately diversified” in accordance with Internal Revenue Service (“IRS”) regulations;

•	The owner’s right to choose particular investments for a contract must be limited; and

•	The contract’s Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.

This part of the Prospectus discusses each of these requirements.

Contracts Not Owned by an Individual — No Tax Deferral and Loss of Interest Deduction:    As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract’s earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else’s ownership of a contract, should consult a tax adviser.

Investments in the Separate Account Must be Diversified.    For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the Contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered “adequately diversified.”

Restrictions on the Extent to Which an Owner can Direct the Investment of Contract Values.    Federal income tax law limits the owner’s right to choose particular investments for the contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an owner’s right to allocate assets among the portfolios may exceed those limits. If so, the owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing contracts. We therefore reserve the right to modify the contract without the owners’ consent to attempt to prevent the tax law from considering the owners as the owners of the assets of the Separate Account.

Age at Which Annuity Payouts Must Begin.    Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments, of the contract’s premiums paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No Guarantees Regarding Tax Treatment.    We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial Withdrawal and Surrenders.    A partial withdrawal occurs when you receive less than the total amount of the contract’s Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the withdrawal exceeds your “investment in the contract.” (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract’s Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your “investment in the contract.”

Your “investment in the contract” generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the contract.

Assignments and Pledges.    The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract.    If you transfer ownership of your contract — without receiving full and adequate consideration — to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your “investment in the contract.” In such a case, the new owner’s “investment in the contract” will be increased to reflect the amount included in your income.

Taxation of Annuity Payouts.    The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your “investment in the contract.” The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the “investment in the contract.” If annuity payouts cease because of the death of the Annuitant(s) and before the total amount of the “investment in the contract” has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits.    We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the contract’s Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Contract’s Annuity Commencement Date:

•	The death benefit is taxed, if received under an annuity payout option, in the same manner as annuity payouts.

•	If not received under an annuity payout option, the death benefit is taxed in the same manner as a withdrawal.

Taxation of Death Benefits if Paid After the Contract’s Annuity Commencement Date:

•
If received in accordance with the existing annuity payment option, the death benefit is excludible from income to the extent that it does not exceed the unrecovered “investment in the contract.” All annuity payouts in excess of the unrecovered “investment in the contract” are includible in income.

•	If received in a lump sum, the tax law imposes tax on the death benefit to the extent it exceeds the unrecovered “investment in the contract.”

Penalty Taxes Payable on Partial Withdrawals, Surrenders, or Annuity Payouts.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and surrenders or annuity payouts that:

•	you receive on or after you reach age 59 1/2;

•	you receive because you became disabled (as defined in the tax law);

•	are received on or after the death of an owner; or

•	you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer among Subaccounts may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Contract.    In certain circumstances, you must combine some or all of the Non-Qualified contracts you own in order to determine the amount of an annuity payout, a surrender, or a partial withdrawal that you must include in income. For example:

•	If you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

•	If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

•	the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

•	the amount that might be subject to the penalty tax described above.

SECTION 1035 EXCHANGES
Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed. To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED RETIREMENT PLANS
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called “Qualified Contracts.” We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons intending to use the contract in connection with a qualified plan should obtain advice from a competent advisor.

Types of Qualified Contracts.    Some of the different types of Qualified Contracts include:

•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)

•	Roth IRAs

•	Simplified Employee Pensions (“SEPs”)

•	Savings Incentive Matched Plan for Employees (“SIMPLE plans,” including “SIMPLE IRAs”)

•	Public school system and tax-exempt organization annuity plans (“403(b) plans”)

•	Qualified corporate employee pension and profit-sharing plans (“401(a) plans”) and qualified annuity plans (“403(a) plans”)

•	Self-employed individual plans (“H.R. 10 plans” or “Keogh Plans”)

•	Deferred compensation plans of state and local governments and tax-exempt organizations (“457 plans”)

Terms of Qualified Plans and Qualified Contracts.    The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

The Death Benefit and Qualified Contracts.    Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or SIMPLE IRA could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts Compared with Non-Qualified Contracts.    Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

•	The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed.

•
The Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts.

•
The Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant’s compensation.

Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70. However, these “minimum distribution rules” generally do not apply to a Roth IRA before death.

Amounts Received Under Qualified Contracts.    Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create “investment in the contract.” Thus, under many Qualified Contracts there will be no “investment in the contract” and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA after 2002 if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions.    The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

•	received on or after the owner reaches age 59 1/2;

•	received on or after the owner’s death or because of the owner’s disability (as defined in the tax law);

•	received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

•	received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to Another.
Rollovers and Transfers:    In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers:    The direct rollover rules apply to certain payments (called “eligible rollover distributions”) from section 401(a) plans, section 403(a) or (b) plans, H.R. 10 plans, governmental section 457(b) plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or other section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or annuity payout, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING
If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY
Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW
This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the shares of the portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholders’ meeting, Owners with voting interests in a portfolio will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Each person having a voting interest in the portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within seven days after receipt at our Service Center of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum death benefit proceeds from the Subaccount within seven days from the receipt of due proof of death. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

(1)	to your designated beneficiary directly in the form of a check; or

(2)	by establishing an interest bearing account, called the “GE Secure Access Account,” for the designated beneficiary, in the amount of the death benefit proceeds.

When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

(1)	the disposal or valuation of the Subaccount is not reasonably practicable because:

•	the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account’s assets is not reasonably practicable);

•	the New York Stock Exchange is closed for other than a regular holiday or weekend;

•	trading is restricted by the SEC; or

(2)	the SEC, by order, permits postponement of payment to protect our Owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

We reserve the right to defer payment of proceeds from the Guarantee Account for a withdrawal, surrender or transfer request for up to six months from the date we receive your payment request.

Distribution of the Contracts

PRINCIPAL UNDERWRITER
Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 201 Merrit 7, PO Box 5005, Norwalk, Connecticut 06856-5005. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

SALES OF THE CONTRACTS
Capital Brokerage offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with us.

We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 7% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first Contract year.

When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an Owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the contract, Contract Values and elected features and benefits).

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the Policies. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to the Contract Value.

Capital Brokerage also receives 12b-1 fees from Alliance Variable Product Services Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, Scudder Variable Series II, and Van Kampen Life Investment Trust.

Additional Information

OWNER QUESTIONS	The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE
Within 10 days after you receive the contract (or such period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to your agent or to our Service Center, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

If you elect the enhanced payment benefit, your refund will equal one of the following amounts:

(i)
if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

(ii)
if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

If you do not elect the enhanced payment benefit the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION
As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL	We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, when you make purchase payments, transfers, or withdrawals, you will receive a written confirmation of these transactions.

OTHER INFORMATION
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov.

LEGAL PROCEEDINGS
The Company like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material impact on us or the Separate Account.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Appendix

Some of the Subaccounts invest in portfolios with a 12b-1 fee or a Service Share fee (see the “Portfolio Annual Expenses” provision). Performance for these Subaccounts may reflect the historical performance of a different class of the portfolio underlying the Subaccounts. With respect to these Subaccounts, performance for time periods before the portfolios’ 12b-1 or Service Share fee class introduction is restated to reflect the 12b-1 fee or Service Share fee. The performance information shown in this Appendix is based on information provided by the portfolios and may reflect fee waivers and expense reimbursements provided by certain portfolios. We cannot guarantee that these fee waivers and expense reimbursements will continue. See the “Portfolio Annual Expenses” provision of this prospectus.

STANDARDIZED PERFORMANCE DATA
We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information which may be obtained free of charge. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular portfolio was first available in the Separate Account. When available, we will provide the total return for the periods of one, five and ten years, adjusted to reflect current contract and portfolio charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

The table below (Table 1) demonstrates the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001.

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the portfolios. Table 1 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.50% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract charge of $30; and

(4)	The charge of 0.15% for the Enhanced Payment Benefit (an annual rate as a percentage of the Contract Value).

We assume that you make a complete surrender of the contract, and therefore we deduct a surrender charge.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 1
Standardized Total Returns
(assuming either Annuitant is over age 70 at issue)
	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Inception In Separate Account to 12/31/01	Date of Inception In Separate Account*

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series I Shares	NA	NA	NA	-15.49%	05/30/01
AIM V.I. Growth Fund — Series I Shares	NA	NA	NA	-17.26%	05/30/01
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	NA	NA	NA	-14.06%	05/30/01
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	NA	NA	NA	-11.69%	05/30/01
Premier Growth Portfolio — Class B	NA	NA	NA	-16.26%	05/30/01
Quasar Portfolio — Class B	NA	NA	NA	-10.69%	05/30/01
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	NA	NA	NA	-6.21%	05/30/01
The Dreyfus Socially Responsible Growth Portfolio, Inc. — Initial Shares	NA	NA	NA	-18.57%	05/30/01
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	-4.58%	NA	NA	-5.56%	07/27/98
Federated International Small Company Fund II	NA	NA	NA	-26.85%	05/30/01
Fidelity Variable Insurance Products Fund VIP (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	-11.31%	NA	NA	0.06%	07/27/98
VIP Growth Portfolio® — Service Class 2	-24.21%	NA	NA	0.53%	07/27/98
Fidelity Variable Insurance Products Fund VIP II (“VIP II”)
VIP II Contrafund Portfolio — Service Class 2	-18.70%	NA	NA	-0.10%	07/27/98
Fidelity Variable Insurance Products Fund VIP III (“VIP III”)
VIP III Growth & Income Portfolio — Service Class 2	-15.17%	NA	NA	-1.73%	07/27/98
VIP III Mid Cap Portfolio — Service Class 2	NA	NA	NA	-2.17%	05/30/01
GE Investments Funds, Inc.
Mid-Cap Value Equity Fund	-5.65%	NA	NA	3.90%	07/27/98
Money Market Fund**	-1.93%	NA	NA	2.37%	07/27/98
Premier Growth Equity Fund	-15.31%	NA	NA	6.10%	07/27/98
S&P 500® Index Fund	-18.50%	NA	NA	-1.94%	07/27/98
Small-Cap Value Equity Fund	NA	NA	NA	3.36%	05/30/01
U.S. Equity Fund	-14.63%	NA	NA	1.80%	07/27/98
Value Equity Fund	NA	NA	NA	-12.96%	05/30/01
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	-46.38%	NA	NA	-1.00%	07/27/98
Balanced Portfolio — Service Shares	-10.99%	NA	NA	6.05%	07/27/98
Capital Appreciation Portfolio — Service Shares	-28.26%	NA	NA	3.04%	07/27/98
Global Life Sciences Portfolio — Service Shares	NA	NA	NA	-2.35%	05/30/01
Global Technology Portfolio — Service Shares	NA	NA	NA	-25.73%	05/30/01
Growth Portfolio — Service Shares	-31.39%	NA	NA	-2.09%	07/27/98
International Growth Portfolio — Service Shares	-29.89%	NA	NA	-0.54%	07/27/98
Worldwide Growth Portfolio — Service Shares	-29.06%	NA	NA	-1.21%	07/27/98
MFS®Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	NA	NA	NA	-17.97%	05/30/01
MFS® Investors Trust Series — Service Class Shares	NA	NA	NA	-14.71%	05/30/01
MFS® New Discovery Series — Service Class Shares	NA	NA	NA	-7.39%	05/30/01
MFS® Utilities Series — Service Class Shares	NA	NA	NA	-26.00%	05/30/01
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-21.66%	10.99%	12.68%	11.85%	05/02/88
Oppenheimer Global Securities Fund/VA — Service Shares	NA	NA	NA	-10.48%	05/30/01
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	NA	NA	NA	-12.52%	05/30/01
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	NA	NA	NA	-0.68%	05/30/01
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	NA	NA	NA	-3.84%	05/30/01

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Inception In Separate Account to 12/31/01		Date of Inception In Separate Account*

Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long Term U.S. Government Bond Portfolio)	NA	NA	NA		2.66%	05/30/01
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	NA	NA	NA		1.54%	05/30/01
Rydex Variable Trust
OTC Fund	NA	NA	NA	-	18.93%	05/30/01

*
Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The GE Investments Funds, Inc. — Income Fund, the Van Kampen Life Investment Trust — Comstock Portfolio and the Van Kampen Life Investment Trust — Emerging Growth Portfolio were added to the Separate Account on May 1, 2002. Therefore, no standardized performance information is available.

The AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, American Century Variable Portfolios, Inc. — VP International Fund — Class I, American Century Variable Portfolios, Inc. — VP Ultra Fund — Class I, American Century Variable Portfolios, Inc. — VP Value Fund — Class I, Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares, Dreyfus Variable Investment Fund — Money Market Portfolio, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance Variable Trust — VT Income Fund of Boston, Eaton Vance Variable Trust —VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Mutual Shares Securities Fund —Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Foreign Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Global Asset Allocation Fund — Class 2 Shares, J.P. Morgan Series Trust II — Bond Portfolio, J.P. Morgan Series Trust II — International Opportunities Portfolio, J.P. Morgan Series Trust II — Mid Cap Value Portfolio, J.P. Morgan Series Trust II — Small Company Portfolio, J.P. Morgan Series Trust II — U.S. Disciplined Equity Portfolio, MFS® Variable Insurance Trust — MFS® Strategic Income Series — Service Class Shares, MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Scudder Variable Series II —Scudder Technology Growth Portfolio — Class B Shares, Scudder Variable Series II —SVS Dreman High Return Equity Portfolio — Class B Shares, and Scudder Variable Series II — SVS Dreman Small Cap Value Portfolio — Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Table 2 below presents the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001.

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the portfolios. Table 2 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

(3)	An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value); and

(4)	The charge of 0.15% for the Enhanced Payment Benefit (an annual rate as a percentage of the Contract Value).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 2

Standardized Total Returns
(assuming both Annuitant and Joint Annuitant are age 70 or younger at issue)

	For the 1-year period ended 12/31/01		For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Inception In Separate Account to 12/31/01	Date of Inception In Separate Account*

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series I Shares		NA	NA	NA	-15.38%	05/30/01
AIM V.I. Growth Fund — Series I Shares		NA	NA	NA	-17.16%	05/30/01
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)		NA	NA	NA	-13.95%	05/30/01
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B		NA	NA	NA	-11.58%	05/30/01
Premier Growth Portfolio — Class B		NA	NA	NA	-16.15%	05/30/01
Quasar Portfolio — Class B		NA	NA	NA	-10.57%	05/30/01
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares		NA	NA	NA	-6.09%	05/30/01
The Dreyfus Socially Responsible Growth Portfolio, Inc. — Initial Shares		NA	NA	NA	-18.46%	05/30/01
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares		-4.37%	NA	NA	-5.35%	07/27/98
Federated International Small Company Fund II		NA	NA	NA	-26.75%	05/30/01
Fidelity Variable Insurance Products Fund VIP (“VIP”)
VIP Equity-Income Portfolio — Service Class 2		-11.12%	NA	NA	0.27%	07/27/98
VIP Growth Portfolio — Service Class 2		-24.04%	NA	NA	0.75%	07/27/98
Fidelity Variable Insurance Products Fund VIP II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2		-18.52%	NA	NA	0.12%	07/27/98
Fidelity Variable Insurance Products Fund VIP III (“VIP III”)
VIP III Growth & Income Portfolio — Service Class 2		-14.98%	NA	NA	-1.51%	07/27/98
VIP III Mid Cap Portfolio — Service Class 2		NA	NA	NA	-2.04%	05/30/01
GE Investments Funds, Inc.
Mid-Cap Value Equity Fund	-	5.44%	NA	NA	4.12%	07/27/98
Money Market Fund**		-1.71%	NA	NA	2.59%	07/27/98
Premier Growth Equity Fund		-15.12%	NA	NA	6.33%	07/27/98
S&P 500® Index Fund		-18.32%	NA	NA	-1.72%	07/27/98
Small-Cap Value Equity Fund		NA	NA	NA	3.49%	05/30/01
U.S. Equity Fund		-14.44%	NA	NA	2.02%	07/27/98
Value Equity Fund		NA	NA	NA	-12.85%	05/30/01
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares		-46.25%	NA	NA	-0.78%	07/27/98
Balanced Portfolio — Service Shares		-10.79%	NA	NA	6.28%	07/27/98
Capital Appreciation Portfolio — Service Shares		-28.09%	NA	NA	3.26%	07/27/98
Global Life Sciences Portfolio — Service Shares		NA	NA	NA	-2.22%	05/30/01
Global Technology Portfolio — Service Shares		NA	NA	NA	-25.63%	05/30/01
Growth Portfolio — Service Shares		-31.23%	NA	NA	-1.88%	07/27/98
International Growth Portfolio — Service Shares		-29.73%	NA	NA	-0.32%	07/27/98
Worldwide Growth Portfolio — Service Shares		-28.90%	NA	NA	-1.00%	07/27/98
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares		NA	NA	NA	-17.86%	05/30/01
MFS® Investors Trust Series — Service Class Shares		NA	NA	NA	-14.60%	05/30/01
MFS® New Discovery Series — Service Class Shares		NA	NA	NA	-7.27%	05/30/01
MFS® Utilities Series — Service Class Shares		NA	NA	NA	-25.90%	05/30/01
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares		-21.49%	11.22%	12.90%	12.07%	05/02/88
Oppenheimer Global Securities Fund/VA — Service Shares		NA	NA	NA	-10.36%	05/30/01
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares		NA	NA	NA	-12.40%	05/30/01

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Inception In Separate Account to 12/31/01		Date of Inception In Separate Account*

PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	NA	NA	NA	-	0.55%	05/30/01
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	NA	NA	NA	-	3.72%	05/30/01
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	NA	NA	NA		2.79%	05/30/01
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	NA	NA	NA		1.67%	05/30/01
Rydex Variable Trust
OTC F und	NA	NA	NA	-	18.83%	05/30/01

*
Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The GE Investment Funds, Inc. — Income Fund and the Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore no standardized performance information is available.

The AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, American Century Variable Portfolios, Inc. — VP International Fund — Class I, American Century Variable Portfolios, Inc. — VP Ultra Fund — Class I, American Century Variable Portfolios, Inc. — VP Value Fund — Class I, Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares, Dreyfus Variable Investment Fund — Money Market Portfolio, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance Variable Trust — VT Income Fund of Boston, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Mutual Shares Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Foreign Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Global Asset Allocation Fund — Class 2 Shares, J.P. Morgan Series Trust II — Bond Portfolio, J.P. Morgan Series Trust II — International Opportunities Portfolio, J.P. Morgan Series Trust II — Mid Cap Value Portfolio, J.P. Morgan Series Trust II — Small Company Portfolio, J.P. Morgan Series Trust II — U.S. Disciplined Equity Portfolio, MFS® Variable Insurance Trust — MFS® Strategic Income Series — Service Class Shares, MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Scudder Variable Series II — Scudder Technology Growth Portfolio — Class B Shares, Scudder Variable Series II —SVS Dreman High Return Equity Portfolio — Class B Shares, and Scudder Variable Series II — SVS Dreman Small Cap Value Portfolio — Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no standardized performance information is available.

NON-STANDARDIZED PERFORMANCE DATA	In addition to the performance data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of withdrawals or income payments.

Non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Tables 1 or 2.

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the contract. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the portfolio’s performance. This data assumes that the Subaccounts available under the contract were in existence for the same period as the portfolio with most of the charges equal to those currently assessed in the contract, including charges for the portfolios.

Table 3 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 3 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.50% (deducted daily at an effective annual rate of the assets in the Separate Account);
(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30; and

The charge for the Enhanced Payment Benefit is not included in the calculations. We do however, assume that you surrender the contract and therefore, surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 3
Non-Standard Performance Data
assuming surrender at the end of the applicable time period.
(assuming either Annuitant or Joint Annuitant is over age 70 at issue)

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series I Shares	-29.74%	3.80%	NA	05/05/93
AIM V.I. Growth Fund — Series I Shares	-40.55%	1.61%	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	-18.80%	7.57%	NA	05/05/93
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	-5.83%	12.34%	12.86%	01/14/91
Premier Growth Portfolio — Class B	-23.74%	10.26%	NA	06/26/92
Quasar Portfolio — Class B	-19.11%	-0.94%	NA	08/05/96
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	-2.60%	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Portfolio, Inc. — Initial Shares	-29.02%	6.14%	NA	10/15/93
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	-4.58%	-0.38%	NA	03/01/94
Federated International Small Company Fund II	-36.61%	NA	NA	05/01/00
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	-11.31%	6.92%	11.53%	10/09/86
VIP Growth Portfolio — Service Class 2	-24.21%	9.21%	11.33%	10/09/86
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	-18.70%	8.00%	NA	01/03/95
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio — Service Class 2	-15.17%	7.41%	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-9.57%	NA	NA	12/28/98
GE Investments Funds, Inc.
Mid-Cap Value Equity Fund	-5.65%	NA	NA	05/01/97
Money Market Fund**	-1.93%	2.94%	3.05%	06/30/85
Premier Growth Equity Fund	-15.31%	NA	NA	12/12/97
S&P 500® Index Fund	-18.50%	7.77%	11.22%	04/14/85
Small-Cap Value Equity Fund	4.19%	NA	NA	05/01/00
U.S. Equity Fund	-14.63%	10.09%	NA	01/02/95
Value Equity Fund	-14.91%	NA	NA	05/01/00
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	-46.38%	4.50%	NA	09/13/93
Balanced Portfolio — Service Shares	-10.99%	11.99%	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-28.26%	NA	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-23.08%	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-44.06%	NA	NA	01/15/00
Growth Portfolio — Service Shares	-31.39%	6.55%	NA	09/13/93
International Growth Portfolio — Service Shares	-29.89%	7.71%	NA	05/02/94
Worldwide Growth Portfolio — Service Shares	-29.06%	8.59%	NA	09/13/93
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	-31.32%	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-22.41%	4.89%	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-11.35%	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-30.92%	8.22%	NA	01/03/95
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-19.73%	11.28%	12.84%	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-18.41%	13.31%	12.11%	11/12/90
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	-16.47%	4.42%	NA	07/05/95

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	1.77%	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	-3.58%	NA	NA	04/30/98
Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	-0.01%	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	2.56%	NA	NA	12/24/97
Rydex Variable Trust
OTC Fund	-41.87%	NA	NA	05/07/97

*
Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The GE Investment Funds, Inc. — Income Fund and the Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance information is available.

The AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, American Century Variable Portfolios, Inc. — VP International Fund — Class I, American Century Variable Portfolios, Inc. — VP Ultra Fund — Class I, American Century Variable Portfolios, Inc. — VP Value Fund — Class I, Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares, Dreyfus Variable Investment Fund — Money Market Portfolio, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance Variable Trust — VT Income Fund of Boston, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund —Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Mutual Shares Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Foreign Securities Fund —Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Global Asset Allocation Fund — Class 2 Shares, J.P. Morgan Series Trust II — Bond Portfolio, J.P. Morgan Series Trust II — International Opportunities Portfolio, J.P. Morgan Series Trust II — Mid Cap Value Portfolio, J.P. Morgan Series Trust II — Small Company Portfolio, J.P. Morgan Series Trust II — U.S. Disciplined Equity Portfolio, MFS® Variable Insurance Trust— MFS® Strategic Income Series — Service Class Shares, MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Scudder Variable Series II — Scudder Technology Growth Portfolio — Class B Shares, Scudder Variable Series II — SVS Dreman High Return Equity Portfolio — Class B Shares, and Scudder Variable Series II — SVS Dreman Small Cap Value Portfolio — Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Table 4 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 4 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30; and

The charge for the Enhanced Payment Benefit is not included in the calculations. We do however, assume that you surrender the contract and therefore, surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 4
Non-Standard Performance Data
assuming surrender at the end of the applicable time period.
(assuming both Annuitant and Joint Annuitant are age 70 or younger at issue)

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	-29.57%	4.02%	NA	05/05/93
AIM V.I. Growth Fund	-40.42%	1.83%	NA	05/05/93
AIM V.I. Premier Equity Fund (formerly, AIM V.I. Value Fund)	-18.62%	7.80%	NA	05/05/93
Alliance Capital Management
Growth and Income Portfolio — Class B Shares	-5.62%	12.58%	13.09%	01/14/91
Premier Growth Portfolio — Class B Shares	-23.56%	10.49%	NA	06/26/92
Quasar Portfolio — Class B Shares	-18.92%	-0.73%	NA	08/05/96
Dreyfus
Dreyfus Investment Portfolios — Dreyfus Emerging Markets Portfolio — Initial Shares	-2.38%	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Portfolio — Initial Shares	-28.85%	6.37%	NA	10/15/93
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	-4.37%	-0.16%	NA	03/01/94
Federated International Small Company Fund II	-36.46%	NA	NA	05/01/00
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2 Shares	-11.12%	7.14%	11.76%	10/09/86
VIP Growth Portfolio — Service Class 2 Shares	-24.04%	9.44%	11.56%	10/09/86
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2 Shares	-18.52%	8.23%	NA	01/03/95
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio — Service Class 2 Shares	-14.98%	7.64%	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2 Shares	-9.37%	NA	NA	12/28/98
GE Investments Funds, Inc.
Mid-Cap Value Equity Fund	-5.44%	NA	NA	05/01/97
Money Market Fund**	-1.71%	3.16%	3.26%	06/30/85
Premier Growth Equity Fund	-15.12%	NA	NA	12/12/97
S&P 500® Index Fund	-18.32%	7.99%	11.45%	04/14/85
Small-Cap Value Equity Fund	4.42%	NA	NA	05/01/00
U.S. Equity Fund	-14.44%	10.32%	NA	01/02/95
Value Equity Fund	-14.72%	NA	NA	05/01/00
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	-46.25%	4.72%	NA	09/13/93
Balanced Portfolio — Service Shares	-10.79%	12.23%	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-28.09%	NA	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-22.91%	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-43.92%	NA	NA	01/15/00
Growth Portfolio — Service Shares	-31.23%	6.78%	NA	09/13/93
International Growth Portfolio — Service Shares	-29.73%	7.94%	NA	05/02/94
Worldwide Growth Portfolio — Service Shares	-28.90%	8.82%	NA	09/13/93
MFS® Variable Insurance Trust
MFS®Investors Growth Stock Series — Service Class Shares	-31.16%	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-22.24%	5.12%	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-11.15%	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-30.76%	8.45%	NA	01/03/95
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-19.56%	11.51%	13.07%	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-18.22%	13.55%	12.34%	11/12/90
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	-16.28%	4.64%	NA	07/05/95
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Shares	1.99%	NA	NA	02/16/99
High Yield Portfolio — Administrative Shares (formerly, High Yield Bond Portfolio)	-3.37%	NA	NA	04/30/98

	For the 1-year period ended 12/31/01		For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

Long-Term U.S. Government Portfolio — Administrative Shares (formerly, Long-Term U.S. Government Bond Portfolio)		0.21%	NA	NA	04/30/99
Total Return Portfolio — Administrative Shares (formerly, Total Return Bond Portfolio)		2.79%	NA	NA	12/24/97
Rydex Variable Trust
OTC Fund	-	41.74%	NA	NA	05/07/97

*
Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The GE Investment Fund, Inc. — Income Fund and the Van Kampen Life Investment Trust — Comstock Portfolio —Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance information is available.

The AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, American Century Variable Portfolios, Inc. — VP International Fund — Class I, American Century Variable Portfolios, Inc. — VP Ultra Fund — Class I, American Century Variable Portfolios, Inc. — VP Value Fund —Class I, Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares, Dreyfus Variable Investment Fund —Money Market Portfolio, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance Variable Trust — VT Income Fund of Boston, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Mutual Shares Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Foreign Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Global Asset Allocation Fund — Class 2 Shares, J.P. Morgan Series Trust II —Bond Portfolio, J.P. Morgan Series Trust II — International Opportunities Portfolio, J.P. Morgan Series Trust II —Mid Cap Value Portfolio, J.P. Morgan Series Trust II — Small Company Portfolio, J.P. Morgan Series Trust II — U.S. Disciplined Equity Portfolio, MFS® Variable Insurance Trust — MFS® Strategic Income Series — Service Class Shares, MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Scudder Variable Series II — Scudder Technology Growth Portfolio — Class B Shares, Scudder Variable Series II —SVS Dreman High Return Equity Portfolio — Class B Shares, and Scudder Variable Series II — SVS Dreman Small Cap Value Portfolio — Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Table 5 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 5 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.50% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30; and

The charge for the Enhanced Payment Benefit is not included in the calculations. In addition, we assume that you do not surrender the contract and therefore, no surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 5
Non-Standard Performance Data
assuming no surrender at the end of the applicable time period.
(assuming either Annuitant or Joint Annuitant is over age 70 at issue)

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Series I Shares	-21.66%	4.92%	NA	05/05/93
AIM V.I. Growth Fund — Series I Shares	-32.49%	2.82%	NA	05/05/93
AIM V.I. Premier Equity Fund — Series I Shares (formerly, AIM V.I. Value Fund)	-10.71%	8.56%	NA	05/05/93
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	2.27%	13.20%	12.97%	01/14/91
Premier Growth Portfolio — Class B	-15.65%	11.17%	NA	06/26/92
Quasar Portfolio — Class B	-11.02%	0.38%	NA	08/05/96
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	5.51%	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Portfolio, Inc. — Initial Shares	-20.94%	7.18%	NA	10/15/93
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	3.53%	0.91%	NA	03/01/94
Federated International Small Company Fund II	-28.53%	NA	NA	05/01/00
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	-3.22%	7.93%	11.64%	10/09/86
VIP Growth Portfolio — Service Class 2	-16.13%	10.15%	11.44%	10/09/86
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	-10.61%	8.98%	NA	01/03/95
Fidelity Variable Insurance Products Fund III (“VIP III’)
VIP III Growth & Income Portfolio — Service Class 2	-7.08%	8.41%	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-1.47%	NA	NA	12/28/98
GE Investments Funds, Inc.
Mid-Cap Value Equity Fund	2.45%	NA	NA	05/01/97
Money Market Fund**	6.18%	4.09%	3.15%	06/30/85
Premier Growth Equity Fund	-7.21%	NA	NA	12/12/97
S&P 500® Index Fund	-10.41%	8.75%	11.33%	04/14/85
Small-Cap Value Equity Fund	12.30%	NA	NA	05/01/00
U.S. Equity Fund	-6.53%	11.00%	NA	01/02/95
Value Equity Fund	-6.82%	NA	NA	05/01/00
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	-38.31%	5.59%	NA	09/13/93
Balanced Portfolio — Service Shares	-2.89%	12.86%	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-20.18%	NA	NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-15.00%	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-35.99%	NA	NA	01/15/00
Growth Portfolio — Service Shares	-23.31%	7.57%	NA	09/13/93
International Growth Portfolio — Service Shares	-21.81%	8.70%	NA	05/02/94
Worldwide Growth Portfolio — Service Shares	-20.98%	9.55%	NA	09/13/93
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	-23.24%	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-14.33%	5.97%	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-3.25%	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-22.84%	9.19%	NA	01/03/95
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-14.33%	11.86%	12.84%	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-10.32%	14.15%	12.22%	11/12/90
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	-8.37%	5.51%	NA	07/05/95
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	9.88%	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	4.52%	NA	NA	04/30/98

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)	8.10%	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)	10.67%	NA	NA	12/24/97
Rydex Variable Trust
OTC Fund	-3.81%	NA	NA	05/07/97

*
Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The GE Investments Fund, Inc. — Income Fund and the Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance information is available.

The AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, American Century Variable Portfolios, Inc. — VP International Fund — Class I, American Century Variable Portfolios, Inc. — VP Ultra Fund — Class I, American Century Variable Portfolios, Inc. — VP Value Fund —  Class I, Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares, Dreyfus Variable Investment Fund —Money Market Portfolio, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance Variable Trust — VT Income Fund of Boston, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund —  Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Mutual Shares Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Foreign Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Global Asset Allocation Fund — Class 2 Shares, J.P. Morgan Series Trust II — Bond Portfolio, J.P. Morgan Series Trust II — International Opportunities Portfolio, J.P. Morgan Series Trust II — Mid Cap Value Portfolio, J.P. Morgan Series Trust II — Small Company Portfolio, J.P. Morgan Series Trust II — U.S. Disciplined Equity Portfolio, MFS® Variable Insurance Trust — MFS® Strategic Income Series — Service Class Shares, MFS® Variable Insurance Trust — MFS® Total Return Series —Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA —Service Shares, Scudder Variable  Series II — Scudder Technology Growth Portfolio — Class B Shares, Scudder Variable Series II — SVS Dreman High Return Equity Portfolio — Class B Shares, and Scudder Variable Series II — SVS Dreman Small Cap Value Portfolio — Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Table 6 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 6 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

(1)	A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

(2)	An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(3)	An annual contract charge of $30; and

The charge for the Enhanced Payment Benefit is not included in the calculations. In addition, we assume that you do not surrender the contract and therefore, no surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Table 6

Non-Standard Performance Data
assuming no surrender at the end of the applicable time period.
(assuming both Annuitant and Joint Annuitant are age 70 or younger at issue)

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund — Service I Shares	-21.50%	5.13%	NA	05/05/93
AIM V.I. Growth Fund — Service I Shares	-32.35%	3.02%	NA	05/05/93
AIM V.I. Premier Equity Fund — Service I Shares (formerly, AIM V.I. Value Fund)	-10.53%	8.78%	NA	05/05/93
Alliance Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	2.48%	13.43%	13.20%	01/14/91
Premier Growth Portfolio — Class B	-15.48%	11.40%	NA	06/26/92
Quasar Portfolio — Class B	-10.83%	0.58%	NA	08/05/96
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	5.72%	NA	NA	12/15/99
The Dreyfus Socially Responsible Growth Portfolio, Inc. — Initial Shares	-20.77%	7.40%	NA	10/15/93
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	3.74%	1.12%	NA	03/01/94
Federated International Small Company Fund II	-28.39%	NA	NA	05/01/00
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	-3.02%	8.15%	11.87%	10/09/86
VIP Growth Portfolio — Service Class 2	-15.96%	10.37%	11.67%	10/09/86
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	-10.43%	9.20%	NA	01/03/95
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio — Service Class 2	-6.89%	8.63%	NA	12/31/96
VIP III Mid Cap Portfolio — Service Class 2	-1.27%	NA	NA	12/28/98
GE Investments Funds, Inc.
Mid-Cap Value Equity Fund	2.66%	NA	NA	05/01/97
Money Market Fund**	6.39%	4.31%	3.36%	06/30/85
Premier Growth Equity Fund	-7.02%	NA	NA	12/12/97
S&P 500® Index Fund	-10.23%	8.97%	11.56%	04/14/85
Small-Cap Value Equity Fund	12.53%	NA	NA	05/01/00
U.S. Equity Fund	-6.34%	11.23%	NA	01/02/95
Value Equity Fund	-6.63%	NA	NA	05/01/00
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	-38.19%	5.81%	NA	09/13/93
Balanced Portfolio — Service Shares	-2.69%	13.08%	NA	09/13/93
Capital Appreciation Portfolio — Service Shares	-20.01%		NA	05/01/97
Global Life Sciences Portfolio — Service Shares	-14.82%	NA	NA	01/15/00
Global Technology Portfolio — Service Shares	-35.86%	NA	NA	01/15/00
Growth Portfolio — Service Shares	-23.15%	7.79%	NA	09/13/93
International Growth Portfolio — Service Shares	-21.65%	8.92%	NA	05/02/94
Worldwide Growth Portfolio — Service Shares	-20.82%	9.77%	NA	09/13/93
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	-23.08%	NA	NA	05/03/99
MFS® Investors Trust Series — Service Class Shares	-14.15%	6.19%	NA	10/09/95
MFS® New Discovery Series — Service Class Shares	-3.05%	NA	NA	04/29/98
MFS® Utilities Series — Service Class Shares	-22.69%	9.41%	NA	01/03/95
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	-14.16%	12.09%	13.07%	04/03/85
Oppenheimer Global Securities Fund/VA — Service Shares	-10.13%	14.38%	12.45%	11/12/90
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	-8.19%	5.73%		07/05/95
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	10.10%	NA	NA	02/16/99
High Yield Portfolio — Administrative Class Shares (formerly, High Yield Bond Portfolio)	4.74%	NA	NA	04/30/98

	For the 1-year period ended 12/31/01		For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception Date*

Long-Term U.S. Government Portfolio — Administrative Class Shares (formerly, Long-Term U.S. Government Bond Portfolio)		8.32%	NA	NA	04/30/99
Total Return Portfolio — Administrative Class Shares (formerly, Total Return Bond Portfolio)		10.90%	NA	NA	05/07/97
Rydex Variable Trust
OTC Fund	-	33.67%	NA	NA	12/24/97

*
Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

The GE Investments Fund, Inc. — Income Fund and the Van Kampen Life Investment Trust — Comstock Portfolio —Class II Shares and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance information is available.

The AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, American Century Variable Portfolios, Inc. — VP International Fund — Class I, American Century Variable Portfolios, Inc. — VP Ultra Fund — Class I, American Century Variable Portfolios, Inc. — VP Value Fund — Class I, Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares, Dreyfus Variable Investment Fund — Money Market Portfolio, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance Variable Trust — VT Income Fund of Boston, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Mutual Shares Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Foreign Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Products Trust — Templeton Global Asset Allocation Fund — Class 2 Shares, J.P. Morgan Series Trust II — Bond Portfolio, J.P. Morgan Series Trust II — International Opportunities Portfolio, J.P. Morgan Series Trust II — Mid Cap Value Portfolio, J.P. Morgan Series Trust II — Small Company Portfolio, J.P. Morgan Series Trust II — U.S. Disciplined Equity Portfolio, MFS® Variable Insurance Trust — MFS® Strategic Income Series — Service Class Shares, MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Scudder Variable Series II — Scudder Technology Growth Portfolio — Class B Shares, Scudder Variable Series II —SVS Dreman High Return Equity Portfolio — Class B Shares, and Scudder Variable Series II — SVS Dreman Small Cap Value Portfolio — Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Statement of Additional Information

Page
The Contracts
Transfer of Annuity Units
Net Investment Factor
Termination of Participation Agreements
Calculation of Performance Data
Subaccounts Investing in the GE Investments Funds, Inc. — Money Market Fund and the Dreyfus Variable Investment Fund — Money Market Portfolio
Other Subaccounts
Other Performance Data
Federal Tax Matters
Taxation of The Company
IRS Required Distributions
General Provisions
Using the Contracts as Collateral
The Beneficiary
Non-Participating
Misstatement of Age or Gender
Incontestability
Trust as Owner or Beneficiary
Written Notice
Distribution of the Contracts
Legal Developments Regarding Employment-Related Benefit Plans
Experts
Financial Statements

GE Capital Life Assurance Company of New York
125 Park Avenue, 6th floor
New York, New York 10017-5529

Service Center
6610 West Broad Street
Richmond, VA 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352–9910.

GE Capital Life
Variable Annuity Service Center
6610 West Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for GE Capital Life Separate Account II, Contract Form NY1155 4/00 to:

Name:

Address:
Street

City
State
Zip

Signature of Requestor:
Date

GE Capital Life Separate Account II

Part B

Statement of Additional Information
For the
Flexible Premium Variable Deferred Annuity Contract
Form NY1155 4/00

Offered by

GE Capital Life Assurance Company of New York

125 Park Avenue, 6th Floor
New York, New York 10017-5529

Service Center
6610 West Broad Street
Richmond, VA 23230
(800) 313-5282

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the above-named flexible premium variable deferred annuity Contract offered by GE Capital Life Assurance Company of New York. You may obtain a copy of the prospectus dated May 1, 2002, as amended June 28, 2002, by calling (800) 313-5282, or by contacting us at our Service Center at the address or telephone number listed above. The prospectus is also available on the SEC’s website at http://www.sec.gov. Terms used in the current prospectus for the Contract are incorporated in this Statement.

This Statement of Additional Information is
not a prospectus and should be read only in conjunction
with the prospectuses for the contract and the portfolios.

Dated May 1, 2002, as amended June 28, 2002.

STATEMENT OF ADDITIONAL INFORMATION

The Contracts

Transfer of Annuity Units

At At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

(a)	is the number of Annuity Units in the current Subaccount desired to be transferred;

(b)	is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

(c)	is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, the Company will transfer the remaining Annuity Units in addition to the amounts requested. The Company will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a Contract for a Valuation Period is (a) divided by (b) minus (c) where:

(a)	is the result of:

(1)	the value of the net assets of that Subaccount at the end of the preceding Valuation Period, plus

(2)
the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined, minus

(3)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus

(4)
any amount charged against that Subaccount for taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount; and

(b)	is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

(c)	is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge; this factor is shown in your contract.

We will value their assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds.    This agreement may be terminated by the parties on six months’ advance written notice.

Alliance Variable Products Series Fund, Inc.    This agreement may be terminated by the parties on six months’ advance written notice.

Dreyfus.    This agreement may be terminated by the parties on six months’ advance written notice.

Federated Insurance Series.    This agreement may be terminated by the parties on six months’ advance written notice.

Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III (“The Fund”).    These agreements provide for termination (1) on one year’s advance notice by either party, (2) at the Company’s option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contracts to substitute shares of another mutual fund, (5) at the Company’s option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

GE Investments Funds, Inc.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Janus Aspen Series.    This agreement may be terminated by the parties on six months’ advance written notice unless a shorter time is agreed to.

MFS® Variable Insurance Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Oppenheimer Variable Account Funds.    This agreement may be terminated by the parties on six months’ advance written notice.

PIMCO Variable Insurance Trust.    This agreement may be terminated by the parties on six months’ advance written notice, unless a shorter time is agreed to by the parties.

Rydex Variable Trust.    This agreement may be terminated by the parties on six months’ advance written notice.

Van Kampen Life Investment Trust.    This agreement may be terminated by the parties on 60 days’ advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. — Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. — Money Market Fund and the Dreyfus Variable Investment Fund — Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund — Money Market Portfolio at the beginning of the period, dividing such net change in contract value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in contract value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.50% of Contract Value held in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value). (We may also show yield reflecting the maximum mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue (deducted daily at an effective annual rate of 1.30% of assets in the Separate Account)). The annual contract charge is only deducted if Contract Value at the time of deduction is $40,000 or less. We assume for the purposes of the yield calculation that this charge will be waived. Yield calculations do not take into account the surrender charge under the Contract. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV)  X  (365/7)

where:

NCP =
the net change in the value of the Subaccount (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES =	per unit expenses of the hypothetical account for the seven-day period.

UV =	the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investment Fund — Money Market Portfolio or the Subaccount investing in the Dreyfus Variable Investment Fund — Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1 where:

NCP =
the net change in the value of the Subaccount (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES =	per unit expenses of the hypothetical account for the seven-day period.

UV =	the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund — Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount investing in the GE Investments Funds, Inc. —Money Market Fund’s or the Subaccount investing in the Dreyfus Variable Investment Fund — Money Market Portfolio actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Subaccount’s corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio’s operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc — Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund — Money Market Portfolio will be lower than the yield for its corresponding money market portfolio.

Yield calculations do not take into account the surrender charge under the contract or charges for the enhanced payment benefit.

Current Yield 0.12% as of December 31, 2002

Effective Yield 0.12% as of December 31, 2002

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return.    Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. We assume in our calculations of standard average total returns that the Owner elected the enhanced payment benefit. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying portfolios, adjusted for the level of the Separate Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

1.
We calculate the unit value for each Valuation Period based on the performance of the Subaccount’s underlying investment portfolio (after deductions for portfolio charges and expenses (assuming the current applicable fee waivers and reimbursements continue), the administrative expense charge (deducted daily at an effective annual rate of 0.15% of Contract Value held in the Separate Account), the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.50% of Contract Value held in the Separate Account), and the optional enhanced payment charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account).

2.
The annual contract charge is $30 deducted at the beginning of each contract Year and is waived if the Contract Value is more than $40,000 at the time the charge is due. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to .10% of Contract Value.

3.
The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Standardized total return for periods of five years or less will therefore reflect the deduction of a surrender charge.

4.	Standardized total return considers the charge for the enhanced payment benefit.

5.	Standardized total return does not reflect the deduction of any premium taxes.

6.	Standardized total return will then be calculated according to the following formula:

TR =	(ERV/P)1/N -1

where:

TR =	the average annual total return for the period.

ERV =	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P =	a hypothetical single investment of $1,000.

N =	the duration of the period (in years).

Past Performance is not a Guarantee or Projection of Future Results.

The Funds have provided the price information used to calculate the performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Funds, we have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR =	(ERV/P) – 1

where:

CTR =	the cumulative total return for the period.

ERV =	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P =	a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

Other non-standard quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standard quotations of Subaccount performance with standard performance quotations.

Federal Tax Matters

Taxation of the Company

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the “Federal Tax Matters” section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we may currently impose a charge), charges for such taxes attributable to the Separate Account may also be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed (1) within five years after the date of that Owner’s death, or (2) as income payments which will begin within one year of that Owner’s death and which will be made over the life of the Owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The “designated beneficiary” generally is the person who will be treated as the sole Owner of the Contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the “designated beneficiary” is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse’s death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application or by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If an Annuitant’s age or gender was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender. If any overpayments have been made, an adjustment including interest on the amount of the overpayment will be made to the next payment(s). Any underpayments will be credited with interest on the amount of the underpayment and must be paid in full with the next payment. The interest rate used will be 3% per annum, unless otherwise required by law.

Incontestability

We will not contest the contract.

Trust as Owner or Beneficiary

If a trust is named as the Owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and each Annuitant’s full name must be included.

We will send all notices to the Owner at the last known address on file with the Company.

Distribution of the Contracts

The offering is continuous, and Capital Brokerage Corporation does not anticipate discontinuing the offering of the contracts. However, the Company does reserve the right to discontinue the offering of the contracts.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Experts

The financial statements of GE Capital Life Assurance Company of New York as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Capital Life Separate Account II as of December 31, 2001 and for each of the years or lesser periods in the two-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

Financial Statements

This Statement of Additional Information contains financial statements for GE Capital Life Assurance Company of New York (the Company) as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Capital Life Separate Account II, as of December 31, 2001 and for each of the years or lesser periods in the two-year period then ended.

The financial statements of the Company included herein should be distinguished from the financial statements of GE Capital Life Separate Account II and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in GE Capital Life Separate Account II.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Financial Statements

December 31, 2001

(With Independent Auditors’ Report Thereon)

GE CAPITAL LIFE SEPARATE ACCOUNT II

December 31, 2001

INDEPENDENT AUDITORS’ REPORT

Contractholders
GE Capital Life Separate Account II
        and
The Board of Directors
GE Capital Life Assurance Company of New York:

We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the GE Investments Funds, Inc. — S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Variable Insurance Products Fund — Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II — Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III — Growth & Income and Growth Opportunities Portfolios; the Variable Insurance Products Fund-Service Class 2 — Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II-Service Class 2 — Contrafund Portfolio; the Variable Insurance Products Fund III-Service Class 2 — Growth & Income and Mid Cap Portfolios; the Oppenheimer Variable Account Funds — High Income, Bond, Aggressive Growth, Capital Appreciation, and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares — Global Securities and Main Street Growth & Income Funds/VA; the Federated Insurance Series — American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series-Service Shares — High Income Bond Fund II; the Janus Aspen Series — Balanced, Aggressive Growth, Growth, Worldwide Growth, Flexible Income, International Growth, and Capital Appreciation Portfolios; the Janus Aspen Series-Service Shares — Global Life Sciences, Global Technology, Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth, and Worldwide Growth Portfolios; the Alger American Fund — Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc. — PBHG Large Cap Growth and PBHG Growth II Portfolios; the Goldman Sachs Variable Insurance Trust — Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc. — Strategic Bond, Investors, and Total Return Funds; the PIMCO Variable Insurance Trust — Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the AIM Variable Insurance Funds — AIM V.I. Capital Appreciation, AIM V.I. Growth, and AIM V.I. Value Funds; the Dreyfus — Dreyfus Investment Portfolios — Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.; the MFS® Variable Insurance Trust — MFS® Investors Growth Stock, MFS® Investors Trust, MFS® New Discovery, and MFS® Utility Series; the Rydex Variable Trust — OTC Fund; and the Alliance Variable Products Series Fund, Inc. — Growth and Income, Premier Growth, and Quasar Portfolios) as of December 31, 2001, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for the year or lesser period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2001, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for the year or lesser period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities

December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
S&P 500® Index Fund (414,598 shares, cost — $10,138,641)	$8,785,341	—	—	—	—	—	—	—	—	—	—	—
Money Market Fund (6,352,586 shares, cost — $6,352,586)	—	6,352,586	—	—	—	—	—	—	—	—	—	—
Total Return Fund (68,221 shares, cost — $1,039,935)	—	—	988,521	—	—	—	—	—	—	—	—	—
International Equity Fund (32,732 shares, cost — $363,351)	—	—	—	271,024	—	—	—	—	—	—	—	—
Real Estate Securities Fund (15,827 shares, cost — $224,013)	—	—	—	—	233,916	—	—	—	—	—	—	—
Global Income Fund (18,020 shares, cost — $169,358)	—	—	—	—	—	168,485	—	—	—	—	—	—
Mid-Cap Value Equity Fund (60,248 shares, cost — $967,400)	—	—	—	—	—	—	943,486	—	—	—	—	—
Income Fund (101,797 share, cost — $1,263,907)	—	—	—	—	—	—	—	1,248,036	—	—	—	—
U.S. Equity Fund (100,730 shares, cost — $3,428,729)	—	—	—	—	—	—	—	—	3,244,517	—	—	—
Premier Growth Equity Fund (27,828 shares, cost — $2,081,718)	—	—	—	—	—	—	—	—	—	1,929,601	—	—
Value Equity Fund (2,579 shares, cost — $23,355)	—	—	—	—	—	—	—	—	—	—	23,241	—
Small-Cap Value Equity Fund (9,601 shares, cost — $113,614)	—	—	—	—	—	—	—	—	—	—	—	115,310
Dividend Receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	1,696	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	1,447	—	2,633	—	—	739	3,655	3,120	—	500	—	—

Total assets	8,786,788	6,354,282	991,154	271,024	233,916	169,224	947,141	1,251,156	3,244,517	1,930,101	23,241	115,310

Liabilities
Accrued expenses payable to affiliate (note 4)	4,800	2,932	504	148	111	94	483	623	1,615	927	11	54
Payable for units withdrawn	1,895	2,988	—	—	233	—	—	—	—	—	—	—

Total liabilities	6,695	5,920	504	148	344	94	483	623	1,615	927	11	54

Net assets attributable to variable deferred annuity contractholders	$8,780,093	6,348,362	990,650	270,876	233,572	169,130	946,658	1,250,533	3,242,902	1,929,174	23,230	115,256

Outstanding units: Type I	867,363	551,692	86,294	32,993	18,334	18,108	72,587	107,991	290,715	217,761	—	—

Net asset value per unit: Type I	$9.84	11.29	11.48	8.21	12.74	9.34	11.85	11.58	11.09	8.76	—	—

Outstanding units: Type II	24,366	108,666	—	—	—	—	9,068	—	2,014	2,290	2,533	9,466

Net asset value per unit: Type II	$9.17	1.01	—	—	—	—	9.54	—	9.24	9.31	9.17	10.74

Outstanding units: Type III	2,381	9,904	—	—	—	—	—	—	28	29	—	1,266

Net asset value per unit: Type III	$9.16	1.01	—	—	—	—	—	—	9.23	9.30	—	10.73

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2001

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity- Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio
Assets
Investments in Variable Insurance Products Fund, at fair value (note 2):
Equity-Income Portfolio (95,931 shares, cost — $2,268,801)	$2,182,424	—	—	—	—	—	—
Growth Portfolio (70,692 shares, cost — $3,147,296)	—	2,375,954	—	—	—	—	—
Overseas Portfolio (45,842 shares, cost — $865,548)	—	—	636,292	—	—	—	—
Investments in Variable Insurance Products Fund II, at fair value (note 2):
Asset Manager Portfolio (27,140 shares, cost — $422,054)	—	—	—	393,799	—	—	—
Contrafund Portfolio (153,445 shares, cost — $3,786,695)	—	—	—	—	3,088,852	—	—
Investments in Variable Insurance Products Fund III, at fair value (note 2):
Growth & Income Portfolio (98,247 shares, cost — $1,388,081)	—	—	—	—	—	1,295,880	—
Growth Opportunities Portfolio (55,195 shares, cost — $1,069,687)	—	—	—	—	—	—	835,096
Dividend Receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—
Receivable for units sold	2,904	—	—	155	—	1,687	—

Total assets	2,185,328	2,375,954	636,292	393,954	3,088,852	1,297,567	835,096

Liabilities
Accrued expenses payable to affiliate (note 4)	1,169	1,418	369	229	1,828	703	490
Payable for units withdrawn	—	1,724	339	—	7	—	380

Total liabilities	1,169	3,142	708	229	1,835	703	870

Net assets attributable to variable deferred annuity contractholders	$2,184,159	2,372,812	635,584	393,725	3,087,017	1,296,864	834,226

Outstanding units: Type I	205,859	220,112	76,209	38,600	292,608	129,686	107,227

Net asset value per unit: Type I	$10.61	10.78	8.34	10.20	10.55	10.00	7.78

Outstanding units: Type II	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—

Outstanding units: Type III	—	—	—	—	—	—	—

Net asset value per unit: Type III	$—	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2001

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III — Service Class 2
	Equity- Income Portfolio	Growth Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
Assets
Investments in Variable Insurance Products Fund — Service Class 2, at fair value (note 2):
Equity-Income Portfolio (7,577 shares, cost — $166,476)	$171,163	—	—	—	—
Growth Portfolio (1,765 shares, cost — $59,445)	—	58,856	—	—	—
Investments in Variable Insurance Products Fund II — Service Class 2, at fair value (note 2):
Contrafund Portfolio (1,820 shares, cost — $36,221)	—	—	36,406	—	—
Investments in Variable Insurance Products Fund III — Service Class 2, at fair value (note 2):
Growth & Income Portfolio (3,147 shares, cost — $39,135)	—	—	—	41,136	—
Mid Cap Portfolio (5,859 shares, cost — $111,261)	—	—	—	—	114,189
Dividend Receivable	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—
Receivable for units sold	—	2,125	—	290	218

Total assets	171,163	60,981	36,406	41,426	114,407

Liabilities
Accrued expenses payable to affiliate (note 4)	81	25	12	21	46
Payable for units withdrawn	461	—	—	—	—

Total liabilities	542	25	12	21	46

Net assets attributable to variable deferred annuity contractholders	$170,621	60,956	36,394	41,405	114,361

Outstanding units: Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units: Type II	16,406	6,389	3,048	4,205	9,631

Net asset value per unit: Type II	$9.24	8.89	9.44	9.49	10.21

Outstanding units: Type III	2,062	468	808	158	1,571

Net asset value per unit: Type III	$9.23	8.88	9.43	9.47	10.20

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2001

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	High Income Fund/VA	Bond Fund/VA	Aggressive Growth Fund/VA	Capital Appreciation Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
Assets
Investments in Oppenheimer Variable Accounts Fund, at fair value (note 2):
High Income Fund/VA (103,250 shares, cost — $955,520)	$881,753	—	—	—	—	—	—
Bond Fund/VA (171,086 shares, cost — $1,924,154)	—	1,917,869	—	—	—	—	—
Aggressive Growth Fund/VA (27,550 shares, cost — $2,099,792)	—	—	1,121,825	—	—	—	—
Capital Appreciation Fund/VA (49,099 shares, cost — $2,131,723)	—	—	—	1,796,054	—	—	—
Multiple Strategies Fund/VA (59,875 shares, cost — $953,495)	—	—	—	—	922,081	—	—
Investments in Oppenheimer Variable Accounts Fund — Class 2 Shares, at fair value (note 2):
Global Securities Fund/VA (1,736 shares, cost — $38,252)	—	—	—	—	—	39,556	—
Main Street Growth & Income Bond Fund/VA (7,057 shares, cost — $130,859)	—	—	—	—	—	—	133,739
Dividend Receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—
Receivable for units sold	508	868	57	2,703	—	28	8

Total assets	882,261	1,918,737	1,121,882	1,798,757	922,081	39,584	133,747

Liabilities
Accrued expenses payable to affiliate (note 4)	483	1,035	724	972	472	16	64
Payable for units withdrawn	—	—	—	—	7	—	—

Total liabilities	483	1,035	724	972	479	16	64

Net assets attributable to variable deferred annuity contractholders	$881,778	1,917,702	1,121,158	1,797,785	921,602	39,568	133,683

Outstanding units: Type I	95,224	174,178	105,970	144,983	79,586	—	—

Net asset value per unit: Type I	$9.26	11.01	10.58	12.40	11.58	—	—

Outstanding units: Type II	—	—	—	—	—	3,283	12,321

Net asset value per unit: Type II	$—	—	—	—	—	9.41	9.21

Outstanding units: Type III	—	—	—	—	—	924	2,197

Net asset value per unit: Type III	$—	—	—	—	—	9.39	9.20

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2001

	Federated Insurance Series				Federated Insurance Series — Service Shares
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II
Assets
Investments in Federated Insurance Series, at fair value (note 2):
American Leaders Fund II (46,934 shares, cost — $930,511)	$903,483	—	—	—	—
High Income Bond Fund II (40,405 shares, cost — $372,307)	—	311,927	—	—	—
Utility Fund II (53,534 shares, cost — $699,774)	—	—	555,152	—	—
International Small Company Fund II (21 shares, cost — $116)	—	—	—	117	—
Investments in Federated Insurance Series — Service Shares, at fair value (note 2):
High Income Bond Fund II (2,848 shares, cost — $21,909)	—	—	—	—	21,986
Dividend Receivable	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—
Receivable for units sold	230	—	—	116	—

Total assets	903,713	311,927	555,152	233	21,986

Liabilities
Accrued expenses payable to affiliate (note 4)	480	182	297	—	9
Payable for units withdrawn	—	—	—	—	—

Total liabilities	480	182	297	—	9

Net assets attributable to variable deferred annuity contractholders	$903,233	311,745	554,855	233	21,977

Outstanding units: Type I	86,104	35,628	66,291	—	—

Net asset value per unit: Type I	$10.49	8.75	8.37	—	—

Outstanding units: Type II	—	—	—	30	2,238

Net asset value per unit: Type II	$—	—	—	7.83	9.59

Outstanding units: Type III	—	—	—	—	53

Net asset value per unit: Type III	$—	—	—	—	9.58

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2001

	Janus Aspen Series
	Balanced Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
Assets
Investments in Janus Aspen Series, at fair value (note 2):
Balanced Portfolio (260,310 shares, cost — $6,570,005)	$5,875,207	—	—	—	—	—	—
Aggressive Growth Portfolio (169,924 shares, cost — $8,275,098)	—	3,734,940	—	—	—	—	—
Growth Portfolio (159,807 shares, cost — $4,800,297)	—	—	3,176,961	—	—	—	—
Worldwide Growth Portfolio (110,000 shares, cost — $4,644,064)	—	—	—	3,139,411	—	—	—
Flexible Income Portfolio (18,811 shares, cost — $220,564)	—	—	—	—	219,340	—	—
International Growth Portfolio (70,402 shares, cost — $2,516,420)	—	—	—	—	—	1,652,344	—
Capital Appreciation Portfolio (224,723 shares, cost — $6,539,332)	—	—	—	—	—	—	4,656,261
Dividend Receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—
Receivable for units sold	129	2,629	129	620	2,020	230	215

Total assets	5,875,336	3,737,569	3,177,090	3,140,031	221,360	1,652,574	4,656,476

Liabilities
Accrued expenses payable to affiliate (note 4)	3,519	2,608	1,991	1,973	121	995	2,945
Payable for units withdrawn	—	—	—	—	—	—	—

Total liabilities	3,519	2,608	1,991	1,973	121	995	2,945

Net assets attributable to variable deferred annuity contractholders	$5,871,817	3,734,961	3,175,099	3,138,058	221,239	1,651,579	4,653,531

Outstanding units: Type I	463,443	362,970	320,393	307,051	19,390	157,443	395,372

Net asset value per unit: Type I	$12.67	10.29	9.91	10.22	11.41	10.49	11.77

Outstanding units: Type II	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—

Outstanding units: Type III	—	—	—	—	—	—	—

Net asset value per unit: Type III	$—	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2001

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Balanced Portfolio	Capital Appreciation Portfolio	Growth Portfolio	International Growth Portfolio	Worldwide Growth Portfolio
Assets
Investments in Janus Aspen Series — Service Shares, at fair value (note 2):
Global Life Sciences Portfolio (1,495 shares, cost — $11,226)	$11,589	—	—	—	—	—	—	—
Global Technology Portfolio (5,293 shares, cost — $20,642)	—	21,596	—	—	—	—	—	—
Aggressive Growth Portfolio (1,627 shares, cost — $34,232)	—	—	35,349	—	—	—	—	—
Balanced Portfolio (14,958 shares, cost — $348,787)	—	—	—	348,678	—	—	—	—
Capital Appreciation Portfolio (2,379 shares, cost — $48,722)	—	—	—	—	48,932	—	—	—
Growth Portfolio (2,028 shares, cost — $40,484)	—	—	—	—	—	40,082	—	—
International Growth Portfolio (812 shares, cost — $18,359)	—	—	—	—	—	—	18,912	—
Worldwide Growth Portfolio (850 shares, cost — $23,423)	—	—	—	—	—	—	—	24,136
Dividend Receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	304	1,605	—	—	—	304

Total assets	11,589	21,596	35,653	350,283	48,932	40,082	18,912	24,440

Liabilities
Accrued expenses payable to affiliate (note 4)	6	10	17	163	24	19	7	11
Payable for units withdrawn	—	—	—	—	—	—	—	—

Total liabilities	6	10	17	163	24	19	7	11

Net assets attributable to variable deferred annuity contractholders	$11,583	21,586	35,636	350,120	48,908	40,063	18,905	24,429

Outstanding units: Type I	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—

Outstanding units: Type II	1,137	2,389	4,528	33,503	3,985	4,940	1,742	2,421

Net asset value per unit: Type II	$10.19	7.93	7.87	9.72	8.58	8.11	8.55	8.54

Outstanding units: Type III	—	333	—	2,523	1,718	—	470	440

Net asset value per unit: Type III	$—	7.93	—	9.70	8.57	—	8.54	8.53

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2001

	Alger American Fund		PBHG Insurance Series Fund, Inc.		Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Funds Inc
	Small Capitalization Portfolio	LargeCap Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
Assets
Investments in Alger American Fund, at fair value (note 2):
Small Capitalization Portfolio (52,984 shares, cost — $1,462,176)	$876,880	—	—	—	—	—	—	—	—
LargeCap Growth Portfolio (33,785 shares, cost — $1,744,884)	—	1,242,284	—	—	—	—	—	—	—
Investments in PBHG Insurance Series Fund, Inc., at fair value (note 2):
PBHG Large Cap Growth Portfolio (55,418 shares, cost — $1,439,478)	—	—	975,363	—	—	—	—	—	—
PBHG Growth II Portfolio (53,731 shares, cost — $1,266,685)	—	—	—	603,939	—	—	—	—	—
Investments in Goldman Sachs Variable Insurance Trust, at fair value (note 2):
Growth and Income Fund (43,774 shares, cost — $450,316)	—	—	—	—	408,413	—	—	—	—
Mid Cap Value Fund (131,881 shares, cost — $1,316,459)	—	—	—	—	—	1,488,936	—	—	—
Investments in Salomon Brothers Variable Series Funds Inc, at fair value (note 2):
Strategic Bond Fund (15,713 shares, cost $159,738)	—	—	—	—	—	—	157,441	—	—
Investors Fund (19,312 shares, cost — $254,630)	—	—	—	—	—	—	—	247,007	—
Total Return Fund (9,788 shares, cost — $103,523)	—	—	—	—	—	—	—	—	101,696
Dividend Receivable	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—	—	—
Receivable for units sold	195	451	—	141	300	—	—	2,248	—

Total assets	877,075	1,242,735	975,363	604,080	408,713	1,488,936	157,441	249,255	101,696

Liabilities
Accrued expenses payable to affiliate (note 4)	540	742	530	378	221	824	72	119	48
Payable for units withdrawn	—	—	—	—	—	549	—	—	—

Total liabilities	540	742	530	378	221	1,373	72	119	48

Net assets attributable to variable deferred annuity contractholders	$876,535	1,241,993	974,833	603,702	408,492	1,487,563	157,369	249,136	101,648

Outstanding units: Type I	120,238	116,401	81,850	62,951	49,039	110,847	14,114	22,165	9,589

Net asset value per unit: Type I	$7.29	10.67	11.91	9.59	8.33	13.42	11.15	11.24	10.60

Outstanding units: Type II	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—	—	—

Outstanding units: Type III	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type III	$—	—	—	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2001

	PIMCO Variable Insurance Trust				AIM Variable Insurance Funds
	Foreign Bond Portfolio	Long-Term U.S. Government Bond Portfolio	High Yield Bond Portfolio	Total Return Bond Portfolio	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Value Fund
Assets
Investments in PIMCO Variable Insurance Trust, at fair value (note 2):
Foreign Bond Portfolio (1,932 shares, cost — $18,993)	$18,725	—	—	—	—	—	—
Long-Term U.S. Government Bond Portfolio (23,090 shares, cost — $255,435)	—	237,139	—	—	—	—	—
High Yield Bond Portfolio (7,235 shares, cost — $56,923)	—	—	57,012	—	—	—	—
Total Return Bond Portfolio (23,181 shares, cost — $234,182)	—	—	—	229,259	—	—	—
Investments in AIM Variable Insurance Funds, at fair value (note 2):
AIM V.I. Capital Appreciation Fund (1,904 shares, cost — $42,652)	—	—	—	—	41,361	—	—
AIM V.I. Growth Fund (2,546 shares, cost — $40,516)	—	—	—	—	—	41,681	—
AIM V.I. Value Fund (7,328 shares, cost $172,590)	—	—	—	—	—	—	171,115
Dividend Receivable	50	874	329	550	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—
Receivable for units sold	—	538	—	805	—	—	1,675

Total assets	18,775	238,551	57,341	230,614	41,361	41,681	172,790

Liabilities
Accrued expenses payable to affiliate (note 4)	10	123	26	105	18	19	84
Payable for units withdrawn	—	—	—	—	—	—	—

Total liabilities	10	123	26	105	18	19	84

Net assets attributable to variable deferred annuity contractholders	$18,765	238,428	57,315	230,509	41,343	41,662	172,706

Outstanding units: Type I	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—

Outstanding units: Type II	1,017	12,309	5,392	13,530	4,333	4,761	14,343

Net asset value per unit: Type II	$10.35	10.67	10.04	10.56	8.92	8.75	9.06

Outstanding units: Type III	797	10,046	317	8,306	302	—	4,725

Net asset value per unit: Type III	$10.34	10.66	10.03	10.55	8.91	—	9.05

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2001

	Dreyfus		MFS® Variable Insurance Trust				Rydex Variable Trust
	Dreyfus Investment Portfolios — Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utility Series	OTC Fund
Assets
Investments in Dreyfus, at fair value (note 2):
Dreyfus Investment Portfolios — Emerging Markets Portfolio (254 shares, cost — $2,198)	$2,411	—	—	—	—	—	—
The Dreyfus Socially Responsible Growth Fund, Inc. (328 shares, cost — $8,773)	—	8,757	—	—	—	—	—
Investments in MFS® Variable Insurance Trust, at fair value (note 2):
MFS® Investors Growth Stock Series (2,472 shares, cost — $23,196)	—	—	23,901	—	—	—	—
MFS® Investors Trust Series (1,399 shares, cost — $23,152)	—	—	—	23,903	—	—	—
MFS® New Discovery Series (273 shares, cost — $4,033)	—	—	—	—	4,149	—	—
MFS® Utility Series (2,464 shares, cost — $39,047)	—	—	—	—	—	39,184	—
Investments in Rydex Variable Trust, at fair value (note 2):
OTC Fund (179 shares, cost — $2,667)	—	—	—	—	—	—	2,649
Dividend Receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—
Receivable for units sold	—	290	—	83	—	—	—

Total assets	2,411	9,047	23,901	23,986	4,149	39,184	2,649

Liabilities
Accrued expenses payable to affiliate (note 4)	1	2	11	12	2	18	1
Payable for units withdrawn	—	—	—	—	—	—	—

Total liabilities	1	2	11	12	2	18	1

Net assets attributable to variable deferred annuity contractholders	$2,410	9,045	23,890	23,974	4,147	39,166	2,648

Outstanding units: Type I	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—

Outstanding units: Type II	245	1,048	2,249	2,238	428	4,890	308

Net asset value per unit: Type II	$9.82	8.63	8.68	9.00	9.70	7.91	8.59

Outstanding units: Type III	—	—	504	426	—	62	—

Net asset value per unit: Type III	$—	—	8.67	8.99	—	7.90	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2001

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
Assets
Investments in Alliance Variable Product Series Fund Inc., at fair value (note 2):
Growth and Income Portfolio (20,847 shares, cost — $451,094)	$459,260	—	—
Premier Growth Portfolio (8,292 shares, cost — $200,502)	—	207,291	—
Quasar Portfolio (363 shares, cost — $3,255)	—	—	3,628
Dividend Receivable	—	—	—
Receivable from affiliate (note 4)	—	—	—
Receivable for units sold	1,838	—	—

Total assets	461,098	207,291	3,628

Liabilities
Accrued expenses payable to affiliate (note 4)	218	101	2
Payable for units withdrawn	—	617	—

Total liabilities	218	718	2

Net assets attributable to variable deferred annuity contractholders	$460,880	206,573	3,626

Outstanding units: Type I	—	—	—

Net asset value per unit: Type I	$—	—	—

Outstanding units: Type II	32,844	20,916	386

Net asset value per unit: Type II	$9.29	8.85	9.39

Outstanding units: Type III	16,785	2,429	—

Net asset value per unit: Type III	$9.28	8.84

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund
	Year Ended December 31, 2001
Investment income:
Income — Ordinary dividends	$90,436	216,767	25,252	2,590	7,863	—	6,507	59,747	21,990
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	96,368	79,599	8,930	3,484	2,249	2,371	8,021	11,324	30,030
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	97	41	—	—	—	—	37	—	9
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	9	5	—	—	—	—	—	—	1

Net investment income (expense)	(6,038)	137,122	16,322	(894)	5,614	(2,371)	(1,551)	48,423	(8,050)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(240,383)	—	(1,970)	(4,466)	2,529	284	1,049	3,511	(21,638)
Unrealized appreciation (depreciation)	(748,036)	—	(41,009)	(60,554)	6,752	(1,193)	(39,008)	(15,928)	(151,900)
Capital gain distributions	108,993	—	12,226	1,135	2,228	—	33,284	—	11,802

Net realized and unrealized gain (loss) on investments	(879,426)	—	(30,753)	(63,885)	11,509	(909)	(4,675)	(12,417)	(161,736)

Increase (decrease) in net assets from operations	$(885,464)	137,122	(14,431)	(64,779)	17,123	(3,280)	(6,226)	36,006	(169,786)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	GE Investments Funds, Inc. (continued)
	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
	Year Ended December 31, 2001	Period From November 6, 2001 to December 31, 2001	Period From September 17, 2001 to December 31, 2001
Investment income:
Income — Ordinary dividends	$1,835	131	341
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	19,177	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	8	11	46
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	1	—	7

Net investment income (expense)	(17,351)	120	288

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(12,798)	—	4
Unrealized appreciation (depreciation)	(135,409)	(114)	1,696
Capital gain distributions	56,373	—	3,053

Net realized and unrealized gain (loss) on investments	(91,834)	(114)	4,753

Increase (decrease) in net assets from operations	$(109,185)	6	5,041

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity- Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio
	Year ended December 31, 2001			Year ended December 31, 2001		Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$20,281	1,662	22,838	10,626	24,331	11,649	2,652
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	24,515	32,785	7,828	4,632	44,451	15,737	10,903
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	—	—	—	—	—	—	—

Net investment income (expense)	(4,234)	(31,123)	15,010	5,994	(20,120)	(4,088)	(8,251)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(19,919)	(148,415)	(25,408)	(9,394)	(115,243)	(79,894)	(20,204)
Unrealized appreciation (depreciation)	(128,852)	(471,052)	(158,850)	(14,681)	(424,700)	(71,404)	(94,627)
Capital gain distributions	56,980	156,196	36,099	3,985	85,875	37,400	—

Net realized and unrealized gain (loss) on investments	(91,791)	(463,271)	(148,159)	(20,090)	(454,068)	(113,898)	(114,831)

Increase (decrease) in net assets from operations	$(96,025)	(494,394)	(133,149)	(14,096)	(474,188)	(117,986)	(123,082)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III — Service Class 2
	Equity- Income Portfolio	Growth Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
	Period from August 13, 2001 to December 31, 2001	Period from October 4, 2001 to December 31, 2001	Period from October 18, 2001 to December 31, 2001	Period from August 31, 2001 to December 31, 2001	Period from August 31, 2001 to December 31, 2001
Investment income:
Income — Ordinary dividends	$—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	69	23	7	19	37
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	10	1	4	2	9

Net investment income (expense)	(79)	(24)	(11)	(21)	(46)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(895)	—	—	3	(121)
Unrealized appreciation (depreciation)	4,687	(589)	185	2,001	2,928
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	3,792	(589)	185	2,004	2,807

Increase (decrease) in net assets from operations	$3,713	(613)	174	1,983	2,761

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	High Income Fund/VA	Bond Fund/VA	Aggressive Growth Fund/VA	Capital Appreciation Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
	Year ended December 31, 2001					Period from September 25, 2001 to December 31, 2001	Period from August 13, 2001 to December 31, 2001
Investment income:
Income — Ordinary dividends	$50,836	85,081	12,500	7,769	15,672	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	9,657	19,108	17,751	19,979	8,846	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	12	52
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	—	—	—	—	—	4	11

Net investment income (expense)	41,179	65,973	(5,251)	(12,210)	6,826	(16)	(63)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(9,144)	6,097	(266,179)	(49,052)	(4,537)	2	—
Unrealized appreciation (depreciation)	(39,598)	(19,700)	(477,332)	(261,182)	(28,555)	1,304	2,880
Capital gain distributions	—	—	195,038	116,589	20,933	—	—

Net realized and unrealized gain (loss) on investments	(48,742)	(13,603)	(548,473)	(193,645)	(12,159)	1,306	2,880

Increase (decrease) in net assets from operations	$(7,563)	52,370	(553,724)	(205,855)	(5,333)	1,290	2,817

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Federated Insurance Series				Federated Insurance Series — Service Shares
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II
	Year ended December 31, 2001			Period from November 29, to December 31, 2001	Period from August 13, to December 31, 2001
Investment income:
Income — Ordinary dividends	$11,190	30,136	17,186	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	12,183	4,285	7,697	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	9
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	—	—	—	—	—

Net investment income (expense)	(993)	25,851	9,489	—	(9)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(8,320)	(6,646)	(8,931)	—	—
Unrealized appreciation (depreciation)	(48,995)	(19,359)	(91,284)	1	77
Capital gain distributions	4,877	—	—	—	—

Net realized and unrealized gain (loss) on investments	(52,438)	(26,005)	(100,215)	1	77

Increase (decrease) in net assets from operations	$(53,431)	(154)	(90,726)	1	68

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Janus Aspen Series
	Balanced Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
	Year Ended December 31, 2001
Investment income:
Income — Ordinary dividends	$79,612	—	798	8,773	6,215	6,593	22,371
Expenses — Mortality and expense risk charges and administrative expenses —Type I (note 4)	80,845	62,860	50,181	49,419	2,564	28,425	73,218
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	—	—	—	—	—	—	—

Net investment income (expense)	(1,233)	(62,860)	(49,383)	(40,646)	3,651	(21,832)	(50,847)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(180,892)	(903,116)	(317,316)	(347,393)	1,333	(325,262)	(340,348)
Unrealized appreciation (depreciation)	(257,274)	(1,577,389)	(769,930)	(625,073)	(471)	(307,416)	(1,083,650)
Capital gain distributions	70,404	—	8,668	7,865	5,490	13,718	41,045

Net realized and unrealized gain (loss) on investments	(367,762)	(2,480,505)	(1,078,578)	(964,601)	6,352	(618,960)	(1,382,953)

Increase (decrease) in net assets from operations	$(368,995)	(2,543,365)	(1,127,961)	(1,005,247)	10,003	(640,792)	(1,433,800)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Balanced Portfolio	Capital Appreciation Portfolio	Growth Portfolio	International Growth Portfolio	Worldwide Growth Portfolio
	Period from November 18, 2001 to December 31, 2001	Period from November 5, 2001 to December 31, 2001	Period from August 15, 2001 to December 31, 2001	Period from August 15, 2001 to December 31, 2001	Period from August 13, 2001 to December 31, 2001	Period from November 29, 2001 to December 31, 2001	Period from October 31, 2001 to December 31, 2001	Period from September 10, 2001 to December 31, 2001
Investment income:
Income — Ordinary dividends	$—	—	—	2,847	95	—	19	15
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	6	9	17	149	16	19	5	9
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	—	1	—	13	8	—	2	1

Net investment income (expense)	(6)	(10)	(17)	2,685	71	(19)	12	5

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	16	63	129	(915)	—	57	1
Unrealized appreciation (depreciation)	363	954	1,117	(109)	210	(402)	553	713
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	363	970	1,180	20	(705)	(402)	610	714

Increase (decrease) in net assets from operations	$357	960	1,163	2,705	(634)	(421)	622	719

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Alger American Fund		PBHG Insurance Series Fund, Inc.		Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Funds Inc
	Small Capitalization Portfolio	LargeCap Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
	Year ended December 31, 2001		Year ended December 31, 2001		Year ended December 31, 2001		Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$439	2,802	—	—	1,936	13,158	6,052	1,812	2,153
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	11,848	16,671	14,545	9,972	5,179	16,657	1,004	3,043	1,197
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	—	—	—	—	—	—	—	—	—

Net investment income (expense)	(11,409)	(13,869)	(14,545)	(9,972)	(3,243)	(3,499)	5,048	(1,231)	956

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(142,174)	(28,392)	(67,222)	(83,539)	(7,077)	33,066	166	(15,445)	(1,144)
Unrealized appreciation (depreciation)	(161,064)	(275,654)	(297,054)	(336,576)	(28,664)	31,548	(2,076)	(7,288)	(2,149)
Capital gain distributions	—	151,941	—	—	—	67,964	—	2,984	—

Net realized and unrealized gain (loss) on investments	(303,238)	(152,105)	(364,276)	(420,115)	(35,741)	132,578	(1,910)	(19,749)	(3,293)

Increase (decrease) in net assets from operations	$(314,647)	(165,974)	(378,821)	(430,087)	(38,984)	129,079	3,138	(20,980)	(2,337)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	PIMCO Variable Insurance Trust				AIM Variable Insurance Funds
	Foreign Bond Portfolio	Long-Term U.S. Government Bond Portfolio	High Yield Bond Portfolio	Total Return Bond Portfolio	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Value Fund
	Period from August 15, 2001 to December 31, 2001	Period from October 22, 2001 to December 31, 2001	Period from September 25, 2001 to December 31, 2001	Period from August 13, 2001 to December 31, 2001	Period from November 5, 2001 to December 31, 2001	Period from August 31, 2001 to December 31, 2001	Period from August 13, 2001 to December 31, 2001
Investment income:
Income — Ordinary dividends	$96	1,437	525	907	—	93	203
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	5	61	25	63	17	19	59
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	5	58	1	40	1	—	23

Net investment income (expense)	86	1,318	499	804	(18)	74	121

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	77	(136)	4	(53)	17	(22)	83
Unrealized appreciation (depreciation)	(268)	(18,296)	89	(4,923)	(1,291)	1,165	(1,475)
Capital gain distributions	—	7,829	—	3,412	2,558	—	3,078

Net realized and unrealized gain (loss) on investments	(191)	(10,603)	93	(1,564)	1,284	1,143	1,686

Increase (decrease) in net assets from operations	$(105)	(9,285)	592	(760)	1,266	1,217	1,807

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Dreyfus		MFS® Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	Dreyfus Investment Portfolios — Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utility Series	OTC Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
	Period from October 18, 2001 to December 31,	Period from November 6, 2001 to December 31,	Period from October 4, 2001 to December 31,	Period from September 10, 2001 to December 31,	Period from November 5, 2001 to December 31,	Period from October 22, 2001 to December 31,	Period from November 16, 2001 to December 31,	Period from August 13, 2001 to December 31,	Period from August 20, 2001 to December 31,	Period from September 17, 2001 to December 31,
	2001	2001	2001	2001	2001	2001	2001	2001	2001	2001
Investment income:
Income — Ordinary dividends	$14	1	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	6	5	9	10	2	17	1	139	89	2
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	—	—	2	2	—	—	—	77	12	—

Net investment income (expense)	8	(4)	(11)	(12)	(2)	(17)	(1)	(216)	(101)	(2)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	10	—	66	50	102	340	—	(309)	29	—
Unrealized appreciation (depreciation)	213	(16)	705	751	116	137	(18)	8,166	6,789	373
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	223	(16)	771	801	218	477	(18)	7,857	6,818	373

Increase (decrease) in net assets from operations	$231	(20)	760	789	216	460	(19)	7,641	6,717	371

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(6,038)	(10,939)	137,122	134,805	16,322	6,359	(894)	(23)
Net realized gain (loss)	(240,383)	16,937	—	—	(1,970)	164	(4,466)	407
Unrealized appreciation (depreciation) on investments	(748,036)	(735,987)	—	—	(41,009)	(10,804)	(60,554)	(33,555)
Capital gain distributions	108,993	120,420	—	—	12,226	14,338	1,135	23,490

Increase (decrease) in net assets from operations	(885,464)	(609,569)	137,122	134,805	(14,431)	10,057	(64,779)	(9,681)

From capital transactions:
Net premiums	3,012,811	3,376,266	2,108,967	4,621,125	184,738	144,891	158,072	136,504
Loan Interest	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	(8,685)	—	(48,669)	—	—	—	—	—
Surrenders	(343,047)	(235,529)	(190,441)	(78,709)	(14,251)	(6,142)	(10,494)	(3,081)
Loans	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	(3,990)	(516)	(1,002)	(97)	(473)	(78)	(89)	—
Transfer gain (loss) and transfer fees	36,051	1,737	(2,635)	2,540	2,096	233	(41)	430
Transfers (to) from the Guarantee Account	1,062,368	1,273,227	(926,541)	80,694	190,624	97,456	13,053	7,584
Interfund transfers	(332,044)	240,690	808,655	(2,001,589)	257,207	50,269	16,420	—

Increase (decrease) in net assets from capital transactions	3,423,464	4,655,875	1,748,334	2,623,964	619,941	286,629	176,921	141,437

Increase (decrease) in net assets	2,538,000	4,046,306	1,885,456	2,758,769	605,510	296,686	112,142	131,756
Net assets at beginning of year	6,242,093	2,195,787	4,462,906	1,704,137	385,140	88,454	158,734	26,978

Net assets at end of year	$8,780,093	6,242,093	6,348,362	4,462,906	990,650	385,140	270,876	158,734

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

December 31, 2001

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Global Income Fund		Mid-Cap Value Equity Fund		Income Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$5,614	2,250	(2,371)	(1,164)	(1,551)	279	48,423	16,937
Net realized gain (loss)	2,529	517	284	(1,083)	1,049	(1,325)	3,511	(100)
Unrealized appreciation (depreciation) on investments	6,752	3,393	(1,193)	1,374	(39,008)	14,457	(15,928)	6,490
Capital gain distributions	2,228	263	—	—	33,284	13,107	—	—

Increase (decrease) in net assets from operations	17,123	6,423	(3,280)	(873)	(6,226)	26,518	36,006	23,327

From capital transactions:
Net premiums	84,759	28,909	58,825	51,414	481,506	212,889	282,963	86,216
Loan Interest	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	(5,251)	—	—	—	—	—
Surrenders	(3,144)	(1,436)	(3,817)	(780)	(6,341)	(14,189)	(28,777)	(7,952)
Loans	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	(76)	(2)	(48)	(13)	(254)	(52)	(175)	(30)
Transfer gain (loss) and transfer fees	(45)	61	59	77	15,303	9,210	(316)	(21)
Transfers (to) from the Guarantee Account	38,676	12,620	7,560	8,827	152,335	45,778	83,518	85,949
Interfund transfers	20,829	27,024	(6,033)	(737)	(72,963)	(16,074)	502,795	25,926

Increase (decrease) in net assets from capital transactions	140,999	67,176	51,295	58,788	569,589	237,562	840,008	190,088

Increase (decrease) in net assets	158,122	73,599	48,015	57,915	563,363	264,080	876,014	213,415
Net assets at beginning of year	75,450	1,851	121,115	63,200	383,298	119,218	374,519	161,104

Net assets at end of year	$233,572	75,450	169,130	121,115	946,658	383,298	1,250,533	374,519

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund	Small-Cap Value Equity Fund
	Year ended December 31,		Year ended December 31,	Period from May 12, 2000 to December 31,	Period from November 6, 2001 to December 31,	Period from September 17, 2001 to December 31,
	2001	2000	2001	2000	2001	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(8,050)	(1,968)	(17,351)	(451)	120	288
Net realized gain (loss)	(21,638)	267	(12,798)	(30)	—	4
Unrealized appreciation (depreciation) on investments	(151,900)	(37,537)	(135,409)	(16,709)	(114)	1,696
Capital gain distributions	11,802	29,784	56,373	10,698	—	3,053

Increase (decrease) in net assets from operations	(169,786)	(9,454)	(109,185)	(6,492)	6	5,041

From capital transactions:
Net premiums	2,718,229	218,273	1,733,065	222,717	22,840	94,972
Loan Interest	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—	—	—	—
Surrenders	(58,228)	(31,076)	(25,580)	(551)	—	(42)
Loans	—	—	—	—	—	—
Administrative expenses (note 4)	(255)	(75)	(82)	—	—	—
Transfer gain (loss) and transfer fees	5,497	(648)	(898)	(127)	384	1,315
Transfers (to) from the Guarantee Account	131,575	147,317	23,819	59,075	—	13,970
Interfund transfers	(65,972)	28,624	33,413	—	—	—

Increase (decrease) in net assets from capital transactions	2,730,846	362,415	1,763,737	281,114	23,224	110,215

Increase (decrease) in net assets	2,561,060	352,961	1,654,552	274,622	23,230	115,256
Net assets at beginning of year	681,842	328,881	274,622	—	—	—

Net assets at end of year	$3,242,902	681,842	1,929,174	274,622	23,230	115,256

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund
	Equity-Income Portfolio		Growth Portfolio		Overseas Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(4,234)	(439)	(31,123)	(22,791)	15,010	(2,601)
Net realized gain (loss)	(19,919)	(14,553)	(148,415)	693	(25,408)	(5,598)
Unrealized appreciation (depreciation) on investments	(128,852)	44,296	(471,052)	(399,929)	(158,850)	(99,969)
Capital gain distributions	56,980	38,096	156,196	89,038	36,099	15,119

Increase (decrease) in net assets from operations	(96,025)	67,400	(494,394)	(332,989)	(133,149)	(93,049)

From capital transactions:
Net premiums	358,395	387,451	160,505	1,501,166	62,545	419,747
Loan Interest	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	(13,573)	—	(30,931)	—	(7,925)	—
Surrenders	(99,104)	(31,554)	(102,754)	(49,377)	(28,327)	(15,436)
Loans	—	—	—	—	—	—
Administrative expenses (note 4)	(721)	(182)	(1,733)	(237)	(319)	(22)
Transfer gain (loss) and transfer fees	(1,714)	3,148	(2,948)	303	(297)	(935)
Transfers (to) from the Guarantee Account	499,155	132,429	608,948	427,963	109,103	21,322
Interfund transfers	437,892	31,437	(36,604)	19,497	178,189	(11,499)

Increase (decrease) in net assets from capital transactions	1,180,330	522,729	594,483	1,899,315	312,969	413,177

Increase (decrease) in net assets	1,084,305	590,130	100,089	1,566,326	179,820	320,128
Net assets at beginning of year	1,099,854	509,724	2,272,723	706,397	455,764	135,636

Net assets at end of year	$2,184,159	1,099,854	2,372,812	2,272,723	635,584	455,764

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund II				Variable Insurance Products Fund III
	Asset Manager Portfolio		Contrafund Portfolio		Growth & Income Portfolio		Growth Opportunities Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$5,994	1,410	(20,120)	(28,446)	(4,088)	(5,462)	(8,251)	(2,978)
Net realized gain (loss)	(9,394)	(2,237)	(115,243)	(13,974)	(79,894)	(4,471)	(20,204)	(16,224)
Unrealized appreciation (depreciation) on investments	(14,681)	(20,037)	(424,700)	(387,197)	(71,404)	(26,978)	(94,627)	(155,771)
Capital gain distributions	3,985	10,764	85,875	192,986	37,400	14,590	—	33,039

Increase (decrease) in net assets from operations	(14,096)	(10,101)	(474,188)	(236,631)	(117,986)	(22,321)	(123,082)	(141,934)

From capital transactions:
Net premiums	(24,849)	192,881	189,537	1,661,934	416,397	706,511	154,761	327,326
Loan Interest	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	(24,253)	—	—	—	—	—
Surrenders	(17,956)	(2,010)	(160,458)	(87,313)	(151,752)	(91,363)	(8,143)	(30,882)
Loans	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	(201)	(53)	(2,284)	(385)	(692)	(102)	(522)	(106)
Transfer gain (loss) and transfer fees	(242)	(4,776)	(640)	(444)	2,317	537	(136)	(780)
Transfers (to) from the Guarantee Account	185,915	30,011	397,335	542,934	239,752	152,952	81,153	111,039
Interfund transfers	(24,424)	(36,930)	(119,158)	108,312	(22,546)	32,939	(31,567)	25,025

Increase (decrease) in net assets from capital transactions	118,243	179,124	280,079	2,225,038	483,476	801,474	195,546	431,622

Increase (decrease) in net assets	104,147	169,023	(194,109)	1,988,407	365,490	779,153	72,464	289,688
Net assets at beginning of year	289,578	120,555	3,281,126	1,292,719	931,374	152,221	761,762	472,074

Net assets at end of year	$393,725	289,578	3,087,017	3,281,126	1,296,864	931,374	834,226	761,762

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III — Service Class 2
	Equity- Income Portfolio	Growth Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Mid-Cap Portfolio
	Period from August 13, 2001 to December 31, 2001	Period from October 4, 2001 to December 31, 2001	Period from October 18, 2001 to December 31, 2001	Period from August 31, 2001 to December 31, 2001	Period from August 31, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(79)	(24)	(11)	(21)	(46)
Net realized gain (loss)	(895)	—	—	3	(121)
Unrealized appreciation (depreciation) on investments	4,687	(589)	185	2,001	2,928
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	3,713	(613)	174	1,983	2,761

From capital transactions:
Net premiums	194,659	54,911	34,317	37,756	124,654
Loan Interest	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—	—	—
Surrenders	(19,934)	—	—	—	(40)
Loans	—	—	—	—	—
Administrative expenses (note 4)	—	—	—	—	—
Transfer gain (loss) and transfer fees	3,655	1,001	360	(78)	676
Transfers (to) from the Guarantee Account	(11,472)	5,657	1,543	1,744	(13,690)
Interfund transfers	—	—	—	—	—

Increase (decrease) in net assets from capital transactions	166,908	61,569	36,220	39,422	111,600

Increase (decrease) in net assets	170,621	60,956	36,394	41,405	114,361
Net assets at beginning of year	—	—	—	—	—

Net assets at end of year	$170,621	60,956	36,394	41,405	114,361

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	High Income Fund/VA		Bond Fund/VA		Aggressive Growth Fund/VA		Capital Appreciation Fund/VA		Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$41,179	24,362	65,973	26,321	(5,251)	(15,468)	(12,210)	(7,920)	6,826	3,134
Net realized gain (loss)	(9,144)	(7,283)	6,097	(2,956)	(266,179)	(2,468)	(49,052)	(2,505)	(4,537)	384
Unrealized appreciation (depreciation) on investments	(39,598)	(35,385)	(19,700)	12,406	(477,332)	(539,911)	(261,182)	(92,758)	(28,555)	(4,991)
Capital gain distributions	—	—	—	—	195,038	19,100	116,589	16,371	20,933	8,498

Increase (decrease) in net assets from operations	(7,563)	(18,306)	52,370	35,771	(553,724)	(538,747)	(205,855)	(86,812)	(5,333)	7,025

From capital transactions:
Net premiums	58,407	255,044	533,398	440,975	166,989	1,531,110	684,723	793,660	133,037	172,491
Loan Interest	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	(11,964)	—	(7,511)	—	(7,790)	—	(15,427)	—	(2,862)	—
Surrenders	(16,135)	(47,978)	(108,058)	(51,680)	(52,204)	(28,493)	(44,508)	(24,926)	(30,756)	(3,560)
Loans	—	—	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	(265)	(43)	(692)	(56)	(1,111)	(192)	(961)	(43)	(332)	(46)
Transfer gain (loss) and transfer fees	319	144	60	(62)	2,861	5,597	(1,722)	(314)	(68)	(678)
Transfers (to) from the Guarantee Account	165,116	61,178	121,755	98,068	103,804	246,051	290,980	211,272	334,795	50,978
Interfund transfers	279,541	(12,651)	309,700	65,394	(129,538)	227,554	19,296	78,177	175,142	40,796

Increase (decrease) in net assets from capital transactions	475,019	255,695	848,652	552,639	83,011	1,981,627	932,381	1,057,826	608,956	259,981

Increase (decrease) in net assets	467,456	237,388	901,022	588,410	(470,713)	1,442,880	726,526	971,014	603,623	267,006
Net assets at beginning of year	414,322	176,934	1,016,680	428,270	1,591,871	148,991	1,071,259	100,245	317,979	50,973

Net assets at end of year	$881,778	414,322	1,917,702	1,016,680	1,121,158	1,591,871	1,797,785	1,071,259	921,602	317,979

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds — Class 2 Shares		Federated Insurance Series
	Global Securities Fund/VA	Main Street Growth & Income Fund/VA	American Leaders Fund II		High Income Bond Fund II		Utility Fund II
	Period from September 25, 2001 to December 31, 2001	Period from August 13, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31,
			2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(16)	(63)	(993)	(3,627)	25,851	18,536	9,489	2,464
Net realized gain (loss)	2	—	(8,320)	(3,648)	(6,646)	(7,077)	(8,931)	(649)
Unrealized appreciation (depreciation) on investments	1,304	2,880	(48,995)	18,395	(19,359)	(42,272)	(91,284)	(53,694)
Capital gain distributions	—	—	4,877	8,225	—	—	—	5,006

Increase (decrease) in net assets from operations	1,290	2,817	(53,431)	19,345	(154)	(30,813)	(90,726)	(46,873)

From capital transactions:
Net premiums	36,981	108,633	22,532	522,124	20,400	83,632	53,180	285,303
Loan Interest	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—	—	—	—	(5,019)	(3,769)
Surrenders	—	(40)	(30,613)	(23,904)	(14,009)	(2,394)	(7,161)	(21,412)
Loans	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	—	—	(496)	(70)	(91)	(28)	(271)	(38)
Transfer gain (loss) and transfer fees	99	448	(941)	(1,611)	5	221	(679)	(327)
Transfers (to) from the Guarantee Account	1,198	21,825	106,397	91,916	24,036	18,785	119,126	64,897
Interfund transfers	—	—	55,894	(30,026)	(11,262)	28,266	(5,298)	(27,247)

Increase (decrease) in net assets from capital transactions	38,278	130,866	152,773	558,429	19,079	128,482	153,878	297,407

Increase (decrease) in net assets	39,568	133,683	99,342	577,774	18,925	97,669	63,152	250,534
Net assets at beginning of year	—	—	803,891	226,117	292,820	195,151	491,703	241,169

Net assets at end of year	$39,568	133,683	903,233	803,891	311,745	292,820	554,855	491,703

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Federated Insurance Series (continued)	Federated Insurance Series — Service Shares
	International Small Company Fund II	High Income Bond Fund II
	Period from November 29, 2001 to December 31, 2001	Period from August 13, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	(9)
Net realized gain (loss)	—	—
Unrealized appreciation (depreciation) on investments	1	77
Capital gain distributions	—	—

Increase (decrease) in net assets from operations	1	68

From capital transactions:
Net premiums	—	11,255
Loan Interest	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—
Surrenders	—	—
Loans	—	—
Administrative expenses (note 4)	—	—
Transfer gain (loss) and transfer fees	—	(20)
Transfers (to) from the Guarantee Account	232	10,674
Interfund transfers	—	—

Increase (decrease) in net assets from capital transactions	232	21,909

Increase (decrease) in net assets	233	21,977
Net assets at beginning of year	—	—

Net assets at end of year	$233	21,977

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series
	Balanced Portfolio		Aggressive Growth Portfolio		Growth Portfolio		Worldwide Growth Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,233)	(11,672)	(62,860)	(89,262)	(49,383)	(41,349)	(40,646)	(40,613)
Net realized gain (loss)	(180,892)	7,453	(903,116)	107,084	(317,316)	10,970	(347,393)	40,200
Unrealized appreciation (depreciation) on investments	(257,274)	(645,146)	(1,577,389)	(3,844,634)	(769,930)	(1,012,431)	(625,073)	(1,190,191)
Capital gain distributions	70,404	459,875	—	788,112	8,668	267,474	7,865	300,416

Increase (decrease) in net assets from operations	(368,995)	(189,490)	(2,543,365)	(3,038,700)	(1,127,961)	(775,336)	(1,005,247)	(890,188)

From capital transactions:
Net premiums	873,947	2,592,620	290,994	5,044,265	422,537	3,134,823	265,100	2,875,338
Loan Interest	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	(13,104)	(22,159)	(20,787)	(18,763)	(13,330)	(4,276)	—	(22,309)
Surrenders	(318,957)	(213,197)	(172,588)	(403,123)	(158,863)	(73,660)	(160,107)	(71,617)
Loans	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	(2,804)	(741)	(3,320)	(812)	(2,269)	(517)	(1,899)	(296)
Transfer gain (loss) and transfer fees	(141)	(2,520)	258	31,955	3,345	(7,310)	468	4,794
Transfers (to) from the Guarantee Account	471,622	857,154	453,313	845,912	380,109	597,679	461,801	631,772
Interfund transfers	(458,514)	62,170	(354,700)	516,142	(355,415)	(137,936)	(548,261)	(24,707)

Increase (decrease) in net assets from capital transactions	552,049	3,273,327	193,170	6,015,576	276,114	3,508,803	17,102	3,392,975

Increase (decrease) in net assets	183,054	3,083,837	(2,350,195)	2,976,876	(851,847)	2,733,467	(988,145)	2,502,787
Net assets at beginning of year	5,688,763	2,604,926	6,085,156	3,108,280	4,026,946	1,293,479	4,126,203	1,623,416

Net assets at end of year	$5,871,817	5,688,763	3,734,961	6,085,156	3,175,099	4,026,946	3,138,058	4,126,203

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Flexible Income Portfolio		International Growth Portfolio		Capital Appreciation Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$3,651	472	(21,832)	(15,455)	(50,847)	(46,565)
Net realized gain (loss)	1,333	(1,062)	(325,262)	(4,035)	(340,348)	92,586
Unrealized appreciation (depreciation) on investments	(471)	1,390	(307,416)	(639,252)	(1,083,650)	(1,485,680)
Capital gain distributions	5,490	3,555	13,718	82,813	41,045	45,609

Increase (decrease) in net assets from operations	10,003	4,355	(640,792)	(575,929)	(1,433,800)	(1,394,050)

From capital transactions:
Net premiums	95,715	17,959	189,769	1,931,331	278,722	3,793,276
Loan Interest	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	(2,564)	(20,329)	—	(34,280)	(19,637)
Surrenders	(13,405)	(3,501)	(103,432)	(33,070)	(172,058)	(222,513)
Loans	—	—	—	—	—	—
Administrative expenses (note 4)	(52)	(21)	(1,464)	(105)	(3,245)	(994)
Transfer gain (loss) and transfer fees	239	(21)	655	2,790	1,317	15,986
Transfers (to) from the Guarantee Account	15,457	14,319	173,225	411,424	479,593	681,022
Interfund transfers	14,526	(1,990)	(335,012)	328,897	(558,485)	(146,050)

Increase (decrease) in net assets from capital transactions	112,480	24,181	(96,588)	2,641,267	(8,436)	4,101,090

Increase (decrease) in net assets	122,483	28,536	(737,380)	2,065,338	(1,442,236)	2,707,040
Net assets at beginning of year	98,756	70,220	2,388,959	323,621	6,095,767	3,388,727

Net assets at end of year	$221,239	98,756	1,651,579	2,388,959	4,653,531	6,095,767

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Balanced Portfolio	Capital Appreciation Portfolio	Growth Portfolio	International Growth Portfolio	Worldwide Growth Portfolio
	Period from November 18, 2001 to December 31, 2001	Period from November 5, 2001 to December 31, 2001	Period from August 15, 2001 to December 31, 2001	Period from August 15, 2001 to December 31, 2001	Period from August 13, 2001 to December 31, 2001	Period from November 29, 2001 to December 31, 2001	Period from October 31, 2001 to December 31, 2001	Period from September 10, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(6)	(10)	(17)	2,685	71	(19)	12	5
Net realized gain (loss)	—	16	63	129	(915)	—	57	1
Unrealized appreciation (depreciation) on investments	363	954	1,117	(109)	210	(402)	553	713
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	357	960	1,163	2,705	(634)	(421)	622	719

From capital transactions:
Net premiums	10,746	20,506	21,731	354,477	62,215	39,064	14,862	12,892
Loan Interest	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—	—	—	—	—	—
Surrenders	—	—	—	(38,376)	—	—	(396)	—
Loans	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	—	—	—	—	—	—	—	—
Transfer gain (loss) and transfer fees	(224)	120	(326)	1,791	1,619	1,023	60	71
Transfers (to) from the Guarantee Account	704	—	13,068	29,523	(14,292)	397	3,757	10,747
Interfund transfers	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from capital transactions	11,226	20,626	34,473	347,415	49,542	40,484	18,283	23,710

Increase (decrease) in net assets	11,583	21,586	35,636	350,120	48,908	40,063	18,905	24,429
Net assets at beginning of year	—	—	—	—	—	—	—	—

Net assets at end of year	$11,583	21,586	35,636	350,120	48,908	40,063	18,905	24,429

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Alger American Fund				PBHG Insurance Series Fund, Inc.
	Small Capitalization Portfolio		LargeCap Growth Portfolio		PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(11,409)	(10,534)	(13,869)	(13,426)	(14,545)	(8,413)	(9,972)	(10,794)
Net realized gain (loss)	(142,174)	(41,574)	(28,392)	11,334	(67,222)	(349)	(83,539)	21,523
Unrealized appreciation (depreciation) on investments	(161,064)	(500,225)	(275,654)	(329,907)	(297,054)	(182,284)	(336,576)	(372,036)
Capital gain distributions	—	242,875	151,941	122,367	—	20,225	—	21,546

Increase (decrease) in net assets from operations	(314,647)	(309,458)	(165,974)	(209,632)	(378,821)	(170,821)	(430,087)	(339,761)

From capital transactions:
Net premiums	97,337	673,890	155,541	588,297	236,575	885,263	78,424	862,385
Loan Interest	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	(1,530)	—	—	—	—	—	(9,228)	—
Surrenders	(45,457)	(11,507)	(32,620)	(23,480)	(28,829)	(886)	(8,165)	(793)
Loans	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	(588)	(77)	(533)	(91)	(532)	(25)	(716)	(82)
Transfer gain (loss) and transfer fees	1,005	299	(962)	(2,586)	(1,089)	1,453	(427)	(364)
Transfers (to) from the Guarantee Account	136,966	136,675	104,597	59,798	112,741	214,723	31,315	140,107
Interfund transfers	93,441	36,063	103,259	(25,852)	(115,044)	158,106	(23,782)	164,609

Increase (decrease) in net assets from capital transactions	281,174	835,343	329,282	596,086	203,822	1,258,634	67,421	1,165,862

Increase (decrease) in net assets	(33,473)	525,885	163,308	386,454	(174,999)	1,087,813	(362,666)	826,101
Net assets at beginning of year	910,008	384,123	1,078,685	692,231	1,149,832	62,019	966,368	140,267

Net assets at end of year	$876,535	910,008	1,241,993	1,078,685	974,833	1,149,832	603,702	966,368

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund		Investors Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2001	Period from August 9, 2000 to December 31, 2000	Year ended December 31, 2001	Period from May 15, 2000 to December 31, 2000
	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(3,243)	(2,097)	(3,499)	(650)	5,048	415	(1,231)	259
Net realized gain (loss)	(7,077)	(122)	33,066	(2,036)	166	—	(15,445)	11
Unrealized appreciation (depreciation) on investments	(28,664)	(15,562)	31,548	153,996	(2,076)	(222)	(7,288)	(335)
Capital gain distributions	—	—	67,964	21,504	—	—	2,984	1,911

Increase (decrease) in net assets from operations	(38,984)	(17,781)	129,079	172,814	3,138	193	(20,980)	1,846

From capital transactions:
Net premiums	83,708	259,268	189,124	307,826	24,453	7,500	50,139	37,028
Loan Interest	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—	—	—	—	(7,312)	—
Surrenders	(23,038)	(19,209)	(17,970)	(26,666)	(1,171)	—	(7,382)	(414)
Loans	—	—	—	—	—	—	—	—
Administrative expenses (note 4)	(105)	(29)	(403)	(68)	(28)	—	(117)	—
Transfer gain (loss) and transfer fees	1,716	(177)	3,674	356	(72)	—	(465)	(35)
Transfers (to) from the Guarantee Account	36,356	37,358	108,335	81,489	101,389	—	70,219	7,924
Interfund transfers	(6,659)	35,947	151,850	123,139	21,967	—	98,685	20,000

Increase (decrease) in net assets from capital transactions	91,978	313,158	434,610	486,075	146,538	7,500	203,767	64,503

Increase (decrease) in net assets	52,994	295,377	563,689	658,889	149,676	7,693	182,787	66,349
Net assets at beginning of year	355,498	60,121	923,874	264,985	7,693	—	66,349	—

Net assets at end of year	$408,492	355,498	1,487,563	923,874	157,369	7,693	249,136	66,349

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Salomon Brothers Variable Series Funds Inc (continued)
	Total Return Fund
	Year ended December 31, 2001	Period from April 28, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$956	732
Net realized gain (loss)	(1,144)	70
Unrealized appreciation (depreciation) on investments	(2,149)	322
Capital gain distributions	—	—

Increase (decrease) in net assets from operations	(2,337)	1,124

From capital transactions:
Net premiums	31,209	25,356
Loan Interest	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—
Surrenders	(1,811)	(981)
Loans	—	—
Administrative expenses (note 4)	(37)	—
Transfer gain (loss) and transfer fees	(11)	(2)
Transfers (to) from the Guarantee Account	8,959	7,314
Interfund transfers	34,580	(1,715)

Increase (decrease) in net assets from capital transactions	72,889	29,972

Increase (decrease) in net assets	70,552	31,096
Net assets at beginning of year	31,096	—

Net assets at end of year	$101,648	31,096

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	PIMCO Variable Insurance Trust				AIM Variable Insurance Funds
	Foreign Bond Portfolio	Long-Term U.S. Government Bond Portfolio	High Yield Bond Portfolio	Total Return Bond Portfolio	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Value Fund
	Period from August 15, 2001 to December 31, 2001	Period from October 22, 2001 to December 31, 2001	Period from September 25, 2001 to December 31, 2001	Period from August 13, 2001 to December 31, 2001	Period from November 5, 2001 to December 31, 2001	Period from August 31, 2001 to December 31, 2001	Period from August 13, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$86	1,318	499	804	(18)	74	121
Net realized gain (loss)	77	(136)	4	(53)	17	(22)	83
Unrealized appreciation (depreciation) on investments	(268)	(18,296)	89	(4,923)	(1,291)	1,165	(1,475)
Capital gain distributions	—	7,829	—	3,412	2,558	—	3,078

Increase (decrease) in net assets from operations	(105)	(9,285)	592	(760)	1,266	1,217	1,807

From capital transactions:
Net premiums	18,979	243,255	48,497	214,406	37,940	35,409	162,342
Loan Interest	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—	—	—	—	—
Surrenders	—	(669)	—	(1,460)	—	—	(692)
Loans	—	—	—	—	—	—	—
Administrative expenses (note 4)	—	—	—	—	—	—	—
Transfer gain (loss) and transfer fees	(109)	278	256	(40)	(158)	(345)	721
Transfers (to) from the Guarantee Account	—	4,849	7,970	18,363	2,295	5,381	8,528
Interfund transfers	—	—	—	—	—	—	—

Increase (decrease) in net assets from capital transactions	18,870	247,713	56,723	231,269	40,077	40,445	170,899

Increase (decrease) in net assets	18,765	238,428	57,315	230,509	41,343	41,662	172,706
Net assets at beginning of year	—	—	—	—	—	—	—

Net assets at end of year	$18,765	238,428	57,315	230,509	41,343	41,662	172,706

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Dreyfus		MFS® Variable Insurance Trust				Rydex Variable Trust
	Dreyfus Investment Portfolios — Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utility Series	OTC Fund
	Period from October 18, 2001 to December 31,	Period from November 6, 2001 to December 31,	Period from October 4, 2001 to December 31,	Period from September 10, 2001 to December 31,	Period from November 5, 2001 to December 31,	Period from October 22, 2001 to December 31,	Period from November 16, 2001 to December 31,
	2001	2001	2001	2001	2001	2001	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$8	(4)	(11)	(12)	(2)	(17)	(1)
Net realized gain (loss)	10	—	66	50	102	340	—
Unrealized appreciation (depreciation) on investments	213	(16)	705	751	116	137	(18)
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	231	(20)	760	789	216	460	(19)

From capital transactions:
Net premiums	—	6,613	19,064	8,347	1,500	39,199	2,670
Loan Interest	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—	—	—	—	—
Surrenders	—	—	—	(384)	—	—	—
Loans	—	—	—	—	—	—	—
Administrative expenses (note 4)	—	—	—	—	—	—	—
Transfer gain (loss) and transfer fees	(129)	1	(198)	(39)	(34)	(493)	(3)
Transfers (to) from the Guarantee Account	2,308	2,451	4,264	15,261	2,465	—	—
Interfund transfers	—	—	—	—	—	—	—

Increase (decrease) in net assets from capital transactions	2,179	9,065	23,130	23,185	3,931	38,706	2,667

Increase (decrease) in net assets	2,410	9,045	23,890	23,974	4,147	39,166	2,648
Net assets at beginning of year	—	—	—	—	—	—	—

Net assets at end of year	$2,410	9,045	23,890	23,974	4,147	39,166	2,648

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Alliance Variable Product Series Fund, Inc.
	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
	Period from August 13, 2001 to December 31,	Period from August 20, 2001 to December 31,	Period from September 17, 2001 to December 31,
	2001	2001	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(216)	(101)	(2)
Net realized gain (loss)	(309)	29	—
Unrealized appreciation (depreciation) on investments	8,166	6,789	373
Capital gain distributions	—	—	—

Increase (decrease) in net assets from operations	7,641	6,717	371

From capital transactions:
Net premiums	474,497	171,132	—
Loan Interest	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—
Surrenders	(21,884)	(1,277)	—
Loans	—	—	—
Administrative expenses (note 4)	—	—	—
Transfer gain (loss) and transfer fees	896	3,961	(6)
Transfers (to) from the Guarantee Account	(270)	26,040	3,261
Interfund transfers	—	—	—

Increase (decrease) in net assets from capital transactions	453,239	199,856	3,255

Increase (decrease) in net assets	460,880	206,573	3,626
Net assets at beginning of year	—	—	—

Net assets at end of year	$460,880	206,573	3,626

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements

December 31, 2001

(1)  Description of Entity

GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Life Assurance Company of New York (GE Capital Life). The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account began selling flexible premium variable deferred annuities in 1999 and is used to fund certain benefits for flexible premium variable deferred annuity policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary of General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent GE Financial Assurance Holdings, Inc. are, an indirect, wholly-owned subsidiary of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During 2001, MFS Variable Insurance Trust changed the name of its MFS Growth Series to MFS Investors Growth Stock Series and its MFS Growth With Income Series to MFS Investors Trust Series.

In 2001, 34 new investment subdivisions were added to the Account for Type II and Type III policies (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund — Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II — Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III — Service Class 2. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds — Class 2 Shares. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series — Service Shares. The Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth, and Worldwide Growth Portfolios each invests in a designated portfolio of the Janus Aspen Series — Service Shares. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The AIM V.I. Capital Appreciation, AIM V.I. Growth and AIM V.I. Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The MFS® Growth Series, the MFS® Growth With Income Series, the MFS® New Discovery Series, and the MFS® Utility Series each invests in a designated portfolio of the MFS® Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

In February 2000, four new investment subdivisions were added to the Account for Type I Policies. The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Strategic Bond Fund, the Investors Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Funds Inc.

All designated portfolios described above are series type mutual funds.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

(2)  Summary of Significant Accounting Policies

(a)  Unit Class

There are three unit classes included in the Account. Type I units are sold under policy form P1066. Type II and Type III units are sold under policy form NY1155.

(b)  Investments

Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

(3)  Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE Investment Funds, Inc.:
S&P 500® Index Fund	$4,733,071	$1,194,122
Money Market Fund	6,127,247	3,838,385
Total Return Fund	690,220	44,033
International Equity Fund	195,567	18,331
Real Estate Securities Fund	246,858	93,649
Global Income Fund	121,083	72,862
Mid-Cap Value Equity Fund	777,794	179,383
Income Fund	1,013,777	128,017
U.S. Equity Fund	2,926,594	190,685
Premier Growth Equity Fund	1,964,118	161,007
Value Equity Fund	23,364	11
Small-Cap Value Equity Fund	113,805	194
Variable Insurance Products Fund:
Equity-Income Portfolio	1,573,521	342,657
Growth Portfolio	1,141,669	419,531
Overseas Portfolio	444,591	71,352
Variable Insurance Products Fund II:
Asset Manager Portfolio	204,930	76,772
Contrafund Portfolio	802,012	445,565
Variable Insurance Products Fund III:
Growth & Income Portfolio	1,000,381	484,963
Growth Opportunities Portfolio	257,620	69,815
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	203,537	36,166
Growth Portfolio	59,471	26
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	36,235	14
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	39,228	96
Mid Cap Portfolio	128,907	17,525
Oppenheimer Variable Account Funds:
High Income Fund/VA	612,598	88,590
Bond Fund/VA	1,323,592	409,268
Aggressive Growth Fund/VA	616,351	342,597
Capital Appreciation Fund/VA	1,246,373	211,780
Multiple Strategies Fund/VA	765,593	128,537
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	38,292	42
Main Street Growth & Income Fund/VA	131,188	329

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Insurance Series:
American Leaders Fund II	$255,537	$98,963
High Income Bond Fund II	94,550	49,576
Utility Fund II	206,810	43,361
International Small Company Fund II	116	0
Federated Insurance Series — Service Shares:
High Income Bond Fund II	21,934	25
Janus Aspen Series:
Balanced Portfolio	2,209,427	1,587,506
Aggressive Growth Portfolio	1,020,591	884,829
Growth Portfolio	978,283	742,874
Worldwide Growth Portfolio	846,472	862,238
Flexible Income Portfolio	201,043	81,372
International Growth Portfolio	575,132	680,101
Capital Appreciation Portfolio	995,502	1,013,874
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	11,456	230
Global Technology Portfolio	20,672	46
Aggressive Growth Portfolio	34,497	328
Balanced Portfolio	387,842	39,184
Capital Appreciation Portfolio	65,870	16,233
Growth Portfolio	40,499	15
International Growth Portfolio	18,743	441
Worldwide Growth Portfolio	23,446	24
Alger American Fund:
Small Capitalization Portfolio	466,325	188,287
LargeCap Growth Portfolio	555,108	87,975
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	373,331	183,978
PBHG Growth II Portfolio	153,758	96,494
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	149,201	60,695
Mid Cap Value Fund	757,346	257,290
Salomon Brothers Variable Series Funds Inc.:
Strategic Bond Fund	160,727	9,074
Investors Fund	361,095	157,727
Total Return Fund	94,299	20,417
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	19,032	114
Long-Term U.S. Government Bond Portfolio	258,724	3,153
High Yield Bond Portfolio	56,998	79
Total Return Bond Portfolio	236,363	2,128

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	$43,094	$457
AIM V.I. Growth Fund	40,905	367
AIM V.I. Value Fund	174,102	1,595
Dreyfus:
Dreyfus Investment Portfolios — Emerging Markets Portfolio	2,634	446
The Dreyfus Socially Responsible Growth Fund, Inc.	8,774	3
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	23,441	309
MFS® Investors Trust Series	23,566	464
MFS® New Discovery Series	5,599	1,669
MFS® Utility Series	39,262	555
Rydex Variable Trust:
OTC Fund	2,669	4
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	492,450	41,047
Premier Growth Portfolio	201,660	1,188
Quasar Portfolio	3,261	7

(4)  Related Party Transactions

The premiums transferred from GE Capital Life to the Account represent net premiums received by GE Capital Life on its flexible variable deferred annuity products, less deductions retained as compensation for certain distribution expenses and premium taxes. In addition, certain contractholders elect to deposit premiums in the general account of GE Capital Life and, over a period up to one year, periodically and systematically transfer those premiums to the subaccount of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers (to) from the Guarantee Account and in the Capital Transactions footnote as units exchanged.

If a policy is surrendered or lapses during the first six years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. In addition, for Type I policies, surrender charges are assessed against payments made upon the maturity date if the maturity date occurs before all of the premium payments have been in the policy for seven years. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 2% per year for Type I policies and1% per year for Type II and Type III every year thereafter.

GE Capital Life will deduct a charge of $25 plus .15% for Type I Policies and $30 plus .15% for Type II and Type III policies per year from the Account for certain administrative charges. In addition, GE Capital Life charges the Account for the mortality and expense (M&E) risk that GE Capital Life assumes. Fee based on the following rates: Type I — 1.25%, Type II — 1.30%, and Type III — 1.50%. The administrative expenses as well as the M&E charges are deducted daily and reflect the effective annual rates.

Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable annuities issued by GE Capital Life. Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500® Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund and .65% for the Mid-Cap Value Equity, Premier Growth Equity Funds, and Value Equity Funds, and .80% for the Small-Cap Value Equity Fund.

(5)  Capital Transactions

The increase (decrease) in outstanding units and amounts by type and by separate account from capital transactions with contractholders for each of the years or lesser periods in the two year period ended December 31, 2001 are as follows:

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund		Real Estate Securities Fund		Global Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	273,230	$3,376,266	428,354	$4,621,125	12,389	$144,891	12,469	$136,504	2,721	$28,909	5,389	$51,414
Units Redeemed	(19,103)	(236,045)	(7,305)	(78,806)	(532)	(6,221)	(281)	(3,081)	(135)	(1,438)	(83)	(793)
Units Exchanged	122,516	1,513,917	(178,057)	(1,920,895)	12,563	147,725	693	7,584	3,732	39,644	848	8,089

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	376,643	$4,654,138	242,992	$2,621,420	24,420	$286,395	12,881	$141,007	6,318	$67,115	6,154	$58,710

Units Purchased	281,113	2,781,809	179,318	1,993,913	16,197	184,738	15,993	158,072	7,094	84,759	6,350	58,825
Units Redeemed	(35,825)	(354,511)	(21,594)	(240,112)	(1,291)	(14,724)	(1,071)	(10,583)	(269)	(3,220)	(984)	(9,115)
Units Exchanged	73,078	723,152	(11,014)	(122,475)	39,266	447,832	2,982	29,473	4,982	59,505	165	1,527

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	318,366	$3,150,450	146,710	$1,631,326	54,172	$617,846	17,904	$176,962	11,807	$141,043	5,531	$51,237

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001
	GE Investments Funds, Inc. (continued)
	Mid-Cap Value Equity Fund		Income Fund		U.S. Equity Fund		Premier Growth Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	19,923	$212,889	8,234	$86,216	17,587	$218,273	22,237	$222,717
Units Redeemed	(1,333)	(14,241)	(762)	(7,982)	(2,510)	(31,150)	(55)	(551)
Units Exchanged	2,780	29,704	10,684	111,875	14,175	175,941	5,898	59,075

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2000	21,370	$228,352	18,156	$190,109	29,252	$363,064	28,080	$281,241

Units Purchased	36,605	424,730	24,836	282,963	234,663	2,700,161	186,247	1,712,107
Units Redeemed	(569)	(6,595)	(2,541)	(28,952)	(5,082)	(58,483)	(2,792)	(25,662)
Units Exchanged	4,556	52,857	51,462	586,314	5,655	65,067	6,226	57,232

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	40,592	$470,991	73,757	$840,324	235,236	$2,706,745	189,681	$1,743,678

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Variable Insurance Products Fund						Variable Insurance Products Fund II				Variable Insurance Products Fund III
	Equity Income Portfolio		Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio		Growth & Income Portfolio		Growth Opportunities Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	36,559	$387,451	98,379	$1,501,166	32,832	$419,747	17,048	$192,881	128,094	$1,661,934	62,406	$706,511	30,835	$327,326
Units Redeemed	(2,994)	(31,736)	(3,252)	(49,614)	(1,209)	(15,458)	(183)	(2,062)	(6,760)	(87,698)	(8,079)	(91,464)	(2,919)	(30,988)
Units Exchanged	15,462	163,866	29,324	447,461	769	9,822	(611)	(6,919)	50,194	651,246	16,420	185,891	12,817	136,064

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	49,027	$519,582	124,451	$1,899,013	32,392	$414,111	16,254	$183,899	171,528	$2,225,482	70,747	$800,938	40,733	$432,403

Units Purchased	32,956	358,395	13,156	160,505	6,734	62,545	(2,467)	(24,849)	15,828	189,537	39,746	416,397	19,460	154,761
Units Redeemed	(10,427)	(113,398)	(11,100)	(135,417)	(3,937)	(36,572)	(1,802)	(18,157)	(15,616)	(186,995)	(14,551)	(152,444)	(1,090)	(8,666)
Units Exchanged	86,170	937,046	46,917	572,345	30,936	287,293	16,031	161,491	23,231	278,177	20,734	217,206	6,236	49,586

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	108,699	$1,182,043	48,973	$597,433	33,733	$313,266	11,762	$118,485	23,443	$280,719	45,929	$481,159	24,606	$195,681

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Oppenheimer Variable Account Funds
	High Income Fund/VA		Bond Fund/VA		Aggressive Growth Fund/VA		Capital Appreciation Fund/VA		Multiple Strategies Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	26,691	$255,044	43,782	$440,975	72,542	$1,531,110	50,733	$793,660	15,232	$172,491
Units Redeemed	(5,025)	(48,021)	(5,137)	(51,736)	(1,359)	(28,685)	(1,596)	(24,969)	(318)	(3,606)
Units Exchanged	5,079	48,527	16,230	163,462	22,439	473,605	18,502	289,448	8,105	91,775

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	26,745	$255,551	54,875	$552,701	93,622	$1,976,030	67,639	$1,058,140	23,019	$260,659

Units Purchased	6,182	58,407	47,798	533,398	8,317	166,989	51,669	684,723	11,340	133,037
Units Redeemed	(3,002)	(28,364)	(10,418)	(116,261)	(3,043)	(61,104)	(4,595)	(60,895)	(2,894)	(33,949)
Units Exchanged	47,058	444,657	38,663	431,455	(1,282)	(25,734)	23,413	310,276	43,466	509,937

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	50,238	$474,700	76,043	$848,592	3,992	$80,151	70,487	$934,104	51,912	$609,025

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Federated Insurance Series
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	48,293	$522,124	8,782	$83,632	26,798	$285,303
Units Redeemed	(2,217)	(23,974)	(254)	(2,422)	(2,369)	(25,219)
Units Exchanged	5,725	61,890	4,942	47,051	3,537	37,650

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	51,801	$560,041	13,470	$128,261	27,966	$297,734

Units Purchased	2,015	22,532	2,313	20,400	5,616	53,180
Units Redeemed	(2,782)	(31,108)	(1,589)	(14,100)	(1,315)	(12,451)
Units Exchanged	14,514	162,291	1,449	12,773	12,020	113,828

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	13,747	$153,715	2,163	$19,073	16,321	$154,557

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Janus Aspen Series
	Balanced Portfolio		Aggressive Growth Portfolio		Growth Portfolio		Worldwide Growth Portfolio		Flexible Income Portfolio		International Growth Portfolio		Capital Appreciation Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	186,633	$2,592,620	195,359	$5,044,265	196,176	$3,134,823	176,225	$2,875,338	1,739	$17,959	112,082	$1,931,331	204,833	$3,793,276
Units Redeemed	(16,995)	(236,097)	(16,371)	(422,698)	(4,910)	(78,453)	(5,774)	(94,223)	(589)	(6,086)	(1,925)	(33,175)	(13,129)	(243,144)
Units Exchanged	66,178	919,324	52,751	1,362,054	28,770	459,743	37,207	607,065	1,194	12,329	42,964	740,321	28,888	534,972

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	235,816	$3,275,846	231,739	$5,983,621	220,036	$3,516,112	207,658	$3,388,180	2,344	$24,202	153,121	$2,638,477	220,592	$4,085,104

Units Purchased	65,568	873,947	15,088	290,994	29,044	422,537	(24,957)	265,100	8,695	95,715	29,360	189,769	131,832	278,722
Units Redeemed	(25,123)	(334,865)	(10,199)	(196,696)	(11,992)	(174,462)	15,252	(162,006)	(1,223)	(13,457)	(19,374)	(125,225)	(99,130)	(209,582)
Units Exchanged	983	13,109	5,114	98,612	1,697	24,693	8,139	(86,459)	2,723	29,983	(25,031)	(161,787)	(37,315)	(78,892)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	41,428	$552,191	10,003	$192,911	18,749	$272,768	(1,566)	$16,635	10,195	$112,241	(15,045)	$(97,243)	(4,613)	$(9,753)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Alger American Fund				PBHG Insurance Series Fund, Inc.
	Small Capitalization Portfolio		LargeCap Growth Portfolio		PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	48,805	$673,890	39,797	$588,297	45,562	$885,263	38,518	$862,385
Units Redeemed	(839)	(11,584)	(1,594)	(23,571)	(47)	(911)	(39)	(875)
Units Exchanged	12,510	172,738	2,296	33,946	19,188	372,829	13,610	304,716

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	60,476	$835,046	40,499	$598,672	64,703	$1,257,181	52,089	$1,166,226

Units Purchased	11,634	97,337	13,418	155,541	15,667	236,575	4,404	78,424
Units Redeemed	(5,686)	(47,575)	(2,860)	(33,153)	(1,944)	(29,361)	(1,017)	(18,109)
Units Exchanged	27,540	230,407	17,931	207,855	(153)	(2,303)	423	7,533

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	33,488	$280,168	28,489	$330,243	13,570	$204,912	3,810	$67,848

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	26,542	$259,268	30,324	$307,826	727	$7,500	3,202	$37,028	2,427	$25,356
Units Redeemed	(1,969)	(19,238)	(2,634)	(26,734)	—	—	(36)	(414)	(94)	(981)
Units Exchanged	7,504	73,305	20,159	204,628	—	—	2,414	27,924	536	5,599

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2000	32,077	$313,335	47,849	$485,720	727	$7,500	5,580	$64,538	2,869	$29,975

Units Purchased	10,105	83,708	15,276	189,124	2,233	24,453	4,073	50,139	2,876	31,209
Units Redeemed	(2,794)	(23,143)	(1,484)	(18,373)	(110)	(1,199)	(1,204)	(14,811)	(170)	(1,848)
Units Exchanged	3,584	29,696	21,016	260,184	11,264	123,356	13,716	168,904	4,014	43,539

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	10,895	$90,261	34,808	$430,935	13,387	$146,610	16,585	$204,232	6,720	$72,900

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Mid-Cap Value Equity Fund		U.S. Equity Fund		Premier Growth Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	23,814	$210,352	104,117	$105,054	6,181	$56,776	1,955	$17,818	2,290	$20,708	2,533	$22,840	8,096	$82,336
Units Redeemed	(137)	(1,211)	—	—	—	—	—	—	—	—	—	—	(4)	(42)
Units Exchanged	689	6,082	4,549	4,589	2,887	26,515	59	536	—	—	—	—	1,374	13,970

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	24,366	$215,223	108,666	$109,644	9,068	$83,291	2,014	$18,354	2,290	$20,708	2,533	$22,840	9,466	$96,265

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001
	Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III — Service Class 2
	Equity-Income Portfolio		Growth Portfolio		Contrafund Portfolio		Growth & Income Portfolio		Mid Cap Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	17,835	$158,275	5,750	$50,884	2,882	$26,817	4,012	$36,356	11,008	$109,738
Units Redeemed	(136)	(1,206)	—	—	—	—	—	—	(4)	(40)
Units Exchanged	(1,293)	(11,472)	639	5,657	166	1,543	193	1,744	(1,373)	(13,690)

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	16,406	$145,597	6,389	$56,542	3,048	$28,360	4,205	$38,100	9,631	$96,008

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001
	Oppenheimer Variable Account Funds — Class 2 Shares				Federated Insurance Series		Federated Insurance Series — Service Shares
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	3,150	$28,472	9,897	$88,986	—	$—	1,123	$10,755
Units Redeemed	—	—	(4)	(40)	—	—	—	—
Units Exchanged	133	1,198	2,428	21,826	30	232	1,115	10,674

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	3,283	$29,670	12,321	$110,772	30	$232	2,238	$21,429

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio		Balanced Portfolio		Capital Appreciation Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II units:
Units Purchased	1,067	$10,746	2,389	$17,860	2,828	$21,731	30,566	$293,601	5,640	$48,699	4,890	$39,064
Units Redeemed	—	—	—	—	—	—	(137)	(1,319)	—	—	—	—
Units Exchanged	70	704	—	—	1,700	13,068	3,074	29,523	(1,655)	(14,292)	50	397

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	1,137	$11,451	2,389	$17,860	4,528	$34,799	33,503	$321,805	3,985	$34,407	4,940	$39,461

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Janus Aspen Series — Service Shares				PIMCO Variable Insurance Trust
	International Growth Portfolio		Worldwide Growth Portfolio		Foreign Bond Portfolio		Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	1,292	$10,778	1,247	$10,265	1,017	$10,555	11,868	$130,467	4,586	$45,350	11,794	$124,745
Units Redeemed	—	—	—	—	—	—	—	—	—	—	—	—
Units Exchanged	450	3,757	1,174	9,657	—	—	441	4,849	806	7,970	1,736	18,363

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	1,742	$14,535	2,421	$19,922	1,017	$10,555	12,309	$135,316	5,392	$53,321	13,530	$143,108

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	AIM Variable Insurance Funds						Dreyfus
	AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund		AIM V.I. Value Fund		Dreyfus Investment Portfolios — Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	4,068	$35,293	4,133	$35,409	13,507	$120,190	—	$—	765	$6,613
Units Redeemed	—	—	—	—	—	—	—	—	—	—
Units Exchanged	265	2,295	628	5,381	836	7,438	245	2,308	283	2,451

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	4,333	$37,588	4,761	$40,790	14,343	$127,629	245	$2,308	1,048	$9,064

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	MFS® Variable Insurance Trust								Rydex Variable Trust
	MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series		MFS® Utility Series		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II units:
Units Purchased	1,740	$14,582	489	$4,262	162	$1,500	4,890	$38,699	308	$2,670
Units Redeemed	—	—	—	—	—	—	—	—	—	—
Units Exchanged	509	4,264	1,749	15,261	266	2,465	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	2,249	$18,846	2,238	$19,524	428	$3,965	4,890	$38,699	308	$2,670

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II units:
Units Purchased	33,013	$300,948	18,076	$150,695	—	$—
Units Redeemed	(139)	(1,268)	(153)	(1,277)	—	—
Units Exchanged	(30)	(270)	2,993	24,950	386	3,261

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	32,844	$299,410	20,916	$174,368	386	$3,261

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		U.S. Equity Fund		Premier Growth Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III units:
Units Purchased	2,262	$20,651	9,904	$10,000	28	$250	29	$250	1,266	$12,636
Units Redeemed	—	—	—	—	—	—	—	—	—	—
Units Exchanged	119	1,090	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	2,381	$21,740	9,904	$10,000	28	$250	29	$250	1,266	$12,636

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III — Service Class 2
	Equity-Income Portfolio		Growth Portfolio		Contrafund Portfolio		Growth & Income Portfolio		Mid Cap Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	4,249	$36,384	468	$4,027	808	$7,500	158	$1,400	1,571	$14,916
Units Redeemed	(2,187)	(18,728)	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	2,062	$17,656	468	$4,027	808	$7,500	158	$1,400	1,571	$14,916

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Oppenheimer Variable Account Funds — Class 2 Shares				Federated Insurance Series — Service Shares
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	924	$8,509	2,197	$19,648	53	$500
Units Redeemed	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	924	$8,509	2,197	$19,648	53	$500

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Janus Aspen Series-Service Shares
	Global Technology Portfolio		Balanced Portfolio		Capital Appreciation Portfolio		International Growth Portfolio		Worldwide Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	333	$2,647	6,448	$60,876	1,718	$13,516	521	$4,084	311	$2,627
Units Redeemed	—	—	(3,925)	(37,057)	—	—	(51)	(396)	—	—
Units Exchanged	—	—	—	—	—	—	—	—	129	1,089

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	333	$2,647	2,523	$23,818	1,718	$13,516	470	$3,688	440	$3,716

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	PIMCO Variable Insurance Trust								AIM Variable Insurance Funds
	Foreign Bond Portfolio		Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio		AIM V.I. Capital Appreciation Fund		AIM V.I. Value Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units
Units Purchased	797	$8,424	10,106	$112,788	317	$3,147	8,443	$89,661	302	$2,647	4,681	$42,152
Units Redeemed	—	—	(60)	(669)	—	—	(137)	(1,460)	—	—	(77)	(692)
Units Exchanged	—	—	—	—	—	—	—	—	—	—	121	1,090

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	797	$8,424	10,046	$112,119	317	$3,147	8,306	$88,201	302	$2,647	4,725	$42,550

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® Utility Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	504	$4,482	470	$4,084	62	$500
Units Redeemed	—	—	(44)	(384)	—	—
Units Exchanged	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	504	$4,482	426	$3,700	62	$500

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio
	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	19,048	$173,549	2,306	$20,437
Units Redeemed	(2,263)	(20,616)	—	—
Units Exchanged	—	—	123	1,090

Net increase (decrease) from capital transactions with contractholders during the year or lesser period ended December 31, 2001	16,785	$152,933	2,429	$21,526

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

(6)  Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

	Year or lesser period ended December 31, 2001
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type I:
GE Investments Funds, Inc.:
S&P 500® Index Fund	867,363	$9.84	$8,535	1.40%	1.30%	-13.50%
Money Market Fund	551,692	11.29	6,229	1.40%	3.86%	2.51%
Total Return Fund	86,294	11.48	991	1.40%	3.97%	-4.26%
International Equity Fund	32,993	8.21	271	1.40%	1.07%	-21.97%
Real Estate Securities Fund	18,334	12.74	234	1.40%	4.95%	10.27%
Global Income Fund	18,108	9.34	169	1.40%	0.00%	-3.06%
Mid-Cap Value Equity Fund	72,587	11.85	860	1.40%	1.07%	-1.09%
Income Fund	107,991	11.58	1,251	1.40%	7.43%	5.92%
U.S. Equity Fund	290,715	11.09	3,224	1.40%	1.06%	-9.76%
Premier Growth Equity Fund	217,761	8.76	1,908	1.40%	0.14%	-10.42%
Variable Insurance Products Fund:
Equity-Income Portfolio	205,859	10.61	2,184	1.40%	1.18%	-6.29%
Growth Portfolio	220,112	10.78	2,373	1.40%	0.07%	-18.81%
Overseas Portfolio	76,209	8.34	636	1.40%	4.13%	-22.28%
Variable Insurance Products Fund II:
Asset Manager Portfolio	38,600	10.20	394	1.40%	3.25%	-5.44%
Contrafund Portfolio	292,608	10.55	3,087	1.40%	0.77%	-13.48%
Variable Insurance Products Fund III:
Growth & Income Portfolio	129,686	10.00	1,297	1.40%	1.05%	-10.03%
Growth Opportunities Portfolio	107,227	7.78	834	1.40%	0.34%	-15.63%
Oppenheimer Variable Account Funds:
High Income Fund/VA	95,224	9.26	882	1.40%	7.44%	0.54%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Year or lesser period ended December 31, 2001
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type I:
Bond Fund/VA	174,178	$11.01	$1,918	1.40%	6.25%	6.27%
Aggressive Growth Fund/VA	105,970	10.58	1,121	1.40%	0.97%	-32.24%
Capital Appreciation Fund/VA	144,983	12.40	1,798	1.40%	0.55%	-13.81%
Multiple Strategies Fund/VA	79,586	11.58	922	1.40%	2.48%	0.78%
Federated Insurance Series:
American Leaders Fund II	86,104	10.49	903	1.40%	1.30%	-5.56%
High Income Bond Fund II	35,628	8.75	312	1.40%	9.96%	-0.04%
Utility Fund II	66,291	8.37	555	1.40%	3.17%	-14.93%
Janus Aspen Series:
Balanced Portfolio	463,443	12.67	5,872	1.40%	1.40%	-6.01%
Aggressive Growth Portfolio	362,970	10.29	3,735	1.40%	0.00%	-40.30%
Growth Portfolio	320,393	9.91	3,175	1.40%	0.02%	-25.79%
Worldwide Growth Portfolio	307,051	10.22	3,138	1.40%	0.25%	-23.53%
Flexible Income Portfolio	19,390	11.41	221	1.40%	3.49%	6.22%
International Growth Portfolio	157,443	10.49	1,652	1.40%	0.33%	-24.32%
Capital Appreciation Portfolio	395,372	11.77	4,654	1.40%	0.43%	-22.78%
Alger American Fund:
Small Capitalization Portfolio	120,238	7.29	877	1.40%	0.05%	-30.51%
LargeCap Growth Portfolio	116,401	10.67	1,242	1.40%	0.24%	-13.06%
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	81,850	11.91	975	1.40%	0.00%	-29.29%
PBHG Growth II Portfolio	62,951	9.59	604	1.40%	0.00%	-41.31%
Goldman Sachs Variable Insurance Trust:
Growth and Income Portfolio	49,039	8.33	408	1.40%	0.53%	-10.61%
Mid-Cap Value Portfolio	110,847	13.42	1,488	1.40%	1.12%	10.48%
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	14,114	11.15	157	1.40%	8.42%	5.41%
Investors Fund	22,165	11.24	249	1.40%	0.87%	-5.50%
Total Return Fund	9,589	10.60	102	1.40%	2.62%	-2.19%

Type II:
GE Investments Funds, Inc.:
S&P 500® Index Fund	24,366	9.17	223	1.45%	1.30%	-13.55%
Money Market Fund	108,666	1.01	110	1.45%	3.86%	2.46%
Mid-Cap Value Equity Fund	9,068	9.54	87	1.45%	1.07%	-1.14%
U.S. Equity Fund	2,014	9.24	19	1.45%	1.06%	-9.81%
Premier Growth Equity Fund	2,290	9.31	21	1.45%	0.14%	-10.47%
Value Equity Fund	2,533	9.17	23	1.45%	1.11%	-10.08%
Small-Cap Value Equity Fund	9,466	10.74	102	1.45%	0.66%	8.37%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	16,406	9.24	152	1.45%	0.00%	-6.61%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Year or lesser period ended December 31, 2001
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Growth Portfolio	6,389	$8.89	$57	1.45%	0.00%	-19.07%
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	3,048	9.44	29	1.45%	0.00%	-13.74%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	4,205	9.49	40	1.45%	0.00%	-10.33%
Mid-Cap Portfolio	9,631	10.21	98	1.45%	0.00%	-4.92%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	3,283	9.41	31	1.45%	0.00%	-13.46%
Main Street Growth & Income Fund/VA	12,321	9.21	113	1.45%	0.00%	-11.58%
Federated Insurance Series:
International Small Company Fund II	30	7.83	—	1.45%	0.00%	-31.04%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	2,238	9.59	21	1.45%	0.00%	-0.10%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	1,137	10.19	12	1.45%	0.00%	-17.97%
Global Technology Portfolio	2,389	7.93	19	1.45%	0.00%	-38.23%
Aggressive Growth Portfolio	4,528	7.87	36	1.45%	0.00%	-40.47%
Balanced Portfolio	33,503	9.72	326	1.45%	1.84%	-6.29%
Capital Appreciation Portfolio	3,985	8.58	34	1.45%	0.27%	-22.97%
Growth Portfolio	4,940	8.11	40	1.45%	0.00%	-26.00%
International Growth Portfolio	1,742	8.55	15	1.45%	0.19%	-24.55%
Worldwide Growth Portfolio	2,421	8.54	21	1.45%	0.13%	-23.75%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	1,017	10.35	11	1.45%	0.75%	6.02%
Long-Term U.S. Government Bond Portfolio	12,309	10.67	131	1.45%	0.94%	4.31%
High Yield Bond Portfolio	5,392	10.04	54	1.45%	2.06%	0.80%
Total Return Bond Portfolio	13,530	10.56	143	1.45%	0.87%	6.78%
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	4,333	8.92	39	1.45%	0.00%	-24.40%
AIM V.I. Growth Fund	4,761	8.75	42	1.45%	0.51%	-34.85%
AIM V.I. Value Fund	14,343	9.06	130	1.45%	0.22%	-13.84%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	245	9.82	2	1.45%	1.13%	1.82%
The Dreyfus Socially Responsible Growth Fund, Inc.	1,048	8.63	9	1.45%	0.02%	-23.71%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	2,249	8.68	20	1.45%	0.00%	-25.93%
MFS® Investors Trust Series	2,238	9.00	20	1.45%	0.00%	-17.33%
MFS® New Discovery Series	428	9.70	4	1.45%	0.00%	-6.64%
MFS® Utility Series	4,890	7.91	39	1.45%	0.00%	-25.55%
Rydex Variable Trust:
OTC Fund	308	8.59	3	1.45%	0.00%	-36.12%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	32,844	9.29	305	1.45%	0.00%	-1.31%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2001

	Year or lesser period ended December 31, 2001
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Premier Growth Portfolio	20,916	$8.85	$185	1.45%	0.00%	-18.61%
Quasar Portfolio	386	9.39	4	1.45%	0.00%	-14.13%
Type III:
GE Investments Funds, Inc.:
S&P 500® Index Fund	2,381	9.16	22	1.65%	1.30%	-13.72%
Money Market Fund	9,904	1.01	10	1.65%	3.86%	2.25%
U.S. Equity Fund	28	9.23	—	1.65%	1.06%	-9.99%
Premier Growth Equity Fund	29	9.30	—	1.65%	0.14%	-10.65%
Small-Cap Value Equity Fund	1,266	10.73	14	1.65%	0.66%	8.15%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	2,062	9.23	19	1.65%	0.00%	-6.80%
Growth Portfolio	468	8.88	4	1.65%	0.00%	-19.23%
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	808	9.43	8	1.65%	0.00%	-13.92%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	158	9.47	1	1.65%	0.00%	-10.52%
Mid Cap Portfolio	1,571	10.20	16	1.65%	0.00%	-5.12%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	924	9.39	9	1.65%	0.00%	-13.63%
Main Street Growth & Income Fund/VA	2,197	9.20	20	1.65%	0.00%	-11.76%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	53	9.58	1	1.65%	0.00%	-0.31%
Janus Aspen Series — Service Shares:
Global Technology Portfolio	333	7.93	3	1.65%	0.00%	-38.36%
Balanced Portfolio	2,523	9.70	24	1.65%	1.84%	-6.48%
Capital Appreciation Portfolio	1,718	8.57	15	1.65%	0.27%	-23.13%
International Growth Portfolio	470	8.54	4	1.65%	0.19%	-24.70%
Worldwide Growth Portfolio	440	8.53	4	1.65%	0.13%	-23.90%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	797	10.34	8	1.65%	0.75%	5.80%
Long-Term U.S. Government Bond Portfolio	10,046	10.66	107	1.65%	0.94%	4.09%
High Yield Bond Portfolio	317	10.03	3	1.65%	2.06%	0.59%
Total Return Bond Portfolio	8,306	10.55	88	1.65%	0.87%	6.57%
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	302	8.91	3	1.65%	0.00%	-24.56%
AIM V.I. Value Fund	4,725	9.05	43	1.65%	0.22%	-14.02%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	504	8.67	4	1.65%	0.00%	-26.08%
MFS® Investors Trust Series	426	8.99	4	1.65%	0.00%	-17.49%
MFS® Utility Series	62	7.90	—	1.65%	0.00%	-25.70%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	16,785	9.28	156	1.65%	0.00%	-1.51%
Premier Growth Portfolio	2,429	8.84	21	1.65%	0.00%	-18.77%

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Financial Statements

Year ended December 31, 2001

(With Independent Auditors’ Report Thereon)

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

December 31, 2001

Independent Auditors’ Report

The Board of Directors
GE Capital Life Assurance Company of New York:

We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York as of December 31, 2001 and 2000, and the related statements of income, shareholder’s interest, and cash flows for each of the years in the three-year period ended December 31, 2001. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

Richmond, Virginia
January 15, 2002

F-1

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

BALANCE SHEETS
(Dollar amounts in millions, except per share amounts)

	December 31,
	2001	2000
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value	$2,686.3	$2,079.7
Equity Securities available-for-sale, at fair value	45.5	4.6
Mortgage loans, net of valuation allowance of $2.6 and $1.9 at December 31, 2001 and 2000, respectively	338.6	329.8
Policy loans	1.3	1.3
Short-term investments	5.0	74.0

Total investments	3,076.7	2,489.4

Cash and cash equivalents	3.5	2.0
Accrued investment income	69.1	50.6
Deferred acquisition costs	192.9	122.4
Intangible assets	155.2	175.0
Other assets	266.5	15.6
Reinsurance recoverable	8.2	5.6
Separate account assets	73.1	61.1

Total assets	$3,845.2	$2,921.7

LIABILITIES AND SHAREHOLDER’S INTEREST
Liabilities:
Future annuity and contract benefits	$2,983.7	$2,294.4
Liability for policy and contract claims	73.7	57.7
Unearned premiums	47.4	40.5
Other policyholder liabilities	70.6	40.3
Accounts payable and accrued expenses	138.2	17.9
Deferred tax liability	2.9	13.8
Separate account liabilities	73.1	61.1

Total liabilities	3,389.6	2,525.7

Shareholder’s interest:
Net unrealized investment gains (losses)	(2.7)	29.7

Accumulated non-owner changes in equity	(2.7)	29.7
Common stock ($1,000 par value, 2,000 shares authorized, issued and outstanding)	2.0	2.0
Additional paid-in capital	387.6	342.6
Retained earnings	68.7	21.7

Total shareholder’s interest	455.6	396.0

Total liabilities and shareholder’s interest	$3,845.2	$2,921.7

See accompanying notes to financial statements.

F-2

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME
(Dollar amounts in millions)

	Years Ended December 31,
	2001	2000	1999
Revenues:
Net investment income	$195.8	$155.5	$126.0
Premiums	188.6	113.7	79.1
Net realized investment gains (losses)	22.2	(1.1)	0.3
Other income	1.3	3.0	3.4

Total revenues	407.9	271.1	208.8

Benefits and expenses:
Benefits and other changes in policy reserves	155.5	104.4	78.4
Interest credited	113.5	87.9	69.3
Commissions	79.0	50.6	28.1
General expenses	30.3	23.1	19.6
Amortization of intangibles, net	11.8	9.3	6.1
Change in deferred acquisition costs, net	(56.5)	(43.7)	(23.3)

Total benefits and expenses	333.6	231.6	178.2

Income before income taxes	74.3	39.5	30.6
Provision for income taxes	27.3	14.5	12.5

Net income	$47.0	$25.0	$18.1

See accompanying notes to financial statements.

F-3

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

STATEMENTS OF SHAREHOLDER’S INTEREST
(Dollar amounts in millions, except share amounts)

	Common Stock		Additional Paid-In Capital	Accumulated Non-owner Changes In Equity	Total Retained Earnings (Deficit)	Shareholder’s Interest
	Shares	Amount
Balances at January 1, 1999	2,000	$2.0	$259.4	$7.1	$(4.9)	$263.6
Changes other than transactions with shareholder:
Net income	—	—	—	—	18.1	18.1
Net unrealized losses on investment securities (a)	—	—	—	(39.6)	—	(39.6)

Total changes other than transactions with shareholder						(21.5)

Dividends declared	—	—	—	—	(16.5)	(16.5)

Balances at December 31, 1999	2,000	2.0	259.4	(32.5)	(3.3)	225.6
Changes other than transactions with shareholder:
Net income	—	—	—	—	25.0	25.0
Net unrealized gains on investment securities (a)	—	—	—	62.2	—	62.2

Total changes other than transactions with shareholder						87.2
Non-cash capital contribution	—	—	83.2	—	—	83.2

Balances at December 31, 2000	2,000	2.0	342.6	29.7	21.7	396.0
Changes other than transactions with shareholder:
Net income	—	—	—	—	47.0	47.0
Net unrealized losses on investment securities (a)	—	—	—	(32.4)	—	(32.4)

Total changes other than transactions with shareholder						14.6
Capital contribution	—	—	45.0	—	—	45.0

Balances at December 31, 2001	2,000	$2.0	$387.6	$(2.7)	$68.7	$455.6

(a)	Presented net of deferred taxes of $13.9, $(33.5) and $21.3 million in 2001, 2000, and 1999, respectively.

See accompanying notes to financial statements.

F-4

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS
(Dollar amounts in millions)

	Years Ended December 31,
	2001	2000	1999
Cash flows from operating activities:
Net income	$47.0	$25.0	$18.1
Adjustments to reconcile net income to net cash provided by operating activities:
Change in reserves	194.5	274.6	117.6
Charges assessed to policyholders	0.2	(0.1)	—
Net realized investment (gain) loss	(22.2)	1.1	(0.3)
Amortization of investment premiums and discounts	(1.4)	(3.1)	(0.7)
Amortization of intangibles	11.8	9.4	6.1
Deferred income tax provision (benefit)	14.2	5.1	(1.2)
Change in certain assets and liabilities:
(Increase) decrease in:
Accrued investment income	(18.5)	(13.5)	(6.5)
Deferred acquisition costs, net	(56.5)	(43.7)	(23.3)
Other assets, net	(248.4)	2.7	(8.8)
Increase (decrease) in:
Other policyholder related balances	37.4	(0.2)	20.8
Policy and contract claims	16.0	36.3	7.2
Accounts payable and accrued expenses	117.9	29.8	1.6

Total adjustments	45.0	298.4	112.5

Net cash provided by operating activities	92.0	323.4	130.6

Cash flows from investing activities:
Short-term investing activities, net	69.0	(74.0)	—
Proceeds from sales and maturities of investments in securities	1,276.3	247.8	408.2
Purchase of securities	(1,965.6)	(444.3)	(567.5)
Mortgage and policy loan originations	(34.2)	(88.5)	(93.8)
Principal collected on mortgage and policy loans	24.5	24.3	19.0
Acquisition, net of cash	—	(246.4)	—

Net cash used in investing activities	(630.0)	(581.1)	(234.1)

Cash flows from financing activities:
Proceeds from issuance of investment contracts	717.3	488.4	287.1
Redemption and benefit payments on investment contracts	(222.8)	(233.0)	(177.6)
Capital contribution	45.0	—	—
Dividends paid to shareholder	—	—	(16.5)

Net cash provided by financing activities	539.5	255.4	93.0

Net increase (decrease) in cash and cash equivalents	1.5	(2.3)	(10.5)
Cash and cash equivalents at beginning of year	2.0	4.3	14.8

Cash and cash equivalents at end of year	$3.5	$2.0	$4.3

See accompanying notes to financial statements.

F-5

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements
December 31, 2001, 2000, and 1999
(Dollar amounts in millions)

(1)  Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York (“GECLA-NY” or “the Company”). The Company is a wholly-owned subsidiary of General Electric Capital Assurance Company (“GE Capital Assurance”), which, in turn, is wholly-owned by GE Financial Assurance Holdings, Inc. (“GE Financial Assurance”). GE Financial Assurance is wholly-owned, directly or indirectly, by General Electric Company.

Basis of Presentation

These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

Products

The Company sells a variety of insurance and investment-related products. Its operations are in two business segments: (i) Wealth Accumulation and Transfer, and (ii) Lifestyle Protection and Enhancement.

Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company’s principal product lines under the Wealth Accumulation and Transfer segment are deferred annuities, structured settlements, immediate annuities, and variable annuities.

Lifestyle Protection and Enhancement products are products intended to protect accumulated wealth and income from the financial drain of unforeseen events. The Company’s principal product line under the Lifestyle Protection and Enhancement segment is long-term care insurance.

The Company markets and sells products in the State of New York through financial institutions and various agencies. During 2001, 2000 and 1999, 87%, 82%, and 92%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 59%, 51%, and 60%, respectively, of total product sales.

Revenues

Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk are not reported as revenues but as liabilities for future annuity and contract benefits. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholders’ account values and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

Cash Equivalents

Certificates and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows. Items with maturities greater than 90 days are included in short term investments.

F-6

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

Investment Securities

The Company has designated its fixed maturities (bonds and notes) and its equity securities (non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits, and deferred federal income taxes, are reflected as unrealized investment gains or losses in a separate component of shareholder’s interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of market decline, and the financial health of the specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

Investment income on mortgage and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

Mortgage and policy loans are stated at the unpaid principal balance of such loans, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management’s best estimate of probable losses, including specific allowances for known troubled loans, if any.

Short-term investments, if any are stated at amortized cost which appreciates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value.

Intangible Assets

(a)  Present Value of Future Profits

In conjunction with the acquisitions of life insurance companies, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called the present value of future profits (“PVFP”), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates accredited to policyholders on underlying contracts.

Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

(b) Goodwill

Goodwill is amortized over its estimated period of benefit on the straight-line method. No amortization period exceeds 25 years. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

F-7

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

Deferred Acquisition Costs

Acquisition costs include costs and expenses that vary with and are primarily related to the acquisition of insurance and investment contracts. Deferred acquisition costs capitalized are determined by actual costs and expenses incurred by product in the year of issue. Such costs are amortized as follows:

For investment contracts, amortization of deferred acquisition cost is based on the present value of the anticipated gross profits resulting from investments, interest credited, surrender charges and other policy changes, mortality and maintenance expenses. For insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

Federal Income Taxes

The Company is included with GE Capital Assurance in a consolidated life insurance federal income tax return. Deferred taxes are allocated by applying the asset and liability method of accounting for deferred income taxes to members of the group as if each member was a separate taxpayer. Intercompany balances are settled at least annually.

Reinsurance

Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies, except for reinsurance costs for universal life products. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

Future Annuity and Contract Benefits

Future annuity and contract benefits consist of the liability for life insurance policies, accident and health, and deferred annuity contracts. Investment contract liabilities are generally equal to the policyholder’s current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals with experience adjustments for adverse deviation where appropriate.

Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, (b) estimated claims related to insured events that have occurred but that have not been reported to the insurer, as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

Separate Accounts

The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders’ equity in those assets.

F-8

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

Accounting Pronouncement Not Yet Adopted

SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, modify the accounting for business combinations, goodwill and identifiable intangible assets. As of January 1, 2002, all goodwill and indefinite-lived intangible assets must be tested for impairment, and, if necessary, a transition adjustment will be recognized. Management has not yet determined the exact amount of goodwill impairment under these new standards, if any. Amortization of goodwill will cease as of January 1, 2002, and thereafter, all goodwill and any indefinite-lived intangible assets must be tested at least annually for impairment. The effect of the non-amortization provisions on 2002 operations will be affected by 2002 acquisitions, if any, and cannot be forecast, but if these rules had applied to goodwill in 2001, management believes that full-year 2001 net earnings would have increased by approximately $3.4.

(2)  Investment Securities

General

For the years ended December 31, the sources of investment income of the Company were as follows:

	2001	2000	1999
Fixed maturities	$171.4	$133.8	$109.1
Mortgage and policy loans	26.3	23.2	17.8

Gross investment income	197.7	157.0	126.9
Investment expenses	(1.9)	(1.5)	(0.9)

Net investment income	$195.8	$155.5	$126.0

For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

	2001	2000	1999
Sales proceeds	$996.2	$57.1	$143.0

Gross realized investment:
Gains	34.2	2.3	1.1
Losses	(12.0)	(3.4)	(0.8)

Net realized investment gains (losses)	$22.2	$(1.1)	$0.3

The additional proceeds from investments presented in the Company’s Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

Net unrealized gains and losses on investment securities classified as available-for-sale are reflected as a separate component of shareholder’s interest at December 31 are summarized as follows:

	2001	2000	1999
Net unrealized gains (losses) on fixed maturities available-for-sale before adjustments	$(18.4)	$47.3	$(78.3)
Net unrealized gains (losses) on equity securities available-for-sale before adjustments	(0.4)	—	—
Adjustments to the present value of future profits and deferred acquisition costs	14.4	(1.6)	28.3
Deferred income taxes	1.7	(16.0)	17.5

Net unrealized gains (losses) on available-for-sale investment securities	$(2.7)	$29.7	$(32.5)

F-9

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

	2001	2000	1999
Net unrealized gain (loss) on investment securities — beginning of year	$29.7	$(32.5)	$7.1
Unrealized gains (losses) on investment securities — net of deferred taxes of $6.1, $(33.1), and $21.2	(18.0)	61.5	(39.4)
Reclassification adjustments — net of deferred taxes of $7.8, $(0.4) and $0.1	(14.4)	0.7	(0.2)

Net unrealized gain (loss) on investment securities — end of year	$(2.7)	$29.7	$(32.5)

At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company’s fixed maturities and equity securities available-for-sale were as follows:

2001	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$79.3	$0.5	$(5.5)	$74.3
Non U.S. government	4.5	—	(0.1)	4.4
Non. U.S. corporate	167.1	4.0	(7.6)	163.5
U.S. corporate	1,506.2	24.0	(54.4)	1,475.8
Mortgage backed	441.6	9.1	(0.7)	450.0
Asset backed	506.0	13.3	(1.0)	518.3

Total fixed maturities	2,704.7	50.9	(69.3)	2,686.3

Non-redeemable preferred stock	45.9	0.4	(0.8)	45.5

Total available-for-sale securities	$2,750.6	$51.3	$(70.1)	$2,731.8

2000	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities:
U.S. government and agency	$53.4	$0.1	$—	$53.5
Non U.S. government	5.1	0.3	—	5.4
Non. U.S. corporate	168.4	4.2	—	172.6
U.S. corporate	1,184.1	8.5	—	1,192.6
Mortgage backed	286.4	17.5	—	303.9
Asset backed	335.0	16.7	—	351.7

Total fixed maturities	2,032.4	47.3	—	2,079.7

Non-redeemable preferred stock	4.6	—	—	4.6

Total available-for-sale securities	$2,037.0	$47.3	$—	$2,084.3

The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2001 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

F-10

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

	Amortized Cost	Fair Value
Due in one year or less	$11.9	$11.9
Due after one year through five years	299.9	306.2
Due after five years through ten years	703.8	703.9
Due after ten years	741.5	696.0

Subtotal	1,757.1	1,718.0
Mortgage backed securities	441.6	450.0
Asset backed securities	506.0	518.3

Totals	$2,704.7	$2,686.3

At December 31, 2001, $131.6 of the Company’s investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $1.1 at December 31, 2001 and $0.5 at December 31, 2000.

At December 31, 2001, approximately 23.0% and 15.9% of the Company’s investment portfolio is comprised of securities issued by the manufacturing and utility industries, respectively, the vast majority of which are rated investment grade and which are senior secured bonds. No other industry group comprises more than 10% of the Company’s investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

At December 31, 2001, the Company did not hold any fixed maturity securities, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of shareholder’s interest.

The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody’s.

	2001		2000
	Fair Value	Percent	Fair Value	Percent
Agencies and treasuries	$129.7	4.8%	$264.8	12.7%
AAA/Aaa	863.1	32.1	500.3	24.1
AA/Aa	221.0	8.2	221.5	10.7
A/A	566.5	21.1	457.2	22.0
BBB/Baa	608.6	22.7	412.3	19.8
BB/Ba	47.1	1.8	29.7	1.4
B/B	2.0	0.1	11.0	0.5
CCC	14.2	0.5	1.7	0.1
Not rated	234.1	8.7	181.2	8.7

Totals	$2,686.3	100.0%	$2,079.7	100.0%

F-11

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, certain securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as “not rated.” This has neither positive nor negative implications regarding the value of the security.

At December 31, 2001 and 2000, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $6.0 and $1.7, respectively.

Mortgage Loans

At December 31, 2001 and 2000, the Company’s mortgage loan portfolio consisted of first mortgage loans on commercial real estate properties of 189 and 221, respectively. The loans, which are originated by the Company through a network of mortgage bankers, are made on completed, leased properties and generally have a maximum loan-to-value ratio of 75% at the date of origination.

At December 31, 2001 and 2000, respectively, the Company held $73.0 and $81.8 in mortgages secured by real estate in California, comprising 21.4% and 24.8% of the respective total mortgage portfolio. For the years ended December 31, 2001, 2000, 1999, respectively, the Company originated $9.3, $12.8 and $38.3 of mortgages secured by real estate in California, which represent 27.1%, 14.7% and 40.9% and of the respective total originations for those years.

The following table presents the activity in the allowance for losses during the years ended December 31:

	2001	2000	1999
Balance at January 1	$1.9	$1.3	$0.9
Provision charged to operations	0.7	0.6	0.4

Balance at December 31	$2.6	$1.9	$1.3

As of December 31, 2001 and 2000, the Company was committed to fund $7.1 and $2.0, respectively, in mortgage loans.

“Impaired” loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogeneous loans, and therefore applies principally to the Company’s commercial loans. There were no impaired loans at December 31, 2001 and 2000.

(3)  Deferred Acquisition Costs

Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

	2001	2000	1999
Unamortized balance at January 1	$123.6	$79.9	$56.6
Costs deferred	66.6	49.6	29.9
Amortization, net	(10.1)	(5.9)	(6.6)

Unamortized balance at December 31	180.1	123.6	79.9
Cumulative effect of net unrealized investment (gains) losses	12.8	(1.2)	14.9

Balance at December 31	$192.9	$122.4	$94.8

F-12

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

(4)  Intangible Assets

Present Value of Future Profits (PVFP)

The method used by the Company to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

The following table presents the activity in PVFP for the years ended December 31:

	2001	2000	1999
Unamortized balance at January 1	$131.7	$21.8	$26.4
Acquisitions	(23.8)	117.2	—
Interest accreted at 4.9% in 2001, 4.9% in 2000, 4.7% in 1999	0.5	0.7	0.8
Amortization	(8.9)	(8.0)	(5.4)

Unamortized balance at December 31	99.5	131.7	21.8
Cumulative effect of net unrealized investment (gains) losses	1.6	(0.4)	13.4

Balance at December 31	$101.1	$131.3	$35.2

The estimated percentage of the December 31, 2001 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2002	7.8%
2003	9.1%
2004	9.1%
2005	9.2%
2006	9.3%

Amortization expense in future periods may be impacted by acquisitions, realized capital gains or other factors affecting the emergence of gross profits from certain lines of business.

Goodwill

At December 31, 2001 and 2000, total unamortized goodwill was $54.1 and $43.7, respectively, which is presented net of accumulated amortization of $15.4 and $12.0, respectively. Goodwill amortization was $3.4, $2.0, and $1.5 for the years ended December 31, 2001, 2000, and 1999, respectively. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value (no such write-downs have been made).

(5)  Reinsurance

Certain policy risks are reinsured with other insurance companies to limit the amount of loss retention. Reinsurance contracts do not relieve the Company of its obligations to policyholders. In the event that the reinsurers would be unable to meet their obligations, the Company is liable for the reinsured claims. The Company monitors both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. The Company does not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on its results of operations.

F-13

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The Company has a reinsurance agreement with an affiliated company whereby the Company assumed all liabilities and future premiums related to the affiliate’s New York business. Certain fixed maturities with a fair value of $344.2 and $259.7 at December 31, 2001 and 2000, respectively, were held in trust for the benefit of policyholders.

In July 2000, the Company began underwriting and distributing long-term care insurance through a strategic alliance with The Travelers Insurance Company (“Travelers”) and certain of its Citigroup affiliates. Under the arrangement, the Company assumed through indemnity reinsurance 90% of Travelers existing long-term care insurance business issued in New York and entered into a continuing agreement with various Citigroup distribution channels including Travelers.

The maximum amount of individual ordinary life insurance normally retained by the Company on any one life may not exceed $0.2. The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

	Written			Earned
	2001	2000	1999	2001	2000	1999
Direct	$115.8	$87.1	$78.8	$114.4	$83.8	$76.2
Assumed	82.3	33.1	5.2	78.2	33.1	5.2
Ceded	(3.9)	(3.0)	(2.3)	(4.0)	(3.2)	(2.3)

Net premiums	$194.2	$117.2	$81.7	$188.6	$113.7	$79.1

Percentage of amount assumed to net				41.5%	29.1%	6.6%

Reinsurance recoveries recognized as a reduction of benefits amounted to $16.9, $14.2 and $9.3 during 2001, 2000, and 1999, respectively. These recoveries were partially offset by certain changes in benefits and other policy reserves.

(6)  Future Annuity and Contract Benefits

Investment Contracts

Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders’ contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2001 and 2000, investment contracts totaled $2,352.3 and $1,766.4, respectively.

Traditional Life Insurance Contracts

Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Any changes in the estimated liability are reflected in income as estimates are revised. At December 31, 2001 and 2000, insurance contracts, totaled $621.1 and $517.8, respectively.

Interest rate assumptions used in calculating the present value of future annuity and contract benefits range from 5.5% to 7.5%.

Universal Life

Universal Life contracts are broadly defined to include contracts that provide either death or annuity benefits and have features which may include various policyholder charges, credited interest, and/or variable premiums. At December 31, 2001 and 2000, Universal Life contracts totaled $10.2 and $10.4 respectively.

F-14

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

(7)  Related-Party Transactions

The Company receives administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2001, 2000, and 1999, these services were valued at $15.8, $20.2 and $17.7, respectively.

During 2001, the Company received a $45 capital contribution from GE Capital Assurance as reflected in the Statements of Shareholder’s Interest.

During 2000, the Company entered into an agreement with GNA Corporation, an affiliate, in which GNA Corporation assumed, on a non-recourse basis, certain tax liabilities. Accordingly, the assumption of such liabilities was recorded as a non-cash capital contribution.

(8)  Income Taxes

The total provision for income taxes for the years ended December 31 consisted of the following components:

	2001	2000	1999
Current federal income tax provision	$13.1	$9.4	$13.7
Deferred federal income tax provision (benefit)	14.2	5.1	(1.2)

Total income tax provision	$27.3	$14.5	$12.5

The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

	2001	2000	1999
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
State income tax, net of federal income tax effect	—	—	—
Non-deductible goodwill amortization	1.6	1.7	1.8
Other, net	0.1	—	4.0

Effective rate	36.7%	36.7%	40.8%

F-15

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The components of the net deferred income tax liability at December 31 are as follows:

	2001	2000
Assets:
Net unrealized losses on investment securities	$1.7	$—
Future annuity and contract benefits	92.0	76.3

Total deferred income tax assets	93.7	76.3

Liabilities:
Net unrealized gains on investment securities	—	(16.0)
Investments	(1.8)	(1.2)
Present value of future profits	(43.9)	(44.2)
Deferred acquisition costs	(49.1)	(27.3)
Other, net	(1.8)	(1.4)

Total deferred income tax liabilities	(96.6)	(90.1)

Net deferred income tax liability	$(2.9)	$(13.8)

Based on an analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

The Company (received) paid $24.0, $(3.9) and $11.2, for federal and state income taxes in 2001, 2000, and 1999, respectively.

(9)  Guaranty Association Assessments

The Company is required by law to participate in the guaranty association of the State of New York. The state guaranty association ensures payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies, by assessing all other companies involved in similar lines of business. The insolvency of a major insurer that wrote significant business in New York could have an adverse impact on the profitability of the Company. The Company made no payments to the New York State guaranty association in 2001 and 2000, and received a net refund of $0.2 in 1999.

(10)  Litigation

The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(11)  Fair Value of Financial Instruments

Assets and liabilities that are reflected in the Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts and beginning in 2001, derivative financial instruments. Other assets and liabilities—those not carried at fair value—are discussed in the following pages. Apart from certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2001 or 2000.

F-16

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

A description of how fair values are estimated follows:

Mortgage loans.    Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

Investment contracts.    Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender values for single premium deferred annuities.

Information about certain financial instruments that were not carried at fair value at December 31, 2001 and 2000, is summarized as follows:
	2001		2000
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Mortgage loans	$338.6	$351.1	$329.8	$340.9
Investment contracts	$2,352.3	$2,352.3	$1,766.4	$1,674.0

(12)  Restrictions on Dividends

State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its shareholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval. The Company last paid a dividend to GE Capital Assurance of $16.5 in 1999.

(13)  Supplementary Financial Data

The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners (“NAIC”) that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholder’s interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. The Company has no significant permitted accounting practices. The impact of adoption of codification decreased statutory capital and surplus by $(2), primarily related to investment impairments.

Unaudited statutory net (loss) income for the years ended December 31, 2001, 2000, and 1999 was $(37.9), $(68.2) and $5.1, respectively. Unaudited statutory capital and surplus was $155.7 as of December 31, 2001 and 2000.

The NAIC has adopted Risk-Based Capital (“RBC”) requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the RBC level. At December 31, 2001 and 2000, the Company exceeded the minimum required RBC levels.

(14)  Business Segments

The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide for a means

F-17

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

Notes to Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1) for further discussion of the Company’s principal products.

The following is a summary of industry segment activity for 2001, 2000, and 1999:

	2001			2000			1999
	Wealth acccumulation and transfer	Lifestyle protection and enhancement	Total	Wealth acccumulation and transfer	Lifestyle protection and enhancement	Total	Wealth acccumulation and transfer	Lifestyle protection and enhancement	Total
Revenues:
Net investment income	$160.5	$35.3	$195.8	$138.7	$16.8	$155.5	$120.0	$6.0	$126.0
Premiums	42.5	146.1	188.6	29.2	84.5	113.7	36.3	42.8	79.1
Net unrealized investment gains (losses)	22.2	—	22.2	(1.1)	—	(1.1)	0.3	—	0.3
Other revenues (losses)	1.3	—	1.3	3.1	(0.1)	3.0	3.4	—	3.4

Total revenues	226.5	181.4	407.9	169.9	101.2	271.1	160.0	48.8	208.8

Benefits and expenses:
Interest credited, benefits and other changes in policy reserves	165.4	103.6	269.0	125.1	67.2	192.3	114.0	33.7	147.7
Commissions	47.5	31.5	79.0	31.8	18.8	50.6	17.8	10.3	28.1
Amortization of intangibles	3.7	8.1	11.8	5.5	3.8	9.3	5.5	0.6	6.1
Other operating costs and expenses	(32.1)	5.9	(26.2)	(18.5)	(2.1)	(20.6)	(3.5)	(0.2)	(3.7)

Total benefits and expenses	184.5	149.1	333.6	143.9	87.7	231.6	133.8	44.4	178.2

Income before income taxes	$42.0	$32.3	$74.3	$26.0	$13.5	$39.5	$26.2	$4.4	$30.6

Provision for income taxes	$15.4	$11.9	$27.3	$9.7	$4.8	$14.5	$10.7	$1.8	$12.5

Total assets	$3,098.4	$746.8	$3,845.2	$2,354.6	$567.1	$2,921.7	$1,986.2	$135.7	$2,121.9

F-18

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

(1)(a)
Resolution of Board of Directors of GE Capital Life Assurance Company of New York (“GE Capital Life”) authorizing the establishment of the GE Capital Life Separate Account II (the “Separate Account”).(1)

(2)	Not Applicable.

(3)(a)	Underwriting Agreement between GE Capital Life and Capital Brokerage Corporation.(2)

(3)(b)	Dealer Sales Agreement.(2)

(4)(a)	Form of Policy NY1155 4/00.(4)

(4)(b)	Endorsements to Policy

(4)(b)(i)	Guarantee Account Rider NY4066.(1)

(4)(b)(ii)	Trust Endorsement NY5066.(1)

(4)(b)(iii)	Pension Endorsement NY5067.(2)

(4)(b)(iv)	Individual Retirement Annuity Endorsement NY5069.(2)

(4)(b)(v)	403(b) Annuity Endorsement NY5070.(2)

(4)(b)(vi)	Optional Death Benefit Rider NY5071.(3)

(4)(b)(vii)	Roth IRA Annuity Endorsement NY5134.(5)

(4)(b)(viii)	Death Benefit available at Death of Any Annuitant Endorsement NY5155 12/00.(6)

(4)(b)(ix)	Enhanced Payment Rider NY5136 11/00.(6)

(5)	Form of Application.(4)

(6)(a)	Certificate of Incorporation of GE Capital Life.(1)

(6)(b)	By-Laws of GE Capital Life.(1)

(7)	Not Applicable.

(8)(a)	Form of Participation Agreement regarding Federated Insurance Series.(2)

(8)(b)	Amendment to Participation Agreement between Federated Insurance Series and GE Capital Life Assurance Company of New York.(5)
(8)(c)	Form of Participation Agreement regarding GE Investments Funds, Inc.(2)

(8)(c)(i)	Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital Life Assurance Company of New York.(3)

(8)(c)(ii)	Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital Life Assurance Company of New York.(5)

(8)(d)	Form of Participation Agreement between Janus Aspen Series and GE Capital Life Assurance Company of New York.(2)

(8)(e)	Amendment to Participation Agreement between Janus Aspen Series and GE Capital Life Assurance Company of New York.(3)

(8)(f)	Participation Agreement between Oppenheimer Variable Account Funds and GE Capital Life Assurance Company of New York.(5)

(8)(h)	Participation Agreement between Fidelity Variable Insurance Products Fund and GE Capital Life Assurance Company of New York.(2)

(8)(i)	Participation Agreement between Fidelity Variable Insurance Products Fund II and GE Capital Life Assurance Company of New York.(2)

(8)(j)	Participation Agreement between Fidelity Variable Insurance Products Fund III and GE Capital Life Assurance Company of New York.(2)

(8)(j)(i)	Amendment to Participation Agreement between Variable Insurance Products Fund III and GE Capital Life Assurance Company of New York.(5)

(8)(m)	Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York.(5)

(8)(n)	Participation Agreement between Alliance Variable Series and GE Capital Life Assurance Company of New York.(5)

(8)(o)	Participation Agreement between Dreyfus and GE Capital Life Assurance Company of New York.(5)

(8)(p)	Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York.(5)

(8)(q)	Participation Agreement between PIMCO Variable Insurance Trust and GE Capital Life Assurance Company of New York.(5)

(8)(r)	Participation Agreement between Rydex Variable Trust and GE Capital Life Assurance Company of New York.(5)

(8)(s)
Participation Agreement between Franklin Templeton Variable Insurance Products Trust and GE Capital Life Assurance Company of New York. Participation Agreement between Van Kampen Life Investment Trust and GE Capital Life Assurance Company of New York.(8)

(9)	Opinion and Consent of Counsel.(8)

(10)	Consent of Independent Auditors.(7)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Power of Attorney.(7)

(1)	Incorporated herein by reference to initial filing of the Registration Statement on Form N-4 File No. 333-39955, filed with the Securities and Exchange Commission on September 10, 1997.

(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 of the Registration Statement on Form N-4 File No. 333-39955, filed with the Securities and Exchange Commission on May 13, 1998.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 3 filing of the Registration Statement on Form N-4 File No. 333-9955, filed with the Securities and Exchange Commission on May 1, 2000.

(4)	Incorporated herein by reference to the initial filing of the Registration Statement on Form N-4 No. 333-47016, filed with the Securities and Exchange Commission on September 29, 2000.

(5)	Incorporated herein by reference to Pre-Effective Amendment No. 1 filing of the Registration Statement on Form N-4 333-47016, filed with the Securities and Exchange Commission on December 7, 2000.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 3 filing of the Registration Statement on Form N-4 333-47016 filed with the Securities and Exchange Commission on November 2, 2001.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 5 of the Registration Statement on Form N-4, File No. 333-47016 filed with the Securities and Exchange Commission on May 1, 2002.

(8)	Filed herein.

Item 25.    Directors and Officers of GE Capital Life Assurance Company of New York

Name	Address	Positions and Offices with Depositor
George Zippel	GE Capital Life Assurance Company of New York 700 Main Street Lynchburg, VA 24504	President, Chief Executive Officer and Director

David J. Sloane	GE Capital Life Assurance Company of New York 125 Park Avenue, 6th Floor New York, NY 10017	Senior Vice President, Chief Administrative Officer and Director

Marshall S. Belkin	345 Kear Street Yorktown Heights, NY 10598	Director

Richard I. Byer	Richartz Fliss Clark & Pope, Inc. 317 Madison Avenue New York, NY 10017	Director

Thomas W. Casey	GE Financial Assurance 6620 W. Broad St. Richmond, VA 23230	Vice President, Chief Financial Officer and Director

Bernard M. Eiber	55 Northern Blvd. Room 302 Great Neck, NY 11021	Director

Jerry S. Handler	Handro Properties 151 West 40th St. New York, NY 10018	Director

Gerald A. Kaufman	33 Walt Whitman Rd., Suite 233 Huntington Station, NY 11746	Director

Frank T. Gencarelli	GE Financial Assurance 6610 W. Broad Street Richmond, VA 23230	Senior Vice President
Leon E. Roday	GE Financial Assurance 6620 West Broad St. Richmond, VA 23230	Director and Senior Vice President

Geoffrey S. Stiff	GE Financial Assurance 6610 W. Broad St. Richmond, VA 23230	Director

Paul Haley	GE Financial Assurance 6610 W. Broad St. Richmond, VA 23230	Vice President

Heather Harker	GE Financial Assurance 6610 W. Broad St. Richmond, VA 23230	Vice President

Item 26.    Persons Controlled by or Under Common Control with the Depositor or Registrant

The following chart identifies the persons controlled by or under common control with the Depositor or the Registrant.

Item 27.    Number of Policyowners

There were 660 contract owners in this product as of August 15, 2002.

Item 28.    Indemnification

The Bylaws of GE Capital Life provide that:

(a) See Exhibit (6)(ii)—Article VIII

Rule 484 Undertaking

Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York further provides that:

(a)  The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney’s fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b)  The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c)  A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

(d)  For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person’s duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)  Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940 and is also the principal underwriter for other variable annuity policies and variable life insurance contracts issued through GE Capital Life Separate Accounts II and III.

(b)

Name	Address	Positions and Offices with Underwriter
Adam T. Rochlin	201 Merrit 7 Norwalk, CT 06856	President and Chief Executive Officer

Thomas W. Casey	6620 W. Broad St. Richmond, VA 23230	Senior Vice President

Robert J. Methven	200 N. Martingale Road Schaumburg, IL 60173	Senior Vice President

Gary T. Prizzia	6620 W. Broad Street Richmond, VA 23230	Treasurer

Edward J. Wiles, Jr.	201 Merrit 7 Norwalk, CT 06856	Senior Vice President, Chief Compliance Officer

Kelly L. Groh	6610 W. Broad Street Richmond, Virginia 23230	Chief Financial Officer, Controller

Victor C. Moses	601 Union St., Ste. 5600 Seattle, WA 98101	Senior Vice President

Geoffrey S. Stiff	6610 W. Broad St. Richmond, VA 23230	Senior Vice President

Ward E. Bobitz	6620 W. Broad St. Richmond, VA 23230	Vice President & Assistant Secretary

Brenda Daglish	6604 W. Broad St. Richmond, VA 23230	Vice President & Assistant Treasurer

William E. Daner, Jr.	6610 W. Broad St. Richmond, VA 23230	Vice President, Counsel & Secretary

Richard G. Fucci	6604 W. Broad St. Richmond, VA 23230	Vice President

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life Assurance Company of New York at its administrative office located at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.    Management Services

All management Policies are discussed in Part A or Part B of this Registration Statement.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted.

(b)  Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Capital Life Assurance Company of New York at the address or phone number listed in the prospectus.

(d)  GE Capital Life Assurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life Assurance Company of New York.

Section 403(b) of the Internal Revenue Code

GE Capital Life Assurance Company of New York represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, GE Capital Life Separate Account II, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 13th of September, 2002.

GE CAPITAL LIFE SEPARATE ACCOUNT II  (Registrant)

            /s/ HEATHER HARKER
By:
Vice President
GE Capital Life Assurance Company of New York

GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK (Depositor)

        /s/ HEATHER HARKER
By:
Vice President
GE Capital Life Assurance Company of New York

As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* George R. Zippel	President, Chief Executive Officer, Chairman of the Board and Director	09/13/02

* Leon E. Roday	Senior Vice President, General Counsel and Director	09/13/02

* David J. Sloane	Chief Administrative Officer and Managing Director	09/13/02

* Thomas M. Casey	Senior Vice President, Chief Financial Officer and Director	09/13/02

* Paul A. Haley	Vice President	09/13/02

* Geoffrey S. Stiff	Senior Vice President and Director	09/13/02

* Frank T. Gencarelli	Senior Vice President	09/13/02

/s/ HEATHER HARKER Heather Harker	Vice President	09/13/02

*	By /s/ HEATHER HARKER, Pursuant To Power Of Attorney Executed On January 15, 2002.